Document And Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 07, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	NORTH BAY RESOURCES INC
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		113,482,030
Amendment Flag	false
Entity Central Index Key	0001450524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 137,394	$ 42,008	$ 129,888
Accounts Receivable	0	0	982
Total Current Assets	137,394	42,008	130,870
Other Assets
Available For Sale Securities	15,000	12,550	0
Prepaid Expenses	55,000	0	0
Certificates of Deposit	172,706	172,499	171,875
Deferred Financing Costs, net	11,781	14,471	0
Goodwill	0	0	5,341
Mining Claims – Unproved	1,797,499	1,797,488	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	587,092	635,212	733,885
Other Assets	0	0	4,000
Reclamation Bond – Fraser River	5,000	2,000	0
Total Other Assets	2,644,078	2,634,220	2,712,665
TOTAL ASSETS	2,781,472	2,676,228	2,843,535
Current Liabilities
Accounts Payable	30,012	56,617	5,942
Accrued Expenses - Related Party	947,474	884,474	784,474
Accrued Expenses – Ruby Mine	2,906	12,250	0
Accrued Interest	60,189	41,363	0
Convertible notes payable (net of discounts of $176,990, $166,307 and $0, respectively)	370,162	608,193	25,000
Advance Gold Sales (net of discounts of $14,754, $0 and $0, respectively)	151,913	0	0
Deferred Gain	0	9,835	0
Derivative Liability	1,099,889	496,827	0
Note Payable – Ruby Mine Mortgage	1,170,933	1,774,822	1,889,185
Note Payable (net of discounts of $0, $0 and $20,568, respectively)	0	0	4,432
Total Current Liabilities	3,833,478	3,884,381	2,709,033
Long-Term Liabilities
Convertible notes payable , net of current portion	346,095	0	0
Note Payable – Ruby Mine Mortgage, net of current portion	730,646	0	0
Asset Retirement Obligation	5,747	5,584	5,147
Total Long-Term Liabilities	1,082,488	5,584	5,147
Total Liabilities	4,915,966	3,889,965	2,714,180
Commitments & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 10,217,486, 4,517,601 and 880,982 shares outstanding at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	600,489	367,490	88,273
Total Commitments & Contingencies	600,489	367,490	88,273
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 103,264,544, 97,485,130 and 96,783,480 shares issued and outstanding at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	103,265	97,485	96,783
Additional Paid-In Capital	12,018,974	11,805,636	11,271,341
Stock Payable	0	0	25,000
Accumulated Other Comprehensive Income/(Loss)	(10,050)	(12,500)	0
Deficit Accumulated During Exploration Stage	(14,851,172)	(13,475,848)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(2,734,983)	(1,581,227)	41,082
TOTAL LIABILITIES, COMMITMENTS & CONTINGENICES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,781,472	2,676,228	2,843,535
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	4,000	4,000	4,000
Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	$ 0	$ 0	$ 100

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible notes payable, discounts (in Dollars)	$ 176,990	$ 166,307	$ 0
Advance Gold Sales, discounts (in Dollars)	14,754	0	0
Note Payable, discounts (in Dollars)	$ 0	$ 0	$ 20,568
Common shares subject to redemption, shares outstanding	10,217,486	4,517,601	880,982
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	103,264,544	97,485,130	96,783,480
Common stock, shares outstanding	103,264,544	97,485,130	96,783,480
Series I Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100	100	100
Preferred stock, shares issued	100	100	100
Preferred stock, shares outstanding	100	100	100
Series A Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Preferred stock, shares issued	4,000,000	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000	4,000,000
Series G Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	0	1,500,000
Preferred stock, shares issued	0	0	100,000
Preferred stock, shares outstanding	0	0	100,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Revenues
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0	0	0	0	0	0
Gross Profit	0	0	0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees	4,800	6,000	4,800	6,000	9,000	43,216	312,000	316,800
General & Administrative Costs	80,732	72,701	161,728	166,286	339,524	345,451	9,160,947	9,322,675
Mining Property Costs	179,639	139,036	226,540	307,150	591,926	265,137	1,672,351	1,898,891
Depreciation Expense	24,060	26,185	48,120	52,370	98,673	60,560	159,233	207,353
Impairment Expense	0	0	0	0	5,341	124,343	145,995	145,995
Accretion Expense	76	76	163	203	513	243	756	919
Professional Services	36,368	6,750	66,270	25,250	79,714	52,970	250,432	316,702
Total Operating Expenses	325,675	250,748	507,621	557,259	1,124,691	891,920	11,701,714	12,209,335
Net Operating Loss	(325,675)	(250,748)	(507,621)	(557,259)	(1,124,691)	(891,920)	(11,701,714)	(12,209,335)
Other Income (Expenses)
Gain on Mineral Claim Sales	0	0	113,499	4,500	4,500	103,500	227,744	341,243
Other Income from Mineral Claims	0	0	0	0	32,500	0	309,649	309,649
Interest Income	120	(120)	244	425	831	532	1,472	1,716
Interest Expense	(98,321)	(105,048)	(405,900)	(167,787)	(644,773)	(166,748)	(906,959)	(1,312,859)
Gain/Loss on Derivative Liability	(359,114)	0	(576,640)	0	(386,833)	0	(386,833)	(963,473)
Loss on Conversion of Debt	0	0	0	0	0	0	(137,000)	(137,000)
Bad Debt Expense	0	0	0	0	982	(29,018)	(47,185)	(47,185)
Loss on Settlement	0	0	0	0	0	(62,095)	(62,095)	(62,095)
Other Expense	(1,913)	0	0	(175,047)	(2,222)	0	(2,222)	(2,222)
Other Income	0	0	1,094	0	0	0	0	1,094
Realized Gain (Loss) on Investment	0	0	0	0	0	0	(97,109)	(97,109)
Net Other Income (Expenses)	(459,228)	(105,168)	(867,703)	(337,909)	(995,015)	(153,829)	(1,100,538)	(1,968,241)
Loss From Continuing Operations	0	0	0	0	(2,119,706)	(1,045,749)	(12,802,252)	(14,177,576)
Loss From Discontinued Operations	0	0	0	0	0	0	(673,596)	(673,596)
Net Loss	(784,903)	(355,916)	(1,375,324)	(895,168)	(2,119,706)	(1,045,749)	(13,475,848)	(14,851,172)
Accretion of Discount on Redeemable Common Stock	(489)	(6,836)	(14,701)	(21,442)	(29,516)	0	(29,516)	(44,217)
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0	0	974	974	974
Interest on Redeemable Common Stock	(12,337)	(5,453)	(21,298)	(7,978)	(22,701)	(247)	(22,948)	(44,246)
Net Loss Attributable to Common Shareholders	(797,729)	(368,205)	(1,411,323)	(924,588)	(2,171,923)	(1,045,022)	(13,527,338)	(14,938,661)
Unrealized (Loss)/Gain on Available For Sale Securities	(7,500)	0	2,450	0	(12,500)	0	(12,500)	(10,050)
Total Comprehensive Loss	$ (805,229)	$ (368,205)	$ (1,408,873)	$ (924,588)	$ (2,184,423)	$ (1,045,022)	$ (13,539,838)	$ (14,948,711)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Basic Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Diluted Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)

STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Preferred stock issued for services Series A Preferred Stock [Member] USD ($)	Preferred stock issued for services Series G Preferred Stock [Member] USD ($)	Preferred stock issued for services Series I Preferred Stock [Member]	Preferred stock issued for services Additional Paid-in Capital [Member] USD ($)	Preferred stock issued for services USD ($)	Series A Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member] USD ($)	Series I Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Stock Payable USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2003						$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 31, 2003						0	0	0	0
Founder's Shares issued						1,200			320	(1,520)
Founder's Shares issued (in Shares)						1,200,000			320,000
Shares issued for merger						1,200			320	(1,520)
Shares issued for merger (in Shares)						1,200,000			320,000
Stock issued for cash									200	4,800				5,000
Stock issued for cash (in Shares)									200,000
Net loss												(95,587)		(95,587)
Balance at Dec. 31, 2004						2,400			840	1,760		(95,587)		(90,587)
Balance (in Shares) at Dec. 31, 2004						2,400,000			840,000
Balance at Dec. 31, 2003							0	0	0		0		0	0
Balance (in Shares) at Dec. 31, 2003							0	0	0
Stock issued to convert debt														2,510,825
Stock issued to convert debt (in Shares)									2,574,127
Stock issued for services														5,100,667
Shares cancelled and retired														(2,000)
Shares cancelled and retired (in Shares)									(200,000)
Stock issued for cash														522,700
Stock issued for cash (in Shares)									302,643
Balance at Dec. 31, 2007									16,522					(377,405)
Balance (in Shares) at Dec. 31, 2007								100	16,522,261
Balance at Dec. 31, 2004									840	1,760		(95,587)		(90,587)
Balance (in Shares) at Dec. 31, 2004									840,000
Stock issued to convert debt									12	180,213				180,225
Stock issued to convert debt (in Shares)									12,127
Stock issued for services									121	2,586,046				2,586,167
Stock issued for services (in Shares)									121,491
Stock issued for cash									103	517,597				517,700
Stock issued for cash (in Shares)									102,643
Net loss												(1,816,896)		(1,816,896)
Balance at Dec. 31, 2005						2,400			1,076	3,285,616		(1,912,483)		1,376,609
Balance (in Shares) at Dec. 31, 2005						2,400,000			1,076,261
Stock issued to convert debt									1,202	2,206,398				2,207,600
Stock issued to convert debt (in Shares)									1,202,000
Stock issued for services									1,309	1,543,191				1,544,500
Stock issued for services (in Shares)									1,309,000
Expenses paid by shareholder										164,371				164,371
Net loss												(5,504,237)		(5,504,237)
Balance at Dec. 31, 2006						2,400			3,587	7,199,576		(7,416,720)		(211,157)
Balance (in Shares) at Dec. 31, 2006						2,400,000			3,587,261
Beneficial Conversion Features on notes payable										62,000				62,000
Stock issued to convert debt									1,350	120,150				121,500
Stock issued to convert debt (in Shares)									1,350,000
Stock issued for services				101,000	101,000				10,575	959,425				970,000
Stock issued for services (in Shares)			100						10,575,000
Common Stock issued for conversion of preferred shares						(2,400)			1,200	1,200
Common Stock issued for conversion of preferred shares (in Shares)						(2,400,000)			1,200,000
Shares cancelled and retired									(200)	(1,800)				(2,000)
Shares cancelled and retired (in Shares)									(200,000)
Common Stock issued as interest on loan									10	1,490				1,500
Common Stock issued as interest on loan (in Shares)									10,000
Expenses paid by shareholder										70,623				70,623
Net loss												(1,490,871)		(1,490,871)
Balance at Dec. 31, 2007						2,400			16,522	8,513,664		(8,907,591)		(377,405)
Balance (in Shares) at Dec. 31, 2007								100	16,522,261
Rounding of shares due to stock split (in Shares)									26
Stock issued for services									5,500	224,500				230,000
Stock issued for services (in Shares)									5,500,000
Expenses paid by shareholder										10,000				10,000
Mark to market AFS securities													22,780	22,780
Stock issued for cash									2,275	7,725				10,000
Stock issued for cash (in Shares)									2,275,000
Net loss												(328,478)		(328,478)
Balance at Dec. 31, 2008									24,297	8,755,889		(9,236,069)	22,780	(433,103)
Balance (in Shares) at Dec. 31, 2008								100	24,297,287
Stock issued for services	4,000	100		249,685	253,785				2,500	27,250				29,750
Stock issued for services (in Shares)	4,000,000	100,000							2,500,000
Mark to market AFS securities													(22,780)	(22,780)
Stock issued for commitment fee on equity offering (in Shares)										(115,310)	115,310
Stock issued for cash									21,800	151,200				173,000
Stock issued for cash (in Shares)									21,800,000
Stock issued for deferred compensation									10,000	177,500				187,500
Stock issued for deferred compensation (in Shares)									10,000,000
Net loss												(786,979)		(786,979)
Balance at Dec. 31, 2009						4,000	100		58,597	9,246,214	115,310	(10,023,048)	22,780	(598,827)
Balance (in Shares) at Dec. 31, 2009						4,000,000	100,000	100	58,597,287
Beneficial Conversion Features on notes payable										107,406				107,406
Common Stock issued for Ruby Mine Purchase Option									10,000	140,000				150,000
Common Stock issued for Ruby Mine Purchase Option (in Shares)									10,000,000
Warrants issued										149,896				149,896
Stock issued for commitment fee on equity offering (in Shares)									6,589	108,721	(115,310)			6,589,147
Stock issued for commitment fee on equity offering (in Shares)									6,589,147
Stock issued for cash									5,000	45,000				50,000
Stock issued for cash (in Shares)									5,000,000
Net loss												(287,345)		(287,345)
Balance at Dec. 31, 2010						4,000	100		80,186	9,797,237		(10,310,393)		(428,870)
Balance (in Shares) at Dec. 31, 2010						4,000,000	100,000	100	80,186,434
Beneficial Conversion Features on notes payable										70,568				70,568
Warrants issued for modification of payment terms on mortgage payable														0
Accretion of discount on redeemable common stock														0
Term Extension of Ruby warrants										2,519				2,519
Warrants issued										219,940				219,940
Stock payable for warrant exercise											25,000			25,000
Excess cash received compared to redeemable amount for stock										974				974
Interest on redeemable common stock										(247)				(247)
Stock issued to convert debt									4,459	169,393				173,852
Stock issued to convert debt (in Shares)									4,459,092
Stock issued for services									43	2,957				3,000
Stock issued for services (in Shares)									42,857
Common Stock issued for stock payable														0
Common Stock issued for settlement of services									550	61,545				62,095
Common Stock issued for settlement of services (in Shares)									550,000
Common Stock issued for conversion of preferred shares														173,852
Mark to market AFS securities														0
Settlement of Derivative Liability														0
Shares issued for merger														150,000
Shares issued for merger (in Shares)														10,000,000
Stock issued for cash									9,434	758,566				768,000
Stock issued for cash (in Shares)									9,433,985
Stock issued for deferred compensation									2,000	178,000				180,000
Stock issued for deferred compensation (in Shares)									2,000,000
Common Stock issued for directors compensation									111	9,889				10,000
Common Stock issued for directors compensation									111,112
Net loss												(1,045,749)		(1,045,749)
Balance at Dec. 31, 2011						4,000	100		96,783	11,271,341	25,000	(11,356,142)		41,082
Balance (in Shares) at Dec. 31, 2011						4,000,000	100,000	100	96,783,480					96,783,480
Beneficial Conversion Features on notes payable										321,002				321,002
Warrants issued for modification of payment terms on mortgage payable										175,047				175,047
Accretion of discount on redeemable common stock										(29,516)				(29,516)
Excess cash received compared to redeemable amount for stock														0
Interest on redeemable common stock										(22,701)				(22,701)
Stock issued for services									117	10,543				10,660
Stock issued for services (in Shares)									116,650
Common Stock issued for deferred financing costs									85	5,525				5,610
Common Stock issued for deferred financing costs (in Shares)									85,000
Common Stock issued for stock payable									500	24,500	(25,000)			25,000
Common Stock issued for stock payable (in Shares)									500,000
Common Stock issued for conversion of preferred shares														0
Shares cancelled and retired							(100)			100
Shares cancelled and retired (in Shares)							(100,000)
Mark to market AFS securities													(12,500)	(12,500)
Settlement of Derivative Liability										49,795				49,795
Net loss												(2,119,706)		(2,119,706)
Balance at Dec. 31, 2012						4,000			97,485	11,805,636		(13,475,848)	(12,500)	(1,581,227)
Balance (in Shares) at Dec. 31, 2012						4,000,000		100	97,485,130					97,485,130
Warrants issued for modification of payment terms on mortgage payable														0
Accretion of discount on redeemable common stock										(14,701)				(14,701)
Excess cash received compared to redeemable amount for stock														0
Interest on redeemable common stock										(21,298)				(21,298)
Stock issued to convert debt									5,780	127,046				132,826
Stock issued to convert debt (in Shares)									5,779,414
Common Stock issued for stock payable														0
Common Stock issued for conversion of preferred shares														132,826
Mark to market AFS securities													2,450	2,450
Settlement of Derivative Liability										122,291				122,291
Net loss												(1,375,324)		(1,375,324)
Balance at Jun. 30, 2013						$ 4,000			$ 103,265	$ 12,018,974		$ (14,851,172)	$ (10,050)	$ (2,734,983)
Balance (in Shares) at Jun. 30, 2013						4,000,000		100	103,264,544					103,264,544

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,375,324)	$ (895,168)	$ (2,119,706)	$ (1,045,749)	$ (13,475,848)	$ (14,851,172)
Adjustments to reconcile Net Loss to net cash used in operations:
Gain on option payments received – non-cash	0	0	(25,050)	0	(135,985)	(135,985)
Gain on sale of claims	(58,499)	0	(4,500)	(73,500)	(182,834)	(241,333)
Gain on sale of claims – non-cash	(55,000)	0	0	0	0	(55,000)
Common Stock issued for services	0	4,000	10,660	3,000	5,123,677	5,123,677
Common Stock issued to director for services	0	0	0	10,000	10,000	10,000
Common Stock issued for mining exploration stage property	0	0	0	0	351,400	351,400
Warrants issued to modify payment terms of note	0	175,047	175,047	0	175,047	175,047
Preferred Stock issued for bonus	0	0	0	0	253,785	253,785
Loss on conversion of debt and deferred compensation	0	0	0	0	2,150,513	2,150,513
Loss on AFS securities “other than temporary”	0	0	0	0	106,985	106,985
Loss on settlement - Common Shares issued	0	0	0	62,095	62,095	62,095
Bad debt expense	0	0	0	29,018	48,167	48,167
Gain realized on transfer of AFS – securities	0	0	0	0	(9,875)	(9,875)
Amortization of discount on debt	155,182	128,369	356,552	138,475	575,958	731,140
Amortization of deferred financing cost	16,540	0	15,639	0	15,639	32,179
Amortization of gold advances discount	1,913	0	0	0	0	1,913
Change in derivative liability	576,640	0	386,833	0	386,833	963,473
Common Stock issued as interest on loan	0	0	0	0	1,500	1,500
Depreciation Expense	48,120	52,370	98,673	60,560	159,233	207,353
Accretion Expense	163	203	513	243	756	919
Impairment Expense	0	0	5,341	124,343	145,995	145,995
Extension Expense for Ruby mortgage	160,000	0	0	0	0	160,000
Changes in operating assets and liabilities:
Accounts receivable	0	982	982	(30,000)	(29,018)	(29,018)
Prepaid Expenses	0	0	0	9,910	9,910	9,910
Other assets	(3,218)	(14,380)	1,376	0	1,376	(1,842)
Accrued expenses – related party	63,000	44,000	100,000	136,030	1,200,593	1,263,593
Accrued expenses	15,808	11,359	54,149	0	54,149	69,957
Accounts Payable	(26,608)	38,694	50,675	0	50,675	24,067
Other current assets	0	0	0	(257)	(29,316)	(29,316)
Net Cash Used in Operating Activities	(481,283)	(454,524)	(892,816)	(575,832)	(2,978,590)	(3,459,873)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for purchase of fixed assets	0	0	0	(12,459)	(12,459)	(12,459)
Cash received from sales of claims	48,664	0	14,335	73,500	192,669	241,333
Cash paid for claims acquired	0	0	0	0	(16,311)	(16,311)
Cash paid for Ruby Purchase	0	0	0	(277,006)	(361,093)	(361,093)
Cash paid for purchase of Taber Mine Option	0	0	0	(4,000)	(4,000)	(4,000)
Net Cash Provided by/Used in Investing Activities	48,664	0	14,335	(219,965)	(201,194)	(152,530)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of redeemable common stock	197,000	116,964	201,464	90,000	291,464	488,464
Proceeds from sale of common stock	0	0	0	767,000	1,522,700	1,522,700
Advances - Gold	150,000	0	0	0	0	150,000
Cash paid for deferred financing costs	(13,850)	0	0	0	0	(38,350)
Deferred Financing Costs	0	0	(24,500)	0	(24,500)	0
Contributions from related party	0	0	0	0	244,994	244,994
Warrants exercised, shares not yet issued	0	0	0	25,000	25,000	25,000
Debt Repayments	(146,242)	(31,940)	(114,363)	(103,315)	(217,678)	(363,920)
Shares re-purchased and retired	0	0	0	0	(2,000)	(2,000)
Borrowings on convertible debt	341,097	350,000	728,000	100,000	1,381,812	1,722,909
Net Cash Provided by Financing Activities	528,005	435,024	790,601	878,685	3,221,792	3,749,797
Net cash increase (decrease) for period	95,386	(19,500)	(87,880)	82,888	42,008	137,394
Cash at beginning of period	42,008	129,888	129,888	47,000	0	0
Cash at end of period	137,394	110,388	42,008	129,888	42,008	137,394
Supplementary Cash Flow Information:
Cash Paid for Interest	0	0	0	0	0	0
Cash Paid for Taxes	0	0	0	0	0	0
Non-Cash Investing & Financing Activities:
Common Stock issued For conversion of preferred shares	0	0	0	0	2,400	2,400
Common Stock issued For conversion of debt and accrued salary	0	0	0	0	253,912	253,912
Warrants issued for purchase option - Ruby Mine	0	0	0	219,941	369,837	369,837
Term extension of Ruby Mine warrants	0	0	0	2,519	2,519	2,519
Stock Issued for purchase option - Ruby Mine	0	0	0	0	150,000	150,000
Discount from beneficial conversion feature and warrants attached to convertible notes payable	0	321,022	321,002	70,568	177,974	498,976
Transfer of available for sale securities to relieve accrued salary	0	0	0	0	12,838	12,838
Accrued salary relieved for shares issued	0	0	0	179,999	279,999	279,999
Common and preferred shares issued as founders shares	0	0	0	0	3,040	3,040
Capitalized costs for Ruby Mine purchase option transferred to fixed assets and mineral assets upon acquisition	0	0	0	801,442	801,442	801,442
Note payable for Ruby Mine acquisition	0	0	0	1,990,000	1,990,000	1,990,000
Liabilities assumed with Ruby Mine acquisition	0	0	0	174,118	174,118	174,118
Revision to Asset Retirement Obligation	0	76	76	166,714	166,790	166,790
Common stock issued for conversion of convertible debt	132,826	0	0	173,852	173,852	306,678
Common stock issued for stock payable	0	0	25,000	0	25,000
Equity draw on redeemable common stock applied towards note principal owed	0	25,336	25,536	0	25,536	25,536
Common Stock issued for deferred financing costs	0	0	5,610	0	5,610	5,610
Debt discount due to derivative liability	148,713	0	159,789	0	136,207	284,920
Cancellation of preferred shares	0	0	100	0	100	100
Settlement of Derivative liability	122,291	0	49,795	0	49,795	172,086
Discount on gold advance	16,667	0	0	0	0	16,667
Unrealized gain/(loss) on AFS	2,450	0	12,500	0	12,500	(10,050)
Accretion on Discount of Redeemable Common Stock	14,701	21,442	29,516	0	29,516	44,217
Excess Cash Received Compared to Redeemable Common Stock	0	0	0	974	974	974
Interest on Redeemable Common Stock	$ 21,298	$ 7,978	$ 22,701	$ 247	$ 22,948	$ 44,246

GENERAL ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]
NOTE 1                                GENERAL ORGANIZATION AND BUSINESS

The Company was incorporated in the State of Delaware on June 18, 2004 under the name Ultimate Jukebox, Inc.  On September 4, 2004, Ultimate Jukebox, Inc. merged with NetMusic Corporation, and subsequently changed the Company name to NetMusic Entertainment Corporation.  On March 10, 2006, the Company ceased digital media distribution operations, began operations as a natural resources company, and changed the Company name to Enterayon, Inc.  On January 15, 2008, the Company merged with and assumed the name of its wholly-owned subsidiary, North Bay Resources Inc.  As a result of the merger, Enterayon, Inc. was effectively dissolved, leaving North Bay Resources Inc. as the remaining company.

The Company’s business plan is based on the Generative Business Model, which is designed to leverage our mining properties and mineral claims into near-term revenue streams even during the earliest stages of exploration and development. This is accomplished by entering into sales, joint-venture, and/or option contracts with other mining companies, for which the Company generates revenue through payments in cash, stock, and other consideration.

The Generative Business Model is our short term plan to leverage properties until funding is adequate to implement our long term plan. The Company’s long term plan is to locate and extract gold and silver from current exploration stage properties. This will be done through utilizing joint-ventures and other funding that is available to develop properties until they reach the production stage. Once in the production stage, the Company plans on extracting gold, silver, and other profitable by-products, and selling them to smelters. The Company has not currently begun this stage of the business plan.

NOTE 1             GENERAL ORGANIZATION AND BUSINESS

The Company was incorporated in the State of Delaware on June 18, 2004 under the name Ultimate Jukebox, Inc.  On September 4, 2004, Ultimate Jukebox, Inc. merged with NetMusic Corporation, and subsequently changed the Company name to NetMusic Entertainment Corporation.  On March 10, 2006, the Company ceased digital media distribution operations, began operations as a natural resources company, and changed the Company name to Enterayon, Inc.  On January 15, 2008, the Company merged with and assumed the name of its wholly-owned subsidiary, North Bay Resources Inc.  As a result of the merger, Enterayon, Inc. was effectively dissolved, leaving North Bay Resources Inc. as the remaining company.

The Company’s business plan is based on the Generative Business Model, which is designed to leverage our mining properties and mineral claims into near-term revenue streams even during the earliest stages of exploration and development. This is accomplished by entering into sales, joint-venture, and/or option contracts with other mining companies, for which the Company generates revenue through payments in cash, stock, and other consideration.

The Generative Business Model is our short term plan to leverage properties until funding is adequate to implement our long term plan. The Company’s long term plan is to locate and extract gold and silver from current exploration stage properties. This will be done through utilizing joint-ventures and other funding that is available to develop properties until they reach the production stage. Once in the production stage, the Company plans on extracting gold, silver, and other profitable by-products, and selling them to smelters. The Company has not currently begun this stage of the business plan.

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Going Concern [Abstract]
Going Concern [Text Block]
NOTE 2                                GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated modest revenues since inception and has never paid any dividends and is unlikely to pay dividends. The Company has accumulated losses since inception equal to $14,851,172 as of June 30, 2013. These factors raise substantial doubt regarding the ability of the Company to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations and to determine the existence, discovery and successful exploration of economically recoverable reserves in its resource properties, confirmation of the Company’s interests in the underlying properties, and the attainment of profitable operations. The Company has had very little operating history to date. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2             GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated modest revenues since inception and has never paid any dividends and is unlikely to pay dividends. The Company has accumulated losses since inception equal to $13,475,848 as of December 31, 2012. These factors raise substantial doubt regarding the ability of the Company to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations and to determine the existence, discovery and successful exploration of economically recoverable reserves in its resource properties, confirmation of the Company’s interests in the underlying properties, and the attainment of profitable operations. The Company has had very little operating history to date. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 3                                SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies should be read in conjunction with the information set forth in the Company’s audited financial statements for the year ended December 31, 2012 filed within form 10-K/A on August 1, 2013.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. There was no material effect to the consolidated financial statements as result of these reclassifications.

Redeemable common stock

The Company classifies redeemable common stock as temporary equity for certain issuances of unregistered common stock issued during the time period from October 24, 2011 through June 30, 2013 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Ruby Gold, Inc. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with a maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents at June 30, 2013 and December 31, 2012. The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation up to $250,000.

Reclamation Bonds

The Company holds its reclamation bonds on the Ruby Mine in the form of one-year Certificates of Deposit that automatically rollover annually on their anniversary dates.  These funds are held in reserve to guarantee the Company's Asset Retirement Obligation. The Company also has a reclamation bond of $5,000 for the Fraser River Project, which is held in safe keeping by the British Columbia Ministry of Energy and Mines.

Marketable Securities

The Company accounts for its marketable securities, which are available for sale, in accordance with Financial Accounting Standards Board (“FASB”) guidance regarding accounting for certain investments in debt and equity securities, which requires that available-for-sale and trading securities be carried at fair value. Unrealized gains and losses deemed to be temporary on available-for-sale securities are reported as other comprehensive income (“OCI”) within shareholders’ deficit. Realized gains and losses and declines in value deemed to be other than temporary on available-for-sale securities are included in “(Gain) loss on short- and long-term investments” and “Other income” on our statements of operations. Trading gains and losses also are included in “(Gain) loss on short-term and long-term investments.” Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available. The cost basis for realized gains and losses on available-for-sale securities is determined on a specific identification basis. We classify our available-for-sale securities as short- or long-term based upon management’s intent and ability to hold these investments. In addition, throughout 2009, the FASB issued various authoritative guidance and enhanced disclosures regarding fair value measurements and impairments of securities which helps in determining fair value when the volume and level of activity for the asset or liability have significantly decreased and in identifying transactions that are not orderly.

Revenue Recognition

The company has recognized no mining revenue to date. In the future mining revenue will be recognized according to the policy described below.

Revenue is recognized when the following conditions are met:

(a)  persuasive evidence of an arrangement to purchase exists;

(b) the price is fixed or determinable;

(c) the product has been delivered; and

(d) collection of the sales price is reasonably assured.

Under the terms of concentrate sales contracts with third-party smelters, final prices for the gold, silver, zinc, copper and lead in the concentrate are set based on the prevailing spot market metal prices on a specified future date based on the date that the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when transfer of legal title to concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

Mineral Property Costs

Mineral property acquisition costs are capitalized upon acquisition. Mineral property exploration and improvement costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven, proved, probable, inferred, or possible reserves, the costs incurred to develop and improve such property are capitalized. To date the Company has not established any proven or probable reserves on its mineral properties.

The Company reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the review indicates that the carrying amount of the asset may not be recoverable, the potential impairment is measured based on a projected discounted cash flow method using a discount rate that is considered to be commensurate with the risk inherent in the Company's current business model. For purposes of recognition and measurement of an impairment loss, a long-lived asset is grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.

Purchase Options for Mining Property

Costs associated with acquisitions related to purchase options for mining properties are capitalized when the costs are incurred in accordance with ASC 340.10. The costs are carried at the amount paid and transferred to the appropriate asset account if the option is exercised. If it is determined that the Company will not exercise the option, the option is expensed.

Deferred Gains

Deposits on pending sales of mineral claims are classified as deferred gains until the transaction has been completed.  As of December 31, 2012, a deposit received of $9,835 on the pending sale of a mineral claim was recognized as a deferred gain. As of June 30, 2013, the transaction was completed, and the deferred gain has been recognized as income.

Asset Retirement Obligation

The FASB standard on accounting for asset retirement obligation requires that the fair value of the liability for asset retirement costs be recognized in an entity’s balance sheet, as both a liability and an increase in the carrying values of such assets, in the periods in which such liabilities can be reasonably estimated. The present value of the estimated future asset retirement obligation (“ARO”), as of the date of acquisition or the date at which mining commences is capitalized as part of the costs of mineral assets and recorded with an offsetting liability. The asset retirement costs are depleted over the production life of the mineral assets on a unit-of-production basis.

The ARO is recorded at fair value and accretion expense is recognized as the discounted liability is accreted to its expected settlement value. The fair value of the ARO liability is measured by using expected future cash outflows discounted at the Company’s credit adjusted risk free interest rate.

Amounts incurred to settle plugging and abandonment obligations that are either less than or greater than amounts accrued are recorded as a gain or loss in current operations.  Revisions to previous estimates, such as the estimated cost to remediate and abandon a mine may require adjustments to the ARO and are capitalized as part of the costs of mineral assets.

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities, and are measured using enacted tax rates that will be in effect when the differences are expected to reverse.

The Company adopted the provisions of the FASB interpretation related to accounting for uncertainty in income taxes, which seeks to reduce the diversity in practice associated with the accounting and reporting for uncertainty in income tax positions.  The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

Fair Value of Financial Instruments

The Company adopted the FASB standard related to fair value measurement at inception. The standard defines fair value, establishes a framework for measuring fair value and expands disclosure of fair value measurements. The standard applies under other accounting pronouncements that require or permit fair value measurements and, accordingly, does not require any new fair value measurements. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows.

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the six month period ended June 30, 2013, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of June 30, 2013, were: Volatility of 116%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2012	New Issuances	Conversions	Changes in Fair Values	Balance at June 30, 2013
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$82,237	$166,808	$(83,114)	$47,034	$212,965
Conversion features – tainted equity	208,971	-	(39,177)	176,838	346,632
Warrants – tainted equity	205,619	-	-	334,673	540,292
	$496,827	$166,808	$(122,291)	$558,545	$1,099,889

Changes in the unobservable input values would likely cause material changes in the fair value of the Company’s Level 3 financial instruments. The significant unobservable input used in the fair value measurement is the estimation for probability percentages assigned to future expected settlement possibilities. A significant increase (decrease) in this distribution of percentages would result in a higher (lower) fair value measurement.

The following table presents assets that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,550	$-	$-	$12,500
Totals	$12,550	$-	$-	$12,500

The following table presents assets that were measured and recognized at fair value as of June 30, 2013:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$15,000	$-	$-	$10,050
Totals	$15,000	$-	$-	$10,050

The Company had no other assets or liabilities valued at fair value on a recurring or non-recurring basis as of June 30, 2013 or December 31, 2012.

Stock Based Compensation

Beginning January 1, 2006, the Company adopted the FASB standard related to stock based compensation. The standard requires all share-based payments to employees (which includes non-employee Directors), including employee stock options, warrants and restricted stock, be measured at the fair value of the award and expensed over the requisite service period (generally the vesting period). The fair value of common stock options or warrants granted to employees is estimated at the date of grant using the Black-Scholes option pricing model by using the historical volatility of comparable public companies. The calculation also takes into account the common stock fair market value at the grant date, the exercise price, the expected life of the common stock option or warrant, the dividend yield and the risk-free interest rate.

The Company from time to time may issue stock options, warrants and restricted stock to acquire goods or services from third parties. Restricted stock, options or warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the date required by the Emerging Issues Task Force guidance related to accounting for equity instruments issued to non-employees. In accordance with this guidance, the options or warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying equity instrument on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance, is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period.   As of June 30, 2013 and December 31, 2012, no options or warrants related to compensation have been issued, and none are outstanding.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method.

 Deferred Financing Costs

Deferred financing costs include debt issuance costs primarily incurred by the Company as part of Convertible Note transactions. Deferred financing costs as of June 30, 2013 was $11,781 net of amortization of $16,540. This includes a commission paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock valued at $5,620 on the date of issuance.  This amount was capitalized to Deferred Financing Costs and amortized over the term of the note. Amortization is provided on a straight-line basis over the terms of the respective debt instruments to which the costs relate and is included in interest expense.  The difference between the straight line and effective interest methods is immaterial due to the short term nature of the convertible notes.

Accounting for Derivative Instruments

All embedded derivatives within convertible debt have been recorded on the balance sheet at fair value based on the lattice model calculation. These derivatives, including embedded derivatives in the Company’s convertible notes which have floating conversion prices based on changes to the quoted price of the Company’s common stock and common stock equivalents tainted as a result of the derivative, are separately valued and accounted for on the Company’s balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

Lattice Valuation Model

The Company valued the conversion features in their convertible notes and tainted warrants using a lattice valuation model, with the assistance of a valuation consultant. The lattice model values these instruments based on a probability weighted discounted cash flow model. The Company uses the model to develop a set of potential scenarios. Probabilities of each scenario occurring during the remaining term of the instruments are determined based on conversion prices relative to current stock prices, historic volatility, and estimates on investor behavior. These probabilities are used to create a cash flow projection over the term of the instruments and determine the probability that the projected cash flow will be achieved. A discounted weighted average cash flow for each scenario is then calculated and compared to the discounted cash flow of the instruments without the compound embedded derivative in order to determine a value for the compound embedded derivative.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist.

Income/Loss Per Share of Common Stock

Basic net loss per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share includes additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for the periods presented.  As of June 30, 2013 and 2012, there were 52,131,637 and 43,145,833 common stock equivalents outstanding, respectively.

The following is a reconciliation of the computation for basic and diluted EPS for the six months ended June 30, 2013 and 2012, respectively:

	June 30, 2013	June 30, 2012
Net Loss attributable to common shareholders	$(1,411,323)	$(924,588)
Weighted-average common shares Outstanding (Basic)	108,542,908	98,712,344
Weighted-average common stock Equivalents	52,131,637	43,145,833
Deduction of stock Equivalents not included due to net loss	(52,131,637)	(43,145,833)
Weighted-average common shares Outstanding (Diluted)	108,542,908	98,712,344
Basic and Diluted Net Gain (Loss) per Share	$(0.01)	$(0.01)

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of property, plant and equipment is depreciated using the straight-line method over the estimated useful life of the asset - periods of approximately 18-28 years for buildings, 3-10 years for machinery and equipment and 3- 5 years for vehicles. Long-lived assets are reviewed for impairment whenever in management's judgment conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows to the recorded value of the asset. If an impairment is indicated, the asset is written down to its fair value or, if fair value is not readily determinable, an estimated fair value is used based on discounted cash flows. Fully depreciated assets are retained in property, plant and equipment and accumulated depreciation accounts until they are removed from service. In case of disposals of assets, the assets and related accumulated depreciation are removed from the accounts, and the net amounts after proceeds from disposal are credited or charged to income.

Recently Issued Accounting Standards

New Accounting Pronouncements

Disclosures about Reclassification Adjustments out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update which added new disclosure requirements for items reclassified out of accumulated other comprehensive income. The update required entities to disclose additional information about reclassification adjustments, including changes in accumulated other comprehensive income balances by component and significant items reclassified out of accumulated other comprehensive income. The update became effective for us in the first quarter of 2013. The update had no material impact to our financial statements.

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued an accounting standards update which provided, subject to certain conditions, the option to perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. The update became effective for us in the first quarter of 2013. The update had no material impact to our financial statements.

NOTE 3             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Restatements

On February 6, 2013, pursuant to a comment letter issued by the Staff of the Securities and Exchange Commission (the "SEC") relating to the Form 10-Q for Fiscal Quarter Ended September 30, 2012 ("Form 10-Q") filed by the Company on November 9, 2012, management of the Company, after discussions with the board of directors, the Company's independent registered public accounting firm, and the Staff of the SEC, concluded that the previously-issued consolidated financial statements for the Fiscal Quarter Ended September 30, 2012 contained in the Company's Form 10-Q (the "Financial Statements") should no longer be relied upon.  The discussions with the Staff of the SEC concerned the capitalization of certain costs to improve the Ruby Mine, including tunnel/infrastructure and access road improvements.  These costs had been capitalized on the Company's balance sheet. The Commission has clearly stated in a comment letter received on February 5, 2013, that "It is our position that once you acquired the Ruby property with the intent to explore it and, if determined to be feasible, ultimately extract minerals, these types of improvement activities are considered exploration stage activities, and their costs should be expensed unless the improvements have alternative future use."  After extensive consultation with our auditors and the SEC, we concluded that it necessary to make revisions to comply with the Commission's position, and to to file our Form 10-K for the year ended December 31, 2012 with restated audited December 31, 2011 financial statements and unaudited restatements of the quarters ended March 31, 2012, June 30, 2012, and September 30, 2012 to remove the aforementioned capitalized development costs from our Consolidated Balance Sheets and expense them in full on our Consolidated Statements of Operations.

These restatements also reclassify as temporary equity certain issuances of unregistered common stock issued during the time period from October 24, 2011 through December 31, 2012 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

The resulting cumulative effect of the restatement since the Ruby Mine acquisition date on July 1, 2011 and as of September 30, 2012 is: (1) a decrease in the capitalization of mineral claims by $389,718, (2) an increase of $389,718 in Mineral Property expenses, (3) an increase of $389,718 in net loss (increase of $0.00 loss per share since the acquisition date on July 1, 2011 as of September 30, 2012), and (4) an increase in total stockholders' deficit of $389,718.  The increase in net loss resulted in no net change to cash used in operating activities. Please see Note 19 for additional information.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. There was no material effect to the consolidated financial statements as result of these reclassifications.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Ruby Gold, Inc. All significant inter-company accounts and transactions have been eliminated in consolidation

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with a maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents at December 31, 2012 and December 31, 2011. The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation up to $250,000.

Reclamation Bonds

The Company holds its reclamation bonds on the Ruby Mine in the form of one-year Certificates of Deposit that automatically rollover annually on their anniversary dates.  These funds are held in reserve to guarantee the Company's Asset Retirement Obligation.

Marketable Securities

The Company accounts for its marketable securities, which are available for sale, in accordance with Financial Accounting Standards Board (“FASB”) guidance regarding accounting for certain investments in debt and equity securities, which requires that available-for-sale and trading securities be carried at fair value. Unrealized gains and losses deemed to be temporary on available-for-sale securities are reported as other comprehensive income (“OCI”) within shareholders’ deficit. Realized gains and losses and declines in value deemed to be other than temporary on available-for-sale securities are included in “(Gain) loss on short- and long-term investments” and “Other income” on our statements of operations. Trading gains and losses also are included in “(Gain) loss on short-term and long-term investments.” Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available. The cost basis for realized gains and losses on available-for-sale securities is determined on a specific identification basis. We classify our available-for-sale securities as short- or long-term based upon management’s intent and ability to hold these investments. In addition, throughout 2009, the FASB issued various authoritative guidance and enhanced disclosures regarding fair value measurements and impairments of securities which helps in determining fair value when the volume and level of activity for the asset or liability have significantly decreased and in identifying transactions that are not orderly.

Revenue Recognition

The company has recognized no mining revenue to date. In the future mining revenue will be recognized according to the policy described below.

Revenue is recognized when the following conditions are met:

(a)  persuasive evidence of an arrangement to purchase exists;

(b) the price is fixed or determinable;

(c) the product has been delivered; and

(d) collection of the sales price is reasonably assured.

Under the terms of concentrate sales contracts with third-party smelters, final prices for the gold, silver, zinc, copper and lead in the concentrate are set based on the prevailing spot market metal prices on a specified future date based on the date that the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when transfer of legal title to concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

Mineral Property Costs

Mineral property acquisition costs are capitalized upon acquisition. Mineral property exploration and improvement costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven, proved, probable, inferred, or possible reserves, the costs incurred to develop and improve such property are capitalized. To date the Company has not established any proven or probable reserves on its mineral properties.

The Company reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the review indicates that the carrying amount of the asset may not be recoverable, the potential impairment is measured based on a projected discounted cash flow method using a discount rate that is considered to be commensurate with the risk inherent in the Company's current business model. For purposes of recognition and measurement of an impairment loss, a long-lived asset is grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.

Purchase Options for Mining Property

Costs associated with acquisitions related to purchase options for mining properties are capitalized when the costs are incurred in accordance with ASC 340.10. The costs are carried at the amount paid and transferred to the appropriate asset account if the option is exercised. If it is determined that the Company will not exercise the option, the option is expensed.

Deferred Gains

Deposits on pending sales of mineral claims are classified as deferred gains until the transaction has been completed.  As of December 31, 2012, a deposit received of $9,835 on the pending sale of a mineral claim was recognized as a deferred gain. The Company will recognize this amount to other income when the transaction is completed.

Asset Retirement Obligation

The FASB standard on accounting for asset retirement obligation requires that the fair value of the liability for asset retirement costs be recognized in an entity’s balance sheet, as both a liability and an increase in the carrying values of such assets, in the periods in which such liabilities can be reasonably estimated. The present value of the estimated future asset retirement obligation (“ARO”), as of the date of acquisition or the date at which mining commences is capitalized as part of the costs of mineral assets and recorded with an offsetting liability. The asset retirement costs are depleted over the production life of the mineral assets on a unit-of-production basis.

The ARO is recorded at fair value and accretion expense is recognized as the discounted liability is accreted to its expected settlement value. The fair value of the ARO liability is measured by using expected future cash outflows discounted at the Company’s credit adjusted risk free interest rate.

Amounts incurred to settle plugging and abandonment obligations that are either less than or greater than amounts accrued are recorded as a gain or loss in current operations.  Revisions to previous estimates, such as the estimated cost to remediate and abandon a mine may require adjustments to the ARO and are capitalized as part of the costs of mineral assets.

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities, and are measured using enacted tax rates that will be in effect when the differences are expected to reverse.

The Company adopted the provisions of the FASB interpretation related to accounting for uncertainty in income taxes, which seeks to reduce the diversity in practice associated with the accounting and reporting for uncertainty in income tax positions.  The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

Fair Value of Financial Instruments

The Company adopted the FASB standard related to fair value measurement at inception. The standard defines fair value, establishes a framework for measuring fair value and expands disclosure of fair value measurements. The standard applies under other accounting pronouncements that require or permit fair value measurements and, accordingly, does not require any new fair value measurements. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows.

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the twelve  month period ended December 31, 2012, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of December 31, 2012, were: Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2011	New Issuances	Changes in Fair Values	Balance at December 31, 2012
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$-	$98,366	$(16,129)	$82,237
Conversion features – tainted equity	-	37,841	171,130	208,971
Warrants – tainted equity	-	-	205,619	205,619
	$-	$136,207	$360,620	$496,827

Changes in the unobservable input values would likely cause material changes in the fair value of the Company’s Level 3 financial instruments. The significant unobservable input used in the fair value measurement is the estimation for probability percentages assigned to future expected settlement possibilities. A significant increase (decrease) in this distribution of percentages would result in a higher (lower) fair value measurement.

The following table presents assets that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,500	$-	$-	$12,500
Totals	$12,500	$-	$-	$12,500

The Company had no other assets or liabilities valued at fair value on a recurring or non-recurring basis as of December 31, 2012 or 2011.

Stock Based Compensation

Beginning January 1, 2006, the Company adopted the FASB standard related to stock based compensation. The standard requires all share-based payments to employees (which includes non-employee Directors), including employee stock options, warrants and restricted stock, be measured at the fair value of the award and expensed over the requisite service period (generally the vesting period). The fair value of common stock options or warrants granted to employees is estimated at the date of grant using the Black-Scholes option pricing model by using the historical volatility of comparable public companies. The calculation also takes into account the common stock fair market value at the grant date, the exercise price, the expected life of the common stock option or warrant, the dividend yield and the risk-free interest rate.

The Company from time to time may issue stock options, warrants and restricted stock to acquire goods or services from third parties. Restricted stock, options or warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the date required by the Emerging Issues Task Force guidance related to accounting for equity instruments issued to non-employees. In accordance with this guidance, the options or warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying equity instrument on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance, is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period.   As of December 31, 2012 and December 31, 2011, no options or warrants related to compensation have been issued, and none are outstanding.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method.  This amortization expense for the year ended December 31, 2012 totaled $15,639 and is reflected within interest expense on the Statements of Operations.

Deferred Financing Costs

Deferred financing costs include debt issuance costs primarily incurred by the Company as part of Convertible Note transactions. Deferred financing costs as of December 31, 2012 was $30,110 net of amortization of $15,639. This includes a commission paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock valued at $5,620 on the date of issuance.  This amount was capitalized to Deferred Financing Costs and amortized over the term of the note. Amortization is provided on a straight-line basis over the terms of the respective debt instruments to which the costs relate and is included in interest expense.  The difference between the straight line and effective interest methods is immaterial due to the short term nature of the convertible notes.

Accounting for Derivative Instruments

All derivatives have been recorded on the balance sheet at fair value based on the lattice model calculation. These derivatives, including embedded derivatives in the Company’s convertible notes which have floating conversion prices based on changes to the quoted price of the Company’s common stock and common stock equivalents tainted as a result of the derivative, are separately valued and accounted for on the Company’s balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

Lattice Valuation Model

The Company valued the conversion features in their convertible notes and tainted warrants using a lattice valuation model, with the assistance of a valuation consultant. The lattice model values these instruments based on a probability weighted discounted cash flow model. The Company uses the model to develop a set of potential scenarios. Probabilities of each scenario occurring during the remaining term of the instruments are determined based on conversion prices relative to current stock prices, historic volatility, and estimates on investor behavior. These probabilities are used to create a cash flow projection over the term of the instruments and determine the probability that the projected cash flow will be achieved. A discounted weighted average cash flow for each scenario is then calculated and compared to the discounted cash flow of the instruments without the compound embedded derivative in order to determine a value for the compound embedded derivative.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist. The Company fully impaired goodwill of $5,341 during the year ended December 31, 2012 impairment analysis.

Income/Loss Per Share of Common Stock

Basic net loss per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share includes additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for the periods presented.  As of December 31, 2012 and 2011, there were 47,532,822 and 37,562,250 common stock equivalents outstanding, respectively.

The following is a reconciliation of the computation for basic and diluted EPS for the full year ended December 31, 2012 and 2011, respectively:

	December 31, 2012	December 31, 2011
Net Loss	$(2,119,706)	$(1,045,749)
Weighted-average common shares Outstanding (Basic)	99,799,411	91,479,959
Weighted-average common stock Equivalents	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share	$(0.02)	$(0.01)

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of property, plant and equipment is depreciated using the straight-line method over the estimated useful life of the asset - periods of approximately 18-28 years for buildings, 3-10 years for machinery and equipment and 3- 5 years for vehicles. Long-lived assets are reviewed for impairment whenever in management's judgment conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows to the recorded value of the asset. If an impairment is indicated, the asset is written down to its fair value or, if fair value is not readily determinable, an estimated fair value is used based on discounted cash flows. Fully depreciated assets are retained in property, plant and equipment and accumulated depreciation accounts until they are removed from service. In case of disposals of assets, the assets and related accumulated depreciation are removed from the accounts, and the net amounts after proceeds from disposal are credited or charged to income.

Recently Issued Accounting Standards

New Accounting Pronouncements

Disclosures about Reclassification Adjustments out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income. The update requires entities to disclose additional information about reclassification adjustments, including changes in accumulated other comprehensive income balances by component and significant items reclassified out of accumulated other comprehensive income. The update will be effective for us in the first quarter of 2013, but early adoption is permitted. The update will primarily impact our disclosures, but otherwise is not expected to have a material impact on our consolidated financial position, results of operations or cash flows.

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued an accounting standards update which provides, subject to certain conditions, the option to perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. The update will be effective for us in the first quarter of 2013, but early adoption is permitted. The update may, under certain circumstances, reduce the complexity and costs of testing indefinite-lived intangible assets for impairment, but otherwise is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Testing Goodwill for Impairment

In September 2011, the FASB issued an accounting standards update which provides, subject to certain conditions, the option to perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. This update was effective and adopted by the Company in the first quarter of 2012 and did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standards update which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in existing guidance and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format previously used by us, and the second statement would include components of other comprehensive income (“OCI”). The update does not change the items that must be reported in OCI and must be applied retrospectively for all periods presented in the financial statements. This update was effective and adopted by the Company in the first quarter of 2012 and impacted the Company’s financial statement presentation, but otherwise did not impact the Company’s consolidated financial position, results of operations or cash flows.

Disclosures about Fair Value Measurements

In May 2011, the FASB issued an accounting standards update which amends the definition of fair value measurement principles and disclosure requirements to eliminate differences between U.S. GAAP and International Financial Reporting Standards. The update requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as disclosures of transfers between Level 1 and Level 2 of the fair value hierarchy. This update was effective and adopted by the Company in the first quarter of 2012 and impacted the Company’s disclosures, but otherwise did not have a material impact on the Company’s condensed consolidated financial position, results of operations or cash flows.

AVAILABLE FOR SALE SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments Schedule [Abstract]
Investment [Text Block]
NOTE 4                                AVAILABLE FOR SALE SECURITIES

On October 24, 2012, the Company entered into an agreement on its Willa property with Caribou King Resources Ltd. ("Caribou", or “CKR”), a Canadian issuer listed on the TSX Venture Exchange.  Under the terms of Agreement, Caribou may earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock.  Of the aggregate payments, $7,500 in cash and 500,000 shares are due upon receipt of regulatory acceptance of the agreement by the TSX Venture Exchange.  Subsequent to TSX approval in November, 2012, and pursuant to the agreement, the Company received 500,000 shares of CKR stock. These shares were valued at $25,000 based upon the closing price of CKR stock on the date the shares were received. As of June 30, 2013 and December 31, 2012, the market value of these shares was $15,000 and $12,550, respectively.

NOTE 4             AVAILABLE FOR SALE SECURITIES

On October 24, 2012, the Company entered into an agreement on its Willa property with Caribou King Resources Ltd. ("Caribou", or “CKR”), a Canadian issuer listed on the TSX Venture Exchange.  Under the terms of Agreement, Caribou may earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock.  Of the aggregate payments, $7,500 in cash and 500,000 shares are due upon receipt of regulatory acceptance of the agreement by the TSX Venture Exchange.  Subsequent to TSX approval in November, 2012, and pursuant to the agreement, the Company received 500,000 shares of CKR stock. These shares were valued at $25,000 based upon the closing price of CKR stock on the date the shares were issued. As of December 31, 2012, the market value of these shares was $12,500.  This resulted in an unrealized loss of $12,500 for the year ended December 31, 2012. We consider the unrealized loss as temporary due to the short length of time the market price for these securities has been below its value on the acquisition date.

RUBY MINE ACQUISITION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 5                                RUBY MINE ACQUISITION

On September 27, 2010, the Company executed an option-to-purchase agreement with Ruby Development Company (“RDC”), a California partnership, for the acquisition of the Ruby Mine (the “Ruby”) in Sierra County, California. The purchase price is $2,500,000, which was to be paid in stages extending to December 30, 2012, and which has been extended to December 30, 2015 pursuant to an amendment to the agreement signed on March 28, 2013.

On June 1, 2011, the Company exercised its option to purchase the Ruby Mine and made a final option payment of $85,000 to open escrow.  On July 1, 2011, escrow was closed and the acquisition of the Ruby Mine was completed. During the preceding option period and as of the closing date, the Company has made payments totaling $510,000 to RDC, consisting of $360,000 cash and 10,000,000 shares of common stock valued at $150,000.  These payments were credited towards the purchase price, thereby reducing the outstanding principal due to $1,990,000.  In addition, in compliance with the agreement dated September 27, 2010, as amended on January 26, 2011, the Company issued warrants to RDC that gives them the option, until December 31, 2015, of purchasing up to 10 million shares of stock at two cents ($0.02) per share, and in compliance with a second amendment to the Option Agreement dated April 22, 2011, the Company issued warrants granting RDC the right to purchase 2 million shares of the Company’s common stock at the exercise price of ten cents ($0.10) per share.  These later warrants expire on May 1, 2016.

On the transaction closing date of July 1, 2011, the Company issued a promissory note to RDC for $1,990,000.  The note, as amended, is due on or before December 30, 2015, and accrues interest at 6% per annum as of April 1, 2013, and 8% per annum as of January 1, 2015.  As of June 30, 2013, all monthly payments have been paid, and the outstanding balance due on the note is $1,901,579, which includes a $160,000 extension fee pursuant to a mortgage modification amendment executed on March 28. 2013. In addition, a $1 million payment is due on or before December 30, 2013. As of the date of this report, the Company remains current in its obligations, and all monthly payments have been made on time. The note is collateralized with all of the assets associated with the Ruby Mine.

Upon the close of the transaction and the transfer of title, as previously set forth in the purchase agreement, the Company acquired all of the real and personal property associated with the Ruby Gold Mine, all of the shares of Ruby Gold, Inc., a private California corporation, and $171,618 in reclamation bonds securing the permits at the Ruby Mine. Subsequent to the close of the transaction, Ruby Gold, Inc. became a wholly-owned subsidiary of North Bay Resources Inc.  The Company has also assumed the reclamation liabilities on the Ruby Mine, for which reclamation bonds are pledged.  In addition, a $2,500 liability from a pre-existing shareholder loan that was outstanding as of the closing date has been extinguished as of the close of escrow.

All costs related to the acquisition of the property have been capitalized when incurred. All other costs have been expensed when incurred. Cash paid during the period ended December 31, 2011 and December 31, 2010 was equal to $277,006 and $82,994, respectively. Warrants issued during the periods ended December 31, 2010 and December 31, 2011 were valued at $149,896 and $219,940 respectively. Shares paid as of December 31, 2010 were valued at $150,000. $2,519 was capitalized to the purchase option during the three months ended March 31, 2011 related to the company’s amendment to extend the term of the 10,000,000 warrants issued to Ruby Development Company from December 31, 2012 to December 31, 2015. The value of the extension was calculated using the Black-Scholes model. In addition, $219,940 was capitalized to the purchase option during the six months ended June 30, 2011 related to the amendment on April 22, 2011 to issue warrants granting RDC the right to purchase 2 million shares of the Company’s common stock at the exercise price of ten cents ($0.10) per share.  Said warrants are valid until May 1, 2016. The value of the additional warrants was calculated using the Black-Scholes model.  On March 6, 2012, the Company issued warrants granting RDC the right to purchase 2 million shares of the Company’s common stock until March 6, 2017 at the exercise price of nine cents ($0.09) per share, in consideration for reducing the monthly mortgage payments due in January, February, and March, 2012. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model.

Ruby Mine Purchase Price Allocation

The following table summarizes the purchase price allocation for the transaction. The valuation conclusions include three groups: (i) net current tangible assets, (ii) assumed liabilities, and (iii) goodwill. Individual asset valuations are presented below:

Acquisition Date: 07/01/11

Allocation of Purchase	Price Purchase Allocation
	Debit	Credit
Tangible Assets Acquired
Cash/Checking/Savings	5,070
Ruby Gold Mine Claims	1,964,279
Ruby Gold Inc. Certificates of Deposit	171,618
Property and Equipment	906,329
Total Tangible Assets	3,047,296

Assumed Liabilities
Short Term Notes Payable		2,500
Asset Retirement Obligation		171,618
Total Liabilities		174,118
Net Tangible Assets/Liabilities	2,873,178
Goodwill	5,341
Total Net Assets Acquired	2,878,519

Consideration Paid
Cash Paid (Option Agreement & Purchase Agreement) - prior year	-	80,000
Cash Paid (Option Agreement & Purchase Agreement)		280,000
Fees Paid Escrow Agent at Closing		2,076
Value of Extension of term for 9/27/10 Warrants issued		2,519
Note Payable at closing		1,990,000
Warrant (10,000,000 @$0.02 to 9/27/10 - 12/30/12) - prior year		149,896
Warrant (2,000,000 @$0.10 to 4/22/11 - 5/1/16)		219,941
Due diligence fees paid in cash in prior year		4,087
Common Stock valued at $150,000 - prior year		150,000
Total Consideration Paid		2,878,519

NOTE 6             RUBY MINE ACQUISITION

On September 27, 2010, the Company executed an option-to-purchase agreement with Ruby Development Company (“RDC”), a California partnership, for the acquisition of the Ruby Mine (the “Ruby”) in Sierra County, California. The purchase price is $2,500,000, which was to be paid in stages extending to December 30, 2012, and which has been extended to June 30, 2013 pursuant to an amendment to the agreement signed on December 12, 2012.

On June 1, 2011, the Company exercised its option to purchase the Ruby Mine and made a final option payment of $85,000 to open escrow.  On July 1, 2011, escrow was closed and the acquisition of the Ruby Mine was completed. During the preceding option period and as of the closing date, the Company has made payments totaling $510,000 to RDC, consisting of $360,000 cash and 10,000,000 shares of common stock valued at $150,000.  These payments were credited towards the purchase price, thereby reducing the outstanding principal due to $1,990,000.  In addition, in compliance with the agreement dated September 27, 2010, as amended on January 26, 2011, the Company issued warrants to RDC that gives them the option, until December 31, 2015, of purchasing up to 10 million shares of stock at two cents ($0.02) per share, and in compliance with a second amendment to the Option Agreement dated April 22, 2011, the Company issued warrants granting RDC the right to purchase 2 million shares of the Company’s common stock at the exercise price of ten cents ($0.10) per share.  These later warrants expire on May 1, 2016.

On the transaction closing date of July 1, 2011, the Company issued a promissory note to RDC for $1,990,000 plus 3% interest per annum.  The note, as amended, is due on or before June 30, 2013.  As of December 31, 2012, all monthly payments have been paid, and the outstanding balance due on the note is $1,774,822. As of the date of this report, the Company remains current in its obligations, and all monthly payments have been made on time. The note is collateralized with all of the assets associated with the Ruby Mine.

Upon the close of the transaction and the transfer of title, as previously set forth in the purchase agreement, the Company acquired all of the real and personal property associated with the Ruby Gold Mine, all of the shares of Ruby Gold, Inc., a private California corporation, and $171,618 in reclamation bonds securing the permits at the Ruby Mine. Subsequent to the close of the transaction, Ruby Gold, Inc. became a wholly-owned subsidiary of North Bay Resources Inc.  The Company has also assumed the reclamation liabilities on the Ruby Mine, for which reclamation bonds are pledged.  In addition, a $2,500 liability from a pre-existing shareholder loan that was outstanding as of the closing date has been extinguished as of the close of escrow.

All costs related to the acquisition of the property have been capitalized when incurred. All other costs have been expensed when incurred. Cash paid during the period ended December 31, 2011 and December 31, 2010 was equal to $277,006 and $82,994, respectively. Warrants issued during the periods ended December 31, 2010 and December 31, 2011 were valued at $149,896 and $219,940 respectively. Shares paid as of December 31, 2010 were valued at $150,000. $2,519 was capitalized to the purchase option during the three months ended March 31, 2011 related to the company’s amendment to extend the term of the 10,000,000 warrants issued to Ruby Development Company from December 31, 2012 to December 31, 2015. The value of the extension was calculated using the Black-Scholes model. In addition, $219,940 was capitalized to the purchase option during the six months ended June 30, 2011 related to the amendment on April 22, 2011 to issue warrants granting RDC the right to purchase 2 million shares of the Company’s common stock at the exercise price of ten cents ($0.10) per share.  Said warrants are valid until May 1, 2016. The value of the additional warrants was calculated using the Black-Scholes model.  On March 6, 2012, the Company issued warrants granting RDC the right to purchase 2 million shares of the Company’s common stock until March 6, 2017 at the exercise price of nine cents ($0.09) per share, in consideration for reducing the monthly mortgage payments due in January, February, and March, 2012. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model.

Ruby Mine Purchase Price Allocation

The following table summarizes the purchase price allocation for the transaction. The valuation conclusions include three groups: (i) net current tangible assets, (ii) assumed liabilities, and (iii) goodwill. Individual asset valuations are presented below:

Acquisition Date: 07/01/11

Allocation of Purchase	Price Purchase Allocation
	Debit	Credit
Tangible Assets Acquired
Cash/Checking/Savings	5,070
Ruby Gold Mine Claims	1,964,279
Ruby Gold Inc. Certificates of Deposit	171,618
Property and Equipment	906,329
Total Tangible Assets	3,047,296

Assumed Liabilities
Short Term Notes Payable		2,500
Asset Retirement Obligation		171,618
Total Liabilities		174,118
Net Tangible Assets/Liabilities	2,873,178
Goodwill	5,341
Total Net Assets Acquired	2,878,519

Consideration Paid	Debit	Credit
Cash Paid (Option Agreement & Purchase Agreement) - prior year	-	80,000
Cash Paid (Option Agreement & Purchase Agreement)	-	280,000
Fees Paid Escrow Agent at Closing	-	2,076
Value of Extension of term for 9/27/10 Warrants issued	-	2,519
Note Payable at closing	-	1,990,000
Warrant (10,000,000 @$0.02 to 9/27/10 - 12/30/12) - prior year	-	149,896
Warrant (2,000,000 @$0.10 to 4/22/11 - 5/1/16)	-	219,941
Due diligence fees paid in cash in prior year	-	4,087
Common Stock valued at $150,000 - prior year	-	150,000
Total Consideration Paid	-	2,878,519

PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Property Plant Equipment And Mineral Claim Assets Disclosure
NOTE 6                                PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS

As of June 30, 2013, and December 31, 2012, components of the Ruby Mine property, plant and equipment and mineral assets were as follows:

	June 30,	December 31,
	2013	2012

Buildings	$558,885	$558,885
Machinery and equipment	119,389	119,389
Vehicles	240,514	240,514
Total property, plant and equipment	918,788	918,788

Less: impairment expense(2)	(135,810)	(135,810)
Less: accumulated depreciation(3)	(195,886)	(147,766)

Property, plant and equipment, net	$587,092	$635,212

	June 30,	December 31,
	2013	2012

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,839	4,828
Total mineral claim assets	1,797,499	1,797,488
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,499	$1,797,488

(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.

(2)Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $135,810.

(3)Depreciation expense totaled $48,120 and $52,370 for the six months ended June 30, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the six months ended June 30, 2013 and 2012, respectively

NOTE 7             PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS

As of December 31, 2012 and 2011, components of the Ruby Mine property, plant and equipment and mineral assets were as follows:

	December 31,	December 31,
	2012	2011

Buildings	$558,885	$558,885
Machinery and equipment	119,389	119,389
Vehicles	240,514	240,514
Total property, plant and equipment	918,788	918,788

Less: impairment expense(2)	(124,343)	(124,343)
Less: accumulated depreciation(3)	(159,233)	(60,560)

Property, plant and equipment, net	$635,212	$733,885

	December 31,	December 31,
	2012	2011

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,828	4,904
Total mineral claim assets	1,797,488	1,797,564
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,488	$1,797,564

(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.

(2)Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.

(3)Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively

FINANCING	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 7                                FINANCING

On July 1, 2011, upon the acquisition of the Ruby Mine, the Company issued a promissory note to Ruby Development Company (“RDC”) for $1,990,000 plus 3% interest per annum.  The note, as amended, is due on or before December 30, 2015.  Monthly payments are $10,000 per month during Q1, 2012, $15,000 per month during Q2, 2012, and $20,000 per month from July 1, 2013 through December 2015. Pursuant to an amendment executed on March 28, 2013, the interest rate on the note was increased to 6% as of April 1, 2013, and $160,000 was added to the principal. Said amendment also requires the Company to pay RDC the greater of $1 million by December 30, 2013 or 40% of the EB-5 funding received until the note is paid off in full.   As of June 30, 2013 and December 31, 2012, the outstanding balance due on the note is $1,901,579 and $1,774,822, respectively. As of the date of this report, the Company remains current in its obligations, and all monthly payments have been made on time. The note is collateralized with all of the assets associated with the Ruby Mine.

On December 29, 2011, the Company entered into two agreements ("the Agreements") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received two $25,000 loans from Tangiers.  As the Agreement specifies, loan proceeds will only be used towards expenses related to the Ruby Mine Project.  The Agreement is structured as a $25,000 Promissory Note (the “Promissory Note”), and a $25,000 Convertible Promissory Note (the “Convertible Note”). The Promissory Note, as amended, has a maturity date of twenty four (24) months from the Effective Date, and an interest rate on the unpaid principal balance equal to 9.9% per year.  The Company shall make cash payments to Tangiers every two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied. The Company has further authorized Tangiers to debit this amount directly from any drawdowns made on Company’s existing Equity Line of Credit (“ELOC”) with Tangiers.  As further consideration, Tangiers shall be entitled to 250,000 5-year warrants to purchase 250,000 shares of our common stock at an exercise price of $0.115 per share. The value of these warrants was calculated via the Black-Scholes model and was calculated at $20,568. This value was recorded as a discount on the related note payable. The $25,000 Convertible Note is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share, which was the closing market share price on the Effective Date. Due to the conversion price being equal to the closing share price on the grant date no beneficial conversion feature resulted from this issuance. The Note has a term of nine (9) months and accrues interest at a rate equal to 9.9% per year.  The Agreement further specifies that there shall be no penalty for prepayment of either the Promissory Note or the Convertible Note. As of December 31, 2011 and 2012, $0 and $20,568 of the discount was amortized, respectively, and the discount has been fully amortized as of December 31, 2012.  As of December 31, 2012, the outstanding balance due on the Note $27,495, which includes $2,495 in accrued interest as of December 31, 2012. The maturity date on the note was extended in 2012 and is now due on December 28, 2013.  As of June 30, 2013, the outstanding balance due on the Note is $28,733, which includes $3,733 in accrued interest.

On February 2, 2012, the Company entered into two Convertible Promissory Note Agreements ("the February 2012 Notes", or individually, the “Note”) with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received an aggregate of $100,000 ($50,000 per Note) as a loan from Tangiers.  Each Note, as amended, has a term of twenty four (24) months.  Each Note accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share.  As further consideration, Tangiers shall be entitled to 500,000 5-year warrants exercisable at $0.13.  The February 2012 Notes further specify that there shall be no penalty for prepayment. The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $78,296 on the note, and $21,704 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  The discount was fully amortized as of December 31, 2012.  As of June 30, 2013, the outstanding balance due on the February 2012 Notes is $113,982, which includes $13,982 in accrued interest.

On March 15, 2012, the Company entered into two Convertible Promissory Note Agreements ("the March 2012 Notes", or individually, the “Note”) with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received an aggregate of $75,000 ($37,500 per Note) as a loan from Tangiers.  Each Note, as amended, has a term of twenty four (24) months.  Each Note accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.09 per share.  As further consideration, Tangiers shall be entitled to 500,000 5-year warrants exercisable at $0.09.  The March 2012 Notes further specify that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $34,896 on the note, and $40,104 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $9,042 for the six months ended June 30, 2013. As of June 30, 2013, the outstanding balance due on the March 2012 Notes is $84,632, which includes $9,632 in accrued interest. As of June 30, 2013, the remaining unamortized debt discount was $11,863.

On May 16, 2012, the Company entered into a Convertible Promissory Note Agreement ("the May 16, 2012 Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $50,000 as a loan from Tangiers.  The May 16, 2012 Note, as amended, has a term of twenty four (24)  months, accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.06 per share.  As further consideration, Tangiers shall be entitled to 150,000 5-year warrants exercisable at $0.07.  The May 16, 2012 Note further specifies that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $16,241 on the note, and $9,393 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  The discount was fully amortized as of December 31, 2012. As of June 30, 2013, the outstanding balance due on the May 16 2012 Note is $55,581, which includes $5,581 in accrued interest.

On May 30, 2012, the Company entered into a Convertible Promissory Note Agreement ("the May 30 2012 Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $25,000 as a loan from Tangiers.  The May 30, 2012 Note, as amended, has a term of twenty four (24) months, accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.06 per share.  As further consideration, Tangiers shall be entitled to 150,000 5-year warrants exercisable at $0.06.  The May 30 2012 Note further specifies that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $10,988 on the note, and $9,380 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  The discount was fully amortized as of December 31, 2012. As of June 30, 2013, the outstanding balance due on the May 30 2012 Note is $27,695, which includes $2,695 in accrued interest.

On June 19, 2012, the Company entered into a Convertible Promissory Note Agreement ("the June 2012 Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $100,000 as a loan from Tangiers.  The June 2012 Note, as amended, has a term of twenty four (24) months, accrues interest at a rate equal to 7% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents.  As further consideration, Tangiers shall be entitled to 750,000 5-year warrants exercisable at $0.07, and 750,000 5-year warrants exercisable at $0.14.  The June 2012 Note further specifies that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $58,048 on the note, and $41,952 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $18,490 for the six months ended June 30, 2013. As of June 30, 2013, the outstanding balance due on the June 2012 Note is $107,240, which includes $7,240 in accrued interest. As of June 30, 2013, the remaining unamortized debt discount was $31,161.

On July 11, 2012, the Company issued a $550,000 Promissory Note ("the JMJ Note") to JMJ Financial, ("JMJ", or “the Lender”).  The Principal Sum due to the Lender shall be prorated based on the consideration actually paid by the Lender, plus an approximate 10% Original Issue Discount ("OID") that is prorated based on the consideration actually paid by the Lender as well as any other interest or fees, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the JMJ Note.  The JMJ Note has a maturity date of twelve (12) months from the Effective Date of each respective tranche.  If the JMJ Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%).  Should the JMJ Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.  In addition, the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion. The cumulative consideration received as of June 30, 2013 and December 31, 2012 is $257,850 and $113,850, respectively. Due to the floating conversion price the JMJ Note had an embedded derivative. The debt discount resulting from the derivative was valued on the date of grant to be $111,517 for the issuances during the year ended December 31, 2012. The additional discount resulting from the derivative valued on the grant date during the six months ended June 30, 2013 was $166,808. These values were recorded as discounts on debt up to the value of the debt with any excess recorded as a loss ($18,095) and offset to the derivative liability. In addition there was $28,650 of discount as a result of the principal owed ($286,500) exceeding the cash received ($257,850).  This resulted in a total discount on all notes of $288,880.  Amortization of the discount was $101,609 for the six months ended June 30, 2013.  As of June 30, 2013, $132,825 (including interest) has been repaid via conversions to common stock, and the outstanding balance due on the JMJ Note is $174,900, which includes $2,750 in accrued interest. The unamortized debt discount as of June 30, 2013 was $128,964.

On August 2, 2012, the Company issued a $100,000 Convertible Promissory Note ("the Tonaquint Note") to Tonaquint, Inc, ("Tonaquint", or “the Lender”).  The Tonaquint Note carries a $10,000 original issue discount (the “OID”), as well as $3,000 in transaction fees, such that the initial Principal Sum due is $113,000.  The interest rate on the Note is 8% per annum. The Tonaquint Note has a maturity date of nine (9) months from the Effective Date, and has a fixed conversion price of $0.06.  The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.  In lieu of cash payments, the Company may elect to convert the Tonaquint Note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.  No conversion can occur prior to 180 days from the Effective Date.  In addition, the Company retains the option of pre-paying the Tonaquint Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.  In connection with this transaction, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock valued at $5,620 on the date of issuance.  This amount was capitalized to Deferred Financing Costs and amortized over the term of the Tonaquint Note. The tainted equity valuation and “OID” totaled $48,272, and $32,231 was amortized during the period ended December 31, 2012. $58,272 of the value was recorded as a discount on debt and $48,272 was added to the derivative liability. As of December 31, 2012, the outstanding balance due on this Tonaquint Note was $116,792 which includes $3,792 in accrued interest.  As of June 30, 2013, the outstanding principal of $113,000 plus $5,358 in accrued interest has been paid in full in three cash payments totaling $118,358.  Accordingly, the debt has been extinguished, and the Tonaquint Note has been retired.  The debt discount was fully expensed with payoff, resulting in an amortization expense of $26,041 during the six months ended June 30, 2013.

On October 2, 2012, the Company issued a $750,000 Promissory Note ("the Note") to Tangiers Investors, LP ("Tangiers", or “the Lender”).  The consideration will be received by the Company in tranches of $50,000 no less than bi-weekly, by mutual consent.  The Principal Sum due to the Lender shall be prorated based on the consideration actually paid by the Lender plus any accrued interest, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the Note. The Note has a maturity date of twenty four (24) months from the Effective Date of each tranche.  The Note shall accrue interest at a rate of 7% per annum on each $50,000 tranche independently from other tranches.  Unless repaid in cash, the Lender shall have the right to convert all or part of the outstanding and unpaid Principal Sum and accrued interest into shares of fully paid and non-assessable shares of common stock of the Registrant. The Conversion Price shall be the undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant.  In addition, upon conversion, 125,000 5-year warrants for each $50,000 in Consideration received shall be issued, at an exercise price of 125% of the Conversion Price of each tranche, as applicable.  There is no penalty for prepayment, with prepayment subject to the consent of the Lender.  As of June 30, 2013, the Company has drawn $346,098 from this facility. This included additional borrowings of $186,097during the six months ended June 30, 2013.  As of June 30, 2013 the outstanding balance due on this Note is $356,235, which includes $10,137 in accrued interest.

The following table summarizes all of the Notes outstanding as of June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
Mortgage payable – Ruby Mine	$1,901,579	$1,774,822
Convertible notes:
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	275,000
Unsecured convertible notes payable with annual interest rate of 8%	-	113,000
Unsecured convertible notes payable with annual interest rate of 7%	446,097	260,000
Unsecured convertible notes payable with annual interest rate of 5%	172.150	126,500
Discount on convertible notes from derivative valuation	(176,990)	(166,307)
Total convertible notes	716,257	608,193
Total Debt	$2,611,512	2,383,015

NOTE 8             FINANCING

On June 17, 2010, the Company entered into a Convertible Promissory Note Agreement ("the Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $17,500 as a loan from Tangiers.  The Note is convertible to common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the greater of (a) $0.001 or (b) eighty percent (80%) of the lowest traded price of common stock out of the ten (10) trading days immediately preceding the conversion date.  The Note has a term of one year and accrues interest at a rate equal to 9.9% per year.  Conversion rights were waived by the holder from inception of the agreement through July 15, 2010. The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $10,726. This value was recorded as a discount on debt and offset to additional paid in capital. During the three months ended March 31, 2011 the note balance of $17,500 and accrued interest of $1,225 was settled with conversion into 863,681 shares of common stock.  The unamortized portion of the discount at the time of conversion of $4,937 was fully amortized upon conversion. No gain or loss was recorded for the conversion due to the conversion being within the terms of the convertible debt agreement.

On September 27, 2010, the Company entered into a Convertible Promissory Note Agreement ("the Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $50,000 as a loan from Tangiers to initiate the acquisition of the Ruby Mine.  The Note is convertible to common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the greater of (a) $0.005 or (b) eighty percent (80%) of the lowest traded  price of common stock out of the ten (10) trading days immediately preceding the conversion date.  The Note has a term of one year and accrues interest at a rate equal to 9.9% per year.  In addition, Tangiers is entitled to 1.5 million 5 year warrants exercisable at $0.05, with an additional 1 million 5 year warrants exercisable at $0.05 if the note remains outstanding after 90 days, and is also entitled to a 0.75% non-voting interest in the Ruby Project.

The beneficial conversion feature resulting from the discounted conversion price compared to the market price was calculated based on the date of grant to be $17,560 after adjusting the effective conversion price for the relative fair value of the note proceeds compared to the fair value of the attached warrants and note. In addition to this discount related to the beneficial conversion feature, an additional discount of $22,475 was recorded based on the fair value of the 1,500,000 warrants attached to the debt. This value was derived using the Black-Scholes valuation model. The 1,000,000 contingent warrants owed were valued at $15,000 according to the Black-Scholes model. This value was not recorded initially due to the contingent nature of the issuance.  This contingency was resolved ninety days after the note was issued when the note was unpaid.  As a result the 1,000,000 warrants were issued.  The remaining undiscounted portion of the note was $9,965.  As a result of the value of the warrants exceeding the remaining undiscounted portion of the note, only $9,965 was recorded as an additional discount from this issuance. During the three months ended March 31, 2011 the note balance of $50,000 and accrued interest of $2,495 was settled with conversion into 1,600,467 shares of common stock.  The unamortized portion of the discount at the time of conversion of $36,986 was fully amortized upon conversion. No gain or loss was recorded for the conversion due to the conversion being within the terms of the convertible debt agreement.

On December 30, 2010, the Company entered into a Convertible Promissory Note Agreement ("the Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $50,000 as a loan from Tangiers for expenses related to our acquisition of the Ruby Mine.  The Note is convertible to common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the greater of (a) $0.005 or (b) seventy percent (70%) of the lowest traded  price of common stock out of the ten (10) trading days immediately preceding the conversion date.  The Note has a term of nine months and accrues interest at a rate equal to 9.9% per year.  In addition, Tangiers is entitled to 500,000 5-year warrants exercisable at $0.05.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $32,485 on the note, and $14,195 on the warrants. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $15,389 for the three months ended March 31, 2011.  On April 1, 2011, $27,983 of principal on the note was satisfied with conversion into 975,000 shares of common stock.  The remaining balance of $22,017 in principal and $1,612 in accrued interest was satisfied with conversion into 462,416 shares of common stock on June 1, 2011, and as of June 30, 2011, the debt has been retired.  The unamortized portion of the discount at the time of conversion of $31,163 was fully amortized upon conversion. No gain or loss was recorded for the conversion due to the conversion being within the terms of the convertible debt agreement.

On January 4, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $50,000 (the "Note").  The Note bears interest at the rate of 8% per annum.  All interest and principal must be repaid by the maturity date of October 3, 2011.  The Note is convertible into common stock, at Asher's option, at a 45% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion, provided that the number of shares to be issued upon conversion cannot result in the recipient holding more than 4.99% of the outstanding number of shares   The discount on the Note from the beneficial conversion feature is $50,000, and $32,065 was amortized during the six months ended June 30, 2011.  On July 19, 2011, the outstanding $50,000 principal of the note plus $1,020 in accrued interest was converted to 557,528 shares of common stock. Accordingly, the Note has been satisfied, and the debt has been retired. The remaining value of the unamortized discount was amortized upon conversion.

The discounts on debt are being amortized straight line over the terms of the convertible notes. The difference between the straight line and effective interest methods is immaterial due to the short term nature of the convertible notes.

On July 1, 2011, upon the acquisition of the Ruby Mine, the Company issued a promissory note to Ruby Development Company (“RDC”) for $1,990,000 plus 3% interest per annum.  The note is due on or before June 30, 2013.  Monthly payments for the duration of 2011 are $35,000 per month.  Monthly payments as of January 1, 2012, were set to increase to $85,000 per month.  Upon receipt of the Company’s EB-5 funding, the Company has agreed to pay RDC 50% of the funding received until the note is paid off in full.   In October, 2011, RDC agreed to lower the mortgage payments due in November and December, 2011, to $10,000 each month.  Subsequent to December 31, 2011, RDC agreed to lower the mortgage payments due during FY 2012 to $10,000 each month. As of December 31, 2011, the outstanding balance due on the note was $1,889,185.  As of December 31, 2012, the outstanding balance due on the note is $1,774,822, plus $4,437 in accrued interest. As of the date of this report, the Company remains current in its obligations, and all monthly payments have been made on time. The note is collateralized with all of the assets associated with the Ruby Mine.

During the quarter ended September 30, 2011 the Company repaid $2,500 to the former owners of Ruby Gold, Inc. as a part of the loans assumed with the acquisition of the Ruby Gold Mine.

On December 29, 2011, the Company entered into two agreements ("the Agreements") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received two $25,000 loans from Tangiers.  As the Agreement specifies, loan proceeds will only be used towards expenses related to the Ruby Mine Project.  The Agreement is structured as a $25,000 Promissory Note (the “Promissory Note”), and a $25,000 Convertible Promissory Note (the “Convertible Note”). The Promissory Note, as amended, has a maturity date of twenty four (24) months from the Effective Date, and an interest rate on the unpaid principal balance equal to 9.9% per year.  The Company shall make cash payments to Tangiers every two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied. The Company has further authorized Tangiers to debit this amount directly from any drawdowns made on Company’s existing Equity Line of Credit (“ELOC”) with Tangiers.  As further consideration, Tangiers shall be entitled to 250,000 5-year warrants to purchase 250,000 shares of our common stock at an exercise price of $0.115 per share. The value of these warrants was calculated via the Black-Scholes model and was calculated at $20,568. This value was recorded as a discount on the related note payable. The $25,000 Convertible Note is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share, which was the closing market share price on the Effective Date. Due to the conversion price being equal to the closing share price on the grand date no beneficial conversion feature resulted from this issuance. The Note has a term of nine (9) months and accrues interest at a rate equal to 9.9% per year.  The Agreement further specifies that there shall be no penalty for prepayment of either the Promissory Note or the Convertible Note. As of December 31, 2011 and 2012, $0 and $20,568 of the discount was amortized, respectively, and the discount has been fully amortized as of December 31, 2012.  As of December 31, 2011 and 2012, the outstanding balance due on the Note is $50,000 and $27,495 respectively, which includes $2,495 in accrued interest as of December 31, 2012. The maturity date on the note was extended in 2012 and is now due on December 28, 2013.

On February 2, 2012, the Company entered into two Convertible Promissory Note Agreements ("the Notes", or individually, the “Note”) with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received an aggregate of $100,000 ($50,000 per Note) as a loan from Tangiers.  Each Note, as amended, has a term of twenty four (24) months.  Each Note accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share.  As further consideration, Tangiers shall be entitled to 500,000 5-year warrants exercisable at $0.13.  The Notes further specify that there shall be no penalty for prepayment. The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $78,296 on the note, and $21,704 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $90,324 for the twelve months ended December 31, 2012.  As of December 31, 2012, the outstanding balance due on the Note is $109,032, which includes $9,032 in accrued interest.

On March 15, 2012, the Company entered into two Convertible Promissory Note Agreements ("the Notes", or individually, the “Note”) with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received an aggregate of $75,000 ($37,500 per Note) as a loan from Tangiers.  Each Note, as amended, has a term of twenty four (24) months.  Each Note accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.09 per share.  As further consideration, Tangiers shall be entitled to 500,000 5-year warrants exercisable at $0.09.  The Notes further specify that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $34,896 on the note, and $40,104 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $63,771 for the twelve months ended December 31, 2012. As of December 31, 2012, the outstanding balance due on these Notes is $80,920, which includes $5,920 in accrued interest.

On May 16, 2012, the Company entered into a Convertible Promissory Note Agreement ("the Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $50,000 as a loan from Tangiers.  The Note, as amended, has a term of twenty four (24)  months, accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.06 per share.  As further consideration, Tangiers shall be entitled to 150,000 5-year warrants exercisable at $0.07.  The Note further specifies that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $16,241 on the note, and $9,393 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $25,634 for the twelve months ended December 31, 2012. As of December 31, 2012, the outstanding balance due on these Notes is $53,106, which includes $3,106 in accrued interest.

On May 30, 2012, the Company entered into a Convertible Promissory Note Agreement ("the Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $25,000 as a loan from Tangiers.  The Note, as amended, has a term of twenty four (24) months, accrues interest at a rate equal to 9.9% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.06 per share.  As further consideration, Tangiers shall be entitled to 150,000 5-year warrants exercisable at $0.06.  The Note further specifies that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $10,988 on the note, and $9,380 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $20,368 for the twelve months ended December 31, 2012.  As of December 31, 2012, the outstanding balance due on this Note is $26,458, which includes $1,458 in accrued interest.

On June 19, 2012, the Company entered into a Convertible Promissory Note Agreement ("the Note") with Tangiers Investors LP, ("Tangiers") pursuant to which the Company received $100,000 as a loan from Tangiers.  The Note, as amended, has a term of twenty four (24) months, accrues interest at a rate equal to 7% per year, and is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents.  As further consideration, Tangiers shall be entitled to 750,000 5-year warrants exercisable at $0.07, and 750,000 5-year warrants exercisable at $0.14.  The Note further specifies that there shall be no penalty for prepayment.  The beneficial conversion feature resulting from the discounted conversion price compared to market price was valued on the date of grant to be $58,048 on the note, and $41,952 on the warrants. The warrants were valued using the Black-Scholes valuation model. This value was recorded as a discount on debt and offset to additional paid in capital.  Amortization of the discount was $45,349 for the twelve months ended December 31, 2012. As of December 31, 2012, the outstanding balance due on this Note is $103,740, which includes $3,740 in accrued interest.

On July 11, 2012, the Company issued a $550,000 Promissory Note ("the Note") to JMJ Financial, ("JMJ", or “the Lender”).  The Principal Sum due to the Lender shall be prorated based on the consideration actually paid by the Lender, plus an approximate 10% Original Issue Discount ("OID") that is prorated based on the consideration actually paid by the Lender as well as any other interest or fees, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the Note.  The Note has a maturity date of twelve (12) months from the Effective Date.  If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%).  Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.  In addition, the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion. The consideration received as of December 31, 2012 is $115,000. Due to the floating conversion price this note had an embedded derivative. The debt discount resulting from the derivative was valued on the date of grant to be $111,517 on the note. This value was recorded as a discount on debt and offset to derivative liability. In addition there was a $11,500 discount as a result of the principal owed ($126,500) exceeding the cash received ($115,000).  This resulted in a total discount of $123,017.  Amortization of the discount was $58,307 for the twelve months ended December 31, 2012.  As of December 31, 2012, the outstanding balance due on this Note is $132,825, which includes $6,325 accrued in interest.

On August 2, 2012, the Company issued a $100,000 Convertible Promissory Note ("the Note") to Tonaquint, Inc, ("Tonaquint", or “the Lender”).  The Note carries a $10,000 original issue discount (the “OID”), as well as $3,000 in transaction fees, such that the initial Principal Sum due is $113,000.  The interest rate on the Note is 8% per annum. The Note has a maturity date of nine (9) months from the Effective Date, and has a fixed conversion price of $0.06.  The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.  In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.  No conversion can occur prior to 180 days from the Effective Date.  In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.  In connection with this transaction, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock valued at $5,620 on the date of issuance.  This amount was capitalized to Deferred Financing Costs and amortized over the term of the note. The tainted equity valuation and “OID” totaled $48,272, and $32,231 was amortized during the period ended December 31, 2012. $58,272 of the value was recorded as a discount on debt and $48,272 was added to the derivative liability. As of December 31, 2012, the outstanding balance due on this Note is $116,792 which includes $3,792 in accrued interest.

On October 2, 2012, the Company issued a $750,000 Promissory Note ("the Note") to Tangiers Investors, LP ("Tangiers", or “the Lender”).  The consideration will be received by the Company in tranches of $50,000 no less than bi-weekly, by mutual consent.  The Principal Sum due to the Lender shall be prorated based on the consideration actually paid by the Lender plus any accrued interest, such that the Company is only required to repay the amount funded and the Company is not required to repay any unfunded portion of the Note. The Note has a maturity date of twenty four (24) months from the Effective Date of each tranche.  The Note shall accrue interest at a rate of 7% per annum on each $50,000 tranche independently from other tranches.  Unless repaid in cash, the Lender shall have the right to convert all or part of the outstanding and unpaid Principal Sum and accrued interest into shares of fully paid and non-assessable shares of common stock of the Registrant. The Conversion Price shall be the undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant.  In addition, upon conversion, 125,000 5-year warrants for each $50,000 in Consideration received shall be issued, at an exercise price of 125% of the Conversion Price of each tranche, as applicable.  There is no penalty for prepayment, with prepayment subject to the consent of the Lender.  As of December 31, 2012, the Company has drawn $160,000 from this facility.  As of December 31, 2012, the outstanding balance due on this Note is $161,059 which includes $1,059 in accrued interest.

The following table summarizes all of the Convertible Notes outstanding as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Mortgage payable – Ruby Mine	$1,774,822	$1,889,185
Unsecured note payable with annual interest rate of 8%	-	25,000
Discount on note payable	-	(20,568)
Net note payable	-	4,432
Convertible notes:
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	25,000
Unsecured convertible notes payable with annual interest rate of 8%	113,000	-
Unsecured convertible notes payable with annual interest rate of 7%	260,000	-
Unsecured convertible notes payable with annual interest rate of 5%	126,500	-
Discount on convertible notes from derivative valuation	(166,307)	-
Total convertible notes	608,193	25,000
Total Debt	$2,383,015	1,918,617

DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 8                                DERIVATIVE LIABILITIES

On July 11, 2012, the Company borrowed $100,000 requiring principal repayment of $110,000 convertible at the lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion. This note payable contained an embedded derivative liability due to the conversion feature not being considered fixed or determinable. The related derivative liability was valued at issuance and the fair value of $98,366 was recorded as a derivative liability and debit to debt discount.

In addition to this convertible note all other debt and equity instruments (except for preferred stock) convertible to common stock at the discretion of the holder were considered as a part of the derivative liability due to the tainted equity environment.  As of July 11, 2012, these tainted instruments consisted of convertible debt outstanding of $375,000 and 20,050,000 warrants. These instruments were valued when they became tainted on July 11, 2012.  The fair value of the conversion features on the convertible debt of $83,358 was added to the derivative liability and recorded as a part of the loss on the derivative for the period. The fair value of the warrants was also added to the derivative liability and recorded as a loss on the derivative liability. During the remainder of 2012, the Company issued additional convertible notes totaling $273,000 which were considered tainted upon issuance. The related derivative liability and debt discount recorded was valued at inception and equal to $48,272. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at December 31, 2012 with all changes flowing through the gain/loss on derivative. The derivative liability related to convertible debt was valued at $291,208, and the derivative liability related to warrants was $205,689 as of December 31, 2012.

Prior to December 31, 2012 the Company issued 500,000 shares of common stock for warrants exercised were valued as a part of the tainted equity portion of the derivative liability. The related derivative was marked to market on the settlement according to the lattice valuation and relieved to additional paid in capital for $49,795.

During the six months ended June 30, 2013, the Company issued additional convertible notes totaling $341,097, which were considered tainted upon issuance. The related derivative liability and debt discount recorded was valued at inception and equal to $166,808; $18,095 was expensed due to the value exceeding the debt owed. In addition, the Company retired $251,182 in debt and accrued interest through cash payments and stock conversions, which resulted in a settlement of derivative liabilities to additional paid in capital of $122,291. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at June 30, 2013, with all changes flowing through the gain/loss on derivative for a total loss on derivative of $558,545 for the six months ended June 30, 2013. The derivative liability related to convertible debt was valued at $559,597, and the derivative liability related to warrants was $540,292 as of June 30, 2013.

The following shows the changes in the derivative liability measured on a recurring basis for the six months ended June 30, 2013.

Derivative Liability at December 31, 2012	$496,827
Loss on Derivative Liability	558,545
Settlement to APIC from Conversion	(122,291)
Additions to Liability for Convertible Debt recorded as debt discount	148,713
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	18,095
Derivative Liability at June 30, 2013	$1,099,889

The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at June 30, 2013 and December 31, 2012:

Derivative Liabilities:	June 30, 2013	December 31, 2012
Embedded derivative liability in convertible debt	$212,965	$82,237
Derivative liability due to tainted equity – convertible debt	346,632	208,971
Derivative liability due to tainted equity – warrants	540,292	205,619
Total Derivative Liability	$1,099,889	$496,827

NOTE 9             DERIVATIVE LIABILITIES

On July 11, 2012, the Company borrowed $100,000 requiring principal repayment of $110,000 convertible at the lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion. This note payable contained an embedded derivative liability due to the conversion feature not being considered fixed or determinable. The related derivative liability was valued at issuance and the fair value of $98,366 was recorded as a derivative liability and debit to debt discount.

In addition to this convertible note all other debt and equity instruments (except for preferred stock) convertible to common stock at the discretion of the holder were considered as a part of the derivative liability due to the tainted equity environment.  As of July 11, 2012, these tainted instruments consisted of convertible debt outstanding of $375,000 and 20,050,000 warrants. These instruments were valued when they became tainted on July 11, 2012.  The fair value of the conversion features on the convertible debt of $83,358 was added to the derivative liability and recorded as a part of the loss on the derivative for the period. The fair value of the warrants was also added to the derivative liability and recorded as a loss on the derivative liability. During the remainder of 2012, the Company issued additional convertible notes totaling $273,000 which were considered tainted upon issuance. The related derivative liability and debt discount recorded was valued at inception and equal to $48,272. All instruments with embedded derivative liabilities or included in the derivative liability due to the tainted equity environment were re-valued at December 31, 2012 with all changes flowing through the gain/loss on derivative. The derivative liability related to convertible debt was valued at $291,208, and the derivative liability related to warrants was $205,689 as of December 31, 2012.

Prior to December 31, 2012 the Company issued 500,000 shares of common stock for warrants exercised were valued as a part of the tainted equity portion of the derivative liability. The related derivative was marked to market on the settlement according to the lattice valuation and relieved to additional paid in capital for $49,795.

The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2012.

Derivative Liability at December 31, 2011	$-
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	159,789
Settlement to APIC from Warrants Exercise	(49,795)
Loss on Derivative Liability	386,833
Derivative Liability at December 31, 2012	$496,827

The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2012 and December 31, 2011:

Derivative Liabilities:	December 31, 2012	December 31, 2011
Embedded derivative liability in convertible debt	$82,237	$-
Derivative liability due to tainted equity – convertible debt	208,971	-
Derivative liability due to tainted equity – warrants	205,619	-
Total Derivative Liability	$496,827	$-

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9                                COMMITMENTS AND CONTINGENCIES

During the second quarter of fiscal 2013, the Company discovered it had offered and sold certain shares of common stock without registration under the Securities Act of 1933 (the “Securities Act”), as amended, during the period from October 24, 2011 through April 25, 2013.  Pursuant to Section 10(a)(3) of the Securities Act, by the time our prospectus had been in use for 9 months from the effective date of January 24, 2011, the balance sheet date of the audited financial statement contained in our prospectus was more than 16 months old, and had not been refreshed to present our current financial statements within said prospectus. This inadvertent technical failure to update our prospectus according to Section 10(a)(3) of the Securities Act may have caused our prospectus to no longer be effective as of October 24, 2011. As a result, purchasers of these securities may have the right to rescind their purchases for an amount equal to the purchase price paid for the securities, plus interest from the date of purchase, limited to the unregistered shares purchased from the original seller and still held by the original purchaser. The federal Securities Act requires that any claim for rescission be brought within one year of the violation. The time periods within which claims for rescission must be brought under state securities laws vary and may be two years or more from the transaction date. As of the date of this report, approximately 10 million shares of our outstanding common stock are subject to possible rescission. The maximum potential liability as of June 30, 2013 and December 31, 2012 was $600,489 and $367,490, respectively. These amounts include interest at 10% per annum from the date of the respective purchases.  Due to the shares being redeemable by the holder since their inception, the shares are required to be classified outside of permanent equity on the balance sheet. Since redemption is uncertain and outside of the Company’s control the shares are classified within the mezzanine section of the balance sheet at their respective redemption values. Any differences between the cash received and the redemption value was recorded to additional paid in capital. Interest of 10% is being accrued on the values and is recorded through additional paid in capital consistent with the appropriate accounting guidance covering the accounting treatment of mezzanine instruments.

The following shows the changes in the redeemable common stock from October 24, 2011 through June 30, 2013.

Cash received for 880,982 shares issued after October 24, 2011	$89,000
Mark redeemable common stock down to the redeemable amount	(974)
Interest on redeemable common stock	247
Redeemable common stock value at December 31, 2011	$88,273
Cash and note relief received for 3,636,619 shares issued	227,000
Mark redeemable common stock up to the redeemable amount	29,516
Interest on redeemable common stock	22,701
Redeemable common stock value at December 31, 2012	$367,490
Cash received for 5,699,885 shares issued	197,000
Mark redeemable common stock up to the redeemable amount	14,701
Interest on redeemable common stock	21,298
Redeemable common stock value at June 30, 2013	$600,489

As of June 30, 2013 and December 31, 2012, respectively, the Company does not have any outside commitments, and is not currently leasing any office space.  Office space is provided as part of a management agreement with The PAN Network, a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer (see Note 13 - Related Party Transactions).  The agreement is renewable annually at the discretion of both parties. As a result there are no future payments for our lease beyond the current year contract.

The Company is not and has never been involved in any litigation of any nature, and the Company is not aware of any pending or threatened litigation.

EB-5

On July 28, 2010, the Company executed an agreement with ACG Consulting, LLC ("ACG") intended to establish a new economic Regional Center ("RC") under the federal EB-5 program (the "EB-5 Program") that will encompass all of  Northern California's Gold Country. Once established, the Regional Center is expected to provide full funding for the Company's Ruby Mine Project in Sierra County, California.  Terms of the agreement specify that upon filing an application for a new Regional Center with USCIS, North Bay shall pay ACG its share of the startup expenses, which as of December 31, 2011 were $0. During Q1, 2011, the Company agreed to reimburse ACG $37,216 in expenses incurred to prepare and file EB-5 applications with USCIS.  As of March 31, 2011, $15,000 of this amount had been paid, and $22,216 remained outstanding.  As of December 31, 2011, $0 remains outstanding and this account has been paid in full.  No shares of Company stock have been or will be issued in connection with this agreement.

The agreement also provides that North Bay will own 49% of the Regional Center, and ACG will own 51%. ACG and North Bay, working together through the Regional Center, will seek to raise up to $7.5M in EB-5 funding for North Bay's Ruby Mine Project, subject to USCIS approval. ACG will also be an equity partner in each project North Bay may bring into the Regional Center, the amount of which will vary on a deal by deal basis based on the amount of consulting services ACG actually provides. At the present time, no projects other than mining are being considered, and the industry focus for the Regional Center is expected to be limited to mining initially.

Effective October 14, 2010, the Company, together with ACG, entered into a Memorandum of Understanding (“MOU”) with Northern California Regional Center, LLC ("NCRC"), whereby NCRC has agreed to expand its scope to include mining projects in the counties of Sierra and Nevada in Northern California, and together with ACG has agreed to sponsor North Bay's application to secure $7.5 million for the Ruby Gold project in Sierra County, California, through the EB-5 Program.  NCRC was approved on April 22, 2010 by the United States Citizenship and Immigration Services (“USCIS”) as a designated EB-5 Regional Center, and is currently approved to sponsor qualifying investments in such capacity within the counties of Colusa; Butte; Glenn; Sacramento; San Joaquin; Shasta; Sutter; Tehama; Yuba; and Yolo in the State of California (the “Regional Center’s Geographic Area”).  Pursuant to its regional center designation, NCRC may sponsor qualifying investments in certain industry economic sectors that do not currently include mining.  The agreement with North Bay and ACG calls for NCRC to seek USCIS approval for an expansion of NCRC’s Regional Center Geographic Area (the “Expansion”) to include Sierra County, where the Ruby Mine is located, and for approval to include mining within its designated industry sectors (the “Mining Designation”). These applications have been filed with USCIS, and are currently being reviewed. Upon approval of the Expansion and Mining Designation by USCIS, NCRC will then be permitted to sponsor qualified investments in North Bay’s Ruby Gold project under the EB-5 Program.  Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.  In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.  No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.

On July 19, 2011, the NCRC Expansion Amendment, which includes the Mining Designation and pre-approval of the Ruby Gold project as a qualified EB-5 project, was formally approved by USCIS.  As of the date of this report, the EB-5 funding is still pending and has not been completed.

NOTE 10           COMMITMENTS AND CONTINGENCIES

During the second quarter of fiscal 2013, the Company discovered it had offered and sold certain shares of common stock without registration under the Securities Act of 1933 (the “Securities Act”), as amended, during the period from October 24, 2011 through April 25, 2013.  Pursuant to Section 10(a)(3) of the Securities Act, by the time our prospectus had been in use for 9 months from the effective date of January 24, 2011, the balance sheet date of the audited financial statement contained in our prospectus was more than 16 months old, and had not been refreshed to present our current financial statements within said prospectus. This inadvertent technical failure to update our prospectus according to Section 10(a)(3) of the Securities Act may have caused our prospectus to no longer be effective as of October 24, 2011. As a result, purchasers of these securities may have the right to rescind their purchases for an amount equal to the purchase price paid for the securities, plus interest from the date of purchase, limited to the unregistered shares purchased from the original seller and still held by the original purchaser. The federal Securities Act requires that any claim for rescission be brought within one year of the violation. The time periods within which claims for rescission must be brought under state securities laws vary and may be two years or more from the transaction date. As of the date of this report, approximately 10 million shares of our outstanding common stock are subject to possible rescission. The maximum potential liability as of December 31, 2012 and December 31, 2011 was $367,490 and $88,273, respectively. These amounts include interest at 10% per annum from the date of the respective purchases. Due to the shares being redeemable by the holder since their inception, the shares are required to be classified outside of permanent equity on the balance sheet. Since redemption is uncertain and outside of the Company’s control the shares are classified within the mezzanine section of the balance sheet at their respective redemption values. Any differences between the cash received and the redemption value was recorded to additional paid in capital. Interest of 10% is being accrued on the values and is recorded through additional paid in capital consistent with the appropriate accounting guidance covering the accounting treatment of mezzanine instruments.

The following shows the changes in the redeemable common stock from October 24, 2011 through December 31, 2012.

Cash received for 880,982 shares issued after October 24, 2011	$89,000
Mark redeemable common stock down to the redeemable amount	(974)
Interest on redeemable common stock	247
Redeemable common stock value at December 31, 2011	$88,273
Cash and note relief received for 3,636,619 shares issued	227,000
Mark redeemable common stock up to the redeemable amount	29,516
Interest on redeemable common stock	22,701
Redeemable common stock value at December 31, 2012	$367,490

As of December 31, 2012 and December 31, 2011, respectively, the Company does not have any outside commitments, and is not currently leasing any office space.  Office space is provided as part of a management agreement with The PAN Network, a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer (see Note 15 - Related Party Transactions).  The agreement is renewable annually at the discretion of both parties. As a result there are no future payments for our lease beyond the current year contract.

The Company is not and has never been involved in any litigation of any nature, and the Company is not aware of any pending or threatened litigation.

EB-5

On July 28, 2010, the Company executed an agreement with ACG Consulting, LLC ("ACG") intended to establish a new economic Regional Center ("RC") under the federal EB-5 program (the "EB-5 Program") that will encompass all of  Northern California's Gold Country. Once established, the Regional Center is expected to provide full funding for the Company's Ruby Mine Project in Sierra County, California.  Terms of the agreement specify that upon filing an application for a new Regional Center with USCIS, North Bay shall pay ACG its share of the startup expenses, which as of December 31, 2011 were $0. During Q1, 2011, the Company agreed to reimburse ACG $37,216 in expenses incurred to prepare and file EB-5 applications with USCIS.  As of March 31, 2011, $15,000 of this amount had been paid, and $22,216 remained outstanding.  As of December 31, 2011, $0 remains outstanding and this account has been paid in full.  No shares of Company stock have been or will be issued in connection with this agreement.

The agreement also provides that North Bay will own 49% of the Regional Center, and ACG will own 51%. ACG and North Bay, working together through the Regional Center, will seek to raise up to $7.5M in EB-5 funding for North Bay's Ruby Mine Project, subject to USCIS approval. ACG will also be an equity partner in each project North Bay may bring into the Regional Center, the amount of which will vary on a deal by deal basis based on the amount of consulting services ACG actually provides. At the present time, no projects other than mining are being considered, and the industry focus for the Regional Center is expected to be limited to mining initially.

Effective October 14, 2010, the Company, together with ACG, entered into a Memorandum of Understanding (“MOU”) with Northern California Regional Center, LLC ("NCRC"), whereby NCRC has agreed to expand its scope to include mining projects in the counties of Sierra and Nevada in Northern California, and together with ACG has agreed to sponsor North Bay's application to secure $7.5 million for the Ruby Gold project in Sierra County, California, through the EB-5 Program.  NCRC was approved on April 22, 2010 by the United States Citizenship and Immigration Services (“USCIS”) as a designated EB-5 Regional Center, and is currently approved to sponsor qualifying investments in such capacity within the counties of Colusa; Butte; Glenn; Sacramento; San Joaquin; Shasta; Sutter; Tehama; Yuba; and Yolo in the State of California (the “Regional Center’s Geographic Area”).  Pursuant to its regional center designation, NCRC may sponsor qualifying investments in certain industry economic sectors that do not currently include mining.  The agreement with North Bay and ACG calls for NCRC to seek USCIS approval for an expansion of NCRC’s Regional Center Geographic Area (the “Expansion”) to include Sierra County, where the Ruby Mine is located, and for approval to include mining within its designated industry sectors (the “Mining Designation”). These applications have been filed with USCIS, and are currently being reviewed. Upon approval of the Expansion and Mining Designation by USCIS, NCRC will then be permitted to sponsor qualified investments in North Bay’s Ruby Gold project under the EB-5 Program.  Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.  In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.  No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.

On July 19, 2011, the NCRC Expansion Amendment, which includes the Mining Designation and pre-approval of the Ruby Gold project as a qualified EB-5 project, was formally approved by USCIS.  As of the date of this report, the EB-5 funding is still pending and has not been completed.

STOCK SPLITS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Splits [Abstract]
Stock Splits [Text Block]
NOTE 10                              STOCK SPLITS

On February 18, 2005, the Company effected a 4 for 1 forward stock split of our common shares.  On March 12, 2006, and on February 7, 2008, the Company effected 1 for 10 reverse stock splits.  All information presented herein has been retrospectively adjusted to reflect these stock splits as they took place as of the earliest period presented.

NOTE 11           STOCK SPLITS

On February 18, 2005, the Company effected a 4 for 1 forward stock split of our common shares.  On March 12, 2006, and on February 7, 2008, the Company effected 1 for 10 reverse stock splits.  All information presented herein has been retrospectively adjusted to reflect these stock splits as they took place as of the earliest period presented.

DEFERRED COMPENSATION/NQDC	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 11                              DEFERRED COMPENSATION/NQDC

The Company has adopted an unfunded Non-Qualified Deferred Compensation (NQDC) plan to compensate our Chief Executive Officer.  Under this plan, the Company is not required to reserve funds for compensation, and is only obligated to pay compensation when and if funds are available.  Any amounts due but unpaid automatically accrue to deferred compensation. The plan has the option to be renewed annually at the discretion of the Company. While unfunded and non-recourse, for compliance with GAAP this is disclosed as an accrued expense on the balance sheet.  On April 28, 2011, the Company issued two million (2,000,000) shares of common stock to our Chief Executive Officer  to reduce the aggregate amount of deferred compensation owed to him by $180,000.  The shares were valued at the closing market price of our common stock on the date of issuance.  As of June 30, 2013 and December 31, 2012, the outstanding balance of the NQDC plan is $947,474 and $884,474, respectively.

In 2007, 2008, and 2009, our Chief Executive Officer was awarded restricted stock bonuses for deferring accrued salary. The value of common shares were based on the market closing price on the day of issuance, and the value of preferred shares were valued via a valuation model generated by an independent valuation expert, as follows:

Date	Type of Stock	Number of Shares	Value
2/12/2007	Preferred	100	$101,000
2/9/2007	Common	250,000	$31,250
12/21/2007	Common	10,000,000	$900,000
12/16/2008	Common	2,500,000	$50,000
8/11/2009	Preferred	4,100,000	$253,785

NOTE 13           DEFERRED COMPENSATION/NQDC

The Company has adopted an unfunded Non-Qualified Deferred Compensation (NQDC) plan to compensate our Chief Executive Officer.  Under this plan, the Company is not required to reserve funds for compensation, and is only obligated to pay compensation when and if funds are available.  Any amounts due but unpaid automatically accrue to deferred compensation. The plan has the option to be renewed annually at the discretion of the Company. While unfunded and non-recourse, for compliance with GAAP this is disclosed as an accrued expense on the balance sheet.  On April 28, 2011, the Company issued two million (2,000,000) shares of common stock to our Chief Executive Officer  to reduce the aggregate amount of deferred compensation owed to him by $180,000.  The shares were valued at the closing market price of our common stock on the date of issuance.  As of December 31, 2012 and December 31, 2011, the outstanding balance of the NQDC plan is $884,474 and $784,474, respectively.

In 2007, 2008, and 2009, our Chief Executive Officer was awarded restricted stock bonuses for deferring accrued salary. The value of common shares were based on the market closing price on the day of issuance, and the value of preferred shares were valued via a valuation model generated by an independent valuation expert, as follows:

Date	Type of Stock	Number of Shares	Value
2/12/2007	Preferred	100	$101,000
2/9/2007	Common	250,000	$31,250
12/21/2007	Common	10,000,000	$900,000
12/16/2008	Common	2,500,000	$50,000
8/11/2009	Preferred	4,100,000	$253,785

ASSET RETIREMENT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
NOTE 12                              ASSET RETIREMENT OBLIGATIONS

Provisions for site closure and reclamation costs are based principally on legal and regulatory requirements established by various government agencies, principally Sierra County, California, the US Forest Service, and the California Dept. of Conservation Office of Mine Reclamation (OMR). Under current regulations, the Company is required to meet performance standards to minimize the environmental impact from its operations and to perform site restoration and other closure activities at its mining and development sites. The exact nature of environmental remediation requirements that may be encountered in the future, if any, cannot be predicted with certainty, because environmental requirements currently established by government agencies may change.

The following table illustrates the inputs used to calculate the current Asset Retirement Obligation as of June 30, 2013 and December 31, 2012.

Cost estimate for reclamation work at today's cost	$172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.9%
Estimated inflation rate	2.4%

Asset Retirement Obligation
Asset retirement obligation at 12/31/12	$5,584
Accretion Expense	163
Asset retirement obligation at 6/30/13	$5,747

NOTE 14           ASSET RETIREMENT OBLIGATIONS

Provisions for site closure and reclamation costs are based principally on legal and regulatory requirements established by various government agencies, principally Sierra County, California, the US Forest Service, and the California Dept. of Conservation Office of Mine Reclamation (OMR). Under current regulations, the Company is required to meet performance standards to minimize the environmental impact from its operations and to perform site restoration and other closure activities at its mining and development sites. The exact nature of environmental remediation requirements that may be encountered in the future, if any, cannot be predicted with certainty, because environmental requirements currently established by government agencies may change.

The following table illustrates the inputs used to calculate the current Asset Retirement Obligation as of December 31, 2012.

Cost estimate for reclamation work at today's cost	$172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.9%
Estimated inflation rate	2.4%

Asset Retirement Obligation
Estimated asset retirement obligation at time of acquisition (7/1/11)	$171,618
Accretion Expense	243
Revisions to asset retirement obligation	(166,714)
Asset retirement obligation at 12/31/11	$5,147
Accretion Expense	513
Revisions to asset retirement obligation	(76)
Asset retirement obligation at 12/31/12	$5,584

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 13                              RELATED PARTY TRANSACTIONS

In August 2009, the Board of Directors approved and the Company executed a management agreement with The PAN Network (“PAN”), a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer.  The agreement is in consideration of $18,000 per month, and calls for PAN to provide (a) office and board room space, including reception, utilities, landline phone/fax, computers, copiers, projectors, and miscellaneous services; (b) financial services, including accounting, corporate filing and bookkeeping; (c) project and administrative services; (d) resource targeting, acquisition, development and management services; (e) marketing services, communications, marketing materials management, and writing services; (f) strategic planning, milestone management and critical path analysis; and (g) online services, including web site hosting, web site design, web site maintenance, and email services.   The agreement includes Mr. Leopold’s salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.  The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.  During the six month period ended June 30, 2013, $5,000 of the amount due was paid in cash, and $49,000 accrued to deferred compensation.

NOTE 15           RELATED PARTY TRANSACTIONS

In August 2009, the Board of Directors approved and the Company executed a management agreement with The PAN Network (“PAN”), a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer.  The agreement is in consideration of $18,000 per month, and calls for PAN to provide (a) office and board room space, including reception, utilities, landline phone/fax, computers, copiers, projectors, and miscellaneous services; (b) financial services, including accounting, corporate filing and bookkeeping; (c) project and administrative services; (d) resource targeting, acquisition, development and management services; (e) marketing services, communications, marketing materials management, and writing services; (f) strategic planning, milestone management and critical path analysis; and (g) online services, including web site hosting, web site design, web site maintenance, and email services.   The agreement includes Mr. Leopold’s salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.  The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.

In 2008, the Company was to receive $100,000 in joint-venture payments from Hidalgo Mining International Inc. (OTC: HMIT) pursuant to joint-venture agreements on the Company's Silver Leaf and Gold Hill Project properties.  The Company elected to accept payment in shares of HMIT stock and received a total of 9,875,214 shares.  In October 2009, the joint-ventures with Hidalgo were terminated, and by agreement the Company retained its shares of HMIT.  As of December 31, 2009, the Company has taken an impairment charge and written down the value of the shares to $3,950.  The loss was realized and classified as Other Expenses due to the Company’s determination that the devaluation of the shares was “other than temporary”.  Hidalgo has since ceased operations as a mining company, and has become Verde Media Group Inc. as the result of a reverse merger in December 2009.  As there was no reason to continue holding the HMIT shares, on June 14, 2010, the HMIT shares were transferred to CEO Perry Leopold and applied towards deferred compensation reduction.  The shares were valued at $13,825 as their fair market value on the day of transfer.  The deferred compensation relieved was $12,838.  The excess value of shares transferred over deferred compensation relieved was expensed for $987 due to it being considered as additional compensation to the CEO.  A gain of $9,875 was realized on the transaction due to the change in value of the stock from December 31, 2009 to the transfer date.

ADVANCE GOLD SALES	6 Months Ended
Jun. 30, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
NOTE 14                              ADVANCE GOLD SALES

On June 4, 2013, the Company executed a Memorandum of Understanding (the “Agreement”) with a private US investor (the “Investor”) for an advance sale of up to 120 ounces of specimen gold from the Ruby Mine in Sierra County, California.  The price paid in advance by the Investor shall be at a ten percent (10%) discount to the then-current spot price of gold (the “Purchase Price”) on the day the gold is produced and made available for shipment (the “Delivery Date”). The Investor will acquire the right to purchase the gold at their discretion. Upon signing the Agreement, the Company received an initial cash advance of $150,000 (the “Advance”), which is based on a 10% discount to the current spot price of gold, for delivery of the first 120 ounces of specimen gold produced from the Ruby Mine on or before February 1, 2014 (the “Due Date”).  The Advance paid will be applied to the amount due to the Company on the Delivery Date, as determined by the then-current spot price of gold on the Delivery Date.  In the event that 120 ounces of specimen gold is not available for delivery by the Due Date, the Investor will be entitled to be repaid the Advance in cash plus 10% interest equal to $165,000 total, with an option to still purchase the same amount of gold at a discount of 10% to the then-current spot price of gold when the specimen gold becomes available for delivery at a later date. The related obligation has been recorded for the full $150,000 received and an additional $16,667 which represents the additional amount owed related to the 10% discount on the gold price. This discount is being amortized straight line over the term of the agreement resulting in amortization of $1,913 for the six months ended June 30, 2013.

SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 15                              SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION)

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock as Founders shares to the Company Founders. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock to the Company Officers and Directors upon the merger of Ultimate Jukebox, Inc. and NetMusic Corp. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

Prior to 2008, the Company issued an aggregate of 12,005,491 shares of common stock for services rendered and exploration stage mining properties.  The shares were valued at $5,100,667, based on the market price on the date of grant.

Prior to 2008, the Company issued an aggregate of 2,574,127 shares of common stock to convert debt to equity.  The shares were valued at $2,510,825 based on the market price on the date of issuance.  Any differences between the value of the shares issued and the debt relieved were recorded as a gain or loss on conversion.

Prior to 2008, the Company issued an aggregate of 302,643 shares of common stock in private placements. The consideration received was $522,700.

Prior to 2008, the Company purchased back and retired 200,000 shares at a net cost of $2,000.

Prior to 2008, the Company received a contribution of $164,371 from a shareholder to pay expenses for mineral claim exploration.

Prior to 2008, the Company issued 100 shares of Series I Preferred stock to our Chief Executive Officer, Mr. Perry Leopold, as an anti-takeover measure to insure that Mr. Leopold maintains control of the Company during periods when the Company’s stock may be severely undervalued and subject to hostile takeover in the open market.  As specified in the Certificate of Designation filed by the Company with the Delaware Secretary of State in February 2007, ”the outstanding shares of Series I Preferred Stock shall vote together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series I Preferred Stock outstanding and as long as at least one of such shares of Series I Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders.  Each outstanding share of the Series I Preferred Stock shall represent its proportionate share of the 80% which is allocated to the outstanding shares of Series I Preferred Stock.”  The value of the Series I Preferred shares was valued at $101,000 according to the value of the control premium from 80% of the voting rights assigned to Series I Preferred stock.

Prior to 2008, the Company converted 2,400,000 shares of Convertible Series A preferred stock to 1,200,000 shares of common stock. The shares were convertible at a ratio of one share of common stock per two shares of preferred stock.

Prior to 2008, a non-convertible note payable from a third party totaling $50,000 with a 20% interest rate, maturing thirty days from the note date, was converted into 1,250,000 shares of common stock. During the same period, a non-convertible note payable from a third party totaling $12,000 with a 10% interest rate, maturing one year from the note date, was converted into 100,000 shares of common stock.  The aggregate shares were valued according to the closing market price on their respective conversion dates at $121,500.

Prior to 2008, beneficial conversion features related to convertible notes payable totaling $62,000 were recorded. The entire discount was expensed in the year ended December 31, 2007 due to the conversion of the note prior to year end.

During 2008, the Company received a contribution of $10,000 from a shareholder for mineral claim maintenance.

During 2008, the Company issued an aggregate of 5,500,000 shares of common stock for services rendered.  The shares were valued at $230,000, based on the market price on the date of grant.

During 2008, the Company issued 2,275,000 shares of common stock in a private placement.  The consideration received was $10,000.

During 2009, the Company issued 4,000,000 shares of Series A Preferred stock, and 100,000 shares of Series G Preferred stock to our Chief Executive Officer as a bonus for services rendered.  Each share of Series A Preferred has 10 votes per share and is convertible to 5 shares of common.  The Series G Preferred stock has no voting rights, and each share is convertible to 1/100 of an ounce of gold, or 20 shares of common. The conversion of the Series G Preferred stock into gold can only be exercised by the holder if the company has gold inventory at the time of conversion. The conversion value of the shares was $253,785 based on the value of the closing price of the common stock the preferred shares were convertible into on the day of issuance, plus the value of the control premium from voting rights assigned to the preferred share issuances.

During 2009, the Company issued an aggregate of 21,800,000 shares of common stock in private placements.  The consideration received was $173,000.

During 2009, the Company issued an aggregate of 10,000,000 shares of common stock to a private investor to reduce the balance due of deferred compensation to the Chief Executive Officer by $100,000. The deferred compensation was assigned by the Chief Executive Officer to the private investor in lieu of cash, and the assigned liability was immediately converted to equity by the investor. The value of the shares issued according to the market price on the date of issuance was $187,500. The difference between the value of the deferred compensation and the value of the shares issued was recorded as a loss on conversion.

During 2009, the Company issued an aggregate of 2,500,000 shares of common stock for services rendered. The shares were valued at $29,750, based on the market price on the date of grant.

During 2009, the Company secured $5 Million in financing under an equity line of credit with Tangiers Investors, LP ("Tangiers") to fund the Company's operations and prospective mining acquisitions. North Bay has entered into a Securities Purchase Agreement with Tangiers that provides North Bay the right, but not the obligation, to draw down on the equity line of credit by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB"). Tangiers' obligation to purchase shares of the Company's common stock under the Securities Purchase Agreement is subject to certain conditions, including the Company obtaining an effective registration statement for shares of the Company's common stock sold under the Securities Purchase Agreement and is limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  Upon signing the Securities Purchase Agreement, the Company has agreed to issue Tangiers $85,000 in restricted stock as a one-time commitment fee.  This was classified as Stock Payable at December 31, 2009 and valued at $115,310, based on the closing market price of our common stock as of October 7, 2009, the date the contract was signed.  Subsequently, the Company issued 6,589,147 shares of restricted common stock on January 20, 2010 to satisfy this obligation.

During 2010, the Company issued 6,589,147 shares of restricted common stock to Tangiers Investors, LP (“Tangiers”) as a one-time commitment fee in compliance with the October 7, 2009 agreement with Tangiers.  The value of these shares was recorded in 2009 as a stock payable due to the obligation existing at that time.  Due to the instrument to be only settled with the issuance of shares, no gain or loss was recorded with the issuance in 2010, and the full value of the stock payable was relieved to common stock and additional paid-in capital.

During 2010, the Company issued 5,000,000 shares of common stock in a Rule 504 private placement.  The consideration received was $50,000.

During 2010, the Company issued 10 million shares of common stock to Ruby Development Company as part of the initial consideration for the signing of an option-to-purchase agreement on the Ruby Mine. The market value of these shares as of the date the contract was executed was $150,000.  This amount was capitalized to Other Assets due to it being a part of the Ruby Mine Purchase Option costs.

During 2011, the Company registered 19,726,822 shares of our common stock for issuance to Tangiers Investors LP ("Tangiers") pursuant to an equity line of credit (“ELOC”) and Securities Purchase Agreement ("SPA") entered into with Tangiers on October 7, 2009.  Pursuant to the terms of the SPA, the Company has the right, but not the obligation, to draw down on the ELOC by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.  Advances are limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  As of December 31, 2011, the Company has issued an aggregate of 10,314,967 of these registered shares to Tangiers, in consideration of $857,000. The Company issued 880,982 shares after October 24, 2011. As noted within footnote 9, the shares issued after this date were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2011, the Company issued 863,681 shares of common stock to satisfy a Convertible Promissory Note Agreement dated June 17, 2010 with Tangiers pursuant to which the Company received $17,500 as a loan from Tangiers.  The total amount satisfied on conversion was $18,725, consisting of $17,500 in principal plus $1,225 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 1,600,467 shares of common stock to satisfy a Convertible Promissory Note Agreement dated September 27, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $52,495, consisting of $50,000 in principal plus $2,495 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 42,857 shares of common stock for geological services rendered. The shares were valued at $3,000, based on the closing market price on the date of grant.

During 2011, the Company issued an aggregate of 1,437,416 shares of common stock to a Convertible Promissory Note Agreement dated December 30, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $51,612, consisting of $50,000 in principal plus $1,612 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 550,000 shares common stock as a settlement on a 2009 consulting agreement.  The shares were valued at $62,095 based on the closing market price on the day of the grant. This value was recorded as a loss on settlement during 2011.

During 2011, the Company issued 2 million shares of common stock to our Chief Executive Officer to relieve $180,000 in accrued deferred compensation.  The shares were valued at the closing market price on the day of the grant, and were equal in value to the accrued salary relieved.

During 2011, the Company issued 111,112 shares common stock to Fred Michini as directors compensation of $10,000.  The shares were valued at the closing market price on the day of grant.

During 2011,  the Company issued an aggregate of 557,528 shares of common stock to fully satisfy and retire a Convertible Note dated January 4, 2011 with Asher Enterprises, Inc. (“Asher”) pursuant to which the Company received $50,000 as a loan from Asher.  The total amount satisfied on conversion was $51,020, consisting of $50,000 in principal and $1,020 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company accepted a notice of exercise on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement dated December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.  500,000 shares of common stock have not yet been issued, and are accounted for as stock payable.

During 2012, the Company issued 26,650 shares of common stock for geological services rendered. The shares were valued at $4,000, based on the closing market price on the date of invoice.

During 2012, the Company cancelled all outstanding shares of the Series G Convertible Preferred Stock and filed a Certificate of Elimination of the Series G Convertible Preferred Stock with the Secretary of State of the State of Delaware to eliminate entirely the Series G Convertible Preferred stock designation from our Certificate of Incorporation. The cancellation was initiated at the request of the sole shareholder of the Series G Preferred, and $100 was recorded to additional paid in capital.

During 2012, the Company issued a $100,000 Convertible Promissory Note ("the Note") to Tonaquint, Inc, ("Tonaquint", or “the Lender”).  The Note carries a $10,000 original issue discount (the “OID”), as well as $3,000 in transaction fees, such that the initial Principal Sum due is $113,000.  The interest rate on the Note is 8% per annum. The Note has a maturity date of nine (9) months from the Effective Date, and has a fixed conversion price of $0.06.  The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.  In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.  No conversion can occur prior to 180 days from the Effective Date.  In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.  As of March 31, 2013, this note was repaid entirely in cash and retired.

During 2012, and in connection with the above mentioned Tonaquint transaction, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock.  The shares were valued at $5,610 based on the closing market price on the date of grant. This value is being amortized over the term of the related note agreement.

During 2012, the Company issued 3,636,619 shares of common stock to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, in consideration of cash received of $227,000.  Related to the consideration received, $201,464 was received in cash, and the remaining $25,536 was applied as principal and interest to retire a $25,000 note payable to Tangiers dated December 30, 2011. As noted within footnote 9, these shares were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2012, the Company issued 90,000 restricted shares of common stock for services rendered. The shares were valued at $6,660, based on the closing market price on the date of grant.

During 2012, the Company issued 500,000 shares that had been previously recorded as stock payable pursuant to a notice of exercise received in 2011 on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.

During Q1 2013, the Company issued 2,211,744 shares of common stock to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $69,000. As noted within footnote 9, these shares were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During Q1 2013, and pursuant to four partial conversion notices received, the Company issued an aggregate of 3,500,000 shares of common stock of the Company to satisfy $80,787 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").  The number of shares issued was consistent with the terms of the agreement, therefore equity was credited for the value of the debt relieved with no gain or loss recorded.

During the three month period ended June 30, 2013, the Company issued 3,488,305 shares of common stock to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $128,000. As noted within footnote 9, these shares were considered unregistered and classified within temporary equity based on the potential cash redemption to the investor.

During the three month period ended June 30, 2013 and pursuant to three partial conversion notices received, the Company issued an aggregate of 2,279,414 shares of common stock of the Company to satisfy $52,039 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").  The number of shares issued was consistent with the terms of the agreement, therefore equity was credited for the value of the debt relieved with no gain or loss recorded.

NOTE 16           SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION)

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock as Founders shares to the Company Founders. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock to the Company Officers and Directors upon the merger of Ultimate Jukebox, Inc. and NetMusic Corp. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

Prior to 2008, the Company issued an aggregate of 12,005,491 shares of common stock for services rendered and exploration stage mining properties.  The shares were valued at $5,100,667, based on the market price on the date of grant.

Prior to 2008, the Company issued an aggregate of 2,574,127 shares of common stock to convert debt to equity.  The shares were valued at $2,510,825 based on the market price on the date of issuance.  Any differences between the value of the shares issued and the debt relieved were recorded as a gain or loss on conversion.

Prior to 2008, the Company issued an aggregate of 302,643 shares of common stock in private placements. The consideration received was $522,700.

Prior to 2008, the Company purchased back and retired 200,000 shares at a net cost of $2,000.

Prior to 2008, the Company received a contribution of $164,371 from a shareholder to pay expenses for mineral claim exploration.

Prior to 2008, the Company issued 100 shares of Series I Preferred stock to our Chief Executive Officer, Mr. Perry Leopold, as an anti-takeover measure to insure that Mr. Leopold maintains control of the Company during periods when the Company’s stock may be severely undervalued and subject to hostile takeover in the open market.  As specified in the Certificate of Designation filed by the Company with the Delaware Secretary of State in February 2007, ”the outstanding shares of Series I Preferred Stock shall vote together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series I Preferred Stock outstanding and as long as at least one of such shares of Series I Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders.  Each outstanding share of the Series I Preferred Stock shall represent its proportionate share of the 80% which is allocated to the outstanding shares of Series I Preferred Stock.”  The value of the Series I Preferred shares was valued at $101,000 according to the value of the control premium from 80% of the voting rights assigned to Series I Preferred stock.

Prior to 2008, the Company converted 2,400,000 shares of Convertible Series A preferred stock to 1,200,000 shares of common stock. The shares were convertible at a ratio of one share of common stock per two shares of preferred stock.

Prior to 2008, a non-convertible note payable from a third party totaling $50,000 with a 20% interest rate, maturing thirty days from the note date, was converted into 1,250,000 shares of common stock. During the same period, a non-convertible note payable from a third party totaling $12,000 with a 10% interest rate, maturing one year from the note date, was converted into 100,000 shares of common stock.  The aggregate shares were valued according to the closing market price on their respective conversion dates at $121,500.

Prior to 2008, beneficial conversion features related to convertible notes payable totaling $62,000 were recorded. The entire discount was expensed in the year ended December 31, 2007 due to the conversion of the note prior to year end.

During 2008, the Company received a contribution of $10,000 from a shareholder for mineral claim maintenance.

During 2008, the Company issued an aggregate of 5,500,000 shares of common stock for services rendered.  The shares were valued at $230,000, based on the market price on the date of grant.

During 2008, the Company issued 2,275,000 shares of common stock in a private placement.  The consideration received was $10,000.

During 2009, the Company issued 4,000,000 shares of Series A Preferred stock, and 100,000 shares of Series G Preferred stock to our Chief Executive Officer as a bonus for services rendered.  Each share of Series A Preferred has 10 votes per share and is convertible to 5 shares of common.  The Series G Preferred stock has no voting rights, and each share is convertible to 1/100 of an ounce of gold, or 20 shares of common. The conversion of the Series G Preferred stock into gold can only be exercised by the holder if the company has gold inventory at the time of conversion. The conversion value of the shares was $253,785 based on the value of the closing price of the common stock the preferred shares were convertible into on the day of issuance, plus the value of the control premium from voting rights assigned to the preferred share issuances.

During 2009, the Company issued an aggregate of 21,800,000 shares of common stock in private placements.  The consideration received was $173,000.

During 2009, the Company issued an aggregate of 10,000,000 shares of common stock to a private investor to reduce the balance due of deferred compensation to the Chief Executive Officer by $100,000. The deferred compensation was assigned by the Chief Executive Officer to the private investor in lieu of cash, and the assigned liability was immediately converted to equity by the investor. The value of the shares issued according to the market price on the date of issuance was $187,500. The difference between the value of the deferred compensation and the value of the shares issued was recorded as a loss on conversion.

During 2009, the Company issued an aggregate of 2,500,000 shares of common stock for services rendered. The shares were valued at $29,750, based on the market price on the date of grant.

During 2009, the Company secured $5 Million in financing under an equity line of credit with Tangiers Investors, LP ("Tangiers") to fund the Company's operations and prospective mining acquisitions. North Bay has entered into a Securities Purchase Agreement with Tangiers that provides North Bay the right, but not the obligation, to draw down on the equity line of credit by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB"). Tangiers' obligation to purchase shares of the Company's common stock under the Securities Purchase Agreement is subject to certain conditions, including the Company obtaining an effective registration statement for shares of the Company's common stock sold under the Securities Purchase Agreement and is limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  Upon signing the Securities Purchase Agreement, the Company has agreed to issue Tangiers $85,000 in restricted stock as a one-time commitment fee.  This was classified as Stock Payable at December 31, 2009 and valued at $115,310, based on the closing market price of our common stock as of October 7, 2009, the date the contract was signed.  Subsequently, the Company issued 6,589,147 shares of restricted common stock on January 20, 2010 to satisfy this obligation.

During 2010, the Company issued 6,589,147 shares of restricted common stock to Tangiers Investors, LP (“Tangiers”) as a one-time commitment fee in compliance with the October 7, 2009 agreement with Tangiers.  The value of these shares was recorded in 2009 as a stock payable due to the obligation existing at that time.  Due to the instrument to be only settled with the issuance of shares, no gain or loss was recorded with the issuance in 2010, and the full value of the stock payable was relieved to common stock and additional paid-in capital.

During 2010, the Company issued 5,000,000 shares of common stock in a Rule 504 private placement.  The consideration received was $50,000.

During 2010, the Company issued 10 million shares of common stock to Ruby Development Company as part of the initial consideration for the signing of an option-to-purchase agreement on the Ruby Mine. The market value of these shares as of the date the contract was executed was $150,000.  This amount was capitalized to Other Assets due to it being a part of the Ruby Mine Purchase Option costs.

During 2011, the Company registered 19,726,822 shares of our common stock with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to an equity line of credit (“ELOC”) and Securities Purchase Agreement ("SPA") entered into with Tangiers on October 7, 2009.  Pursuant to the terms of the SPA, the Company has the right, but not the obligation, to draw down on the ELOC by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.  Advances are limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  As of December 31, 2011, the Company has issued an aggregate of 10,314,967 of these registered shares to Tangiers, in consideration of $857,000. The Company issued 880,982 shares after October 24, 2011. As noted within footnote 10, the shares issued after this date were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2011, the Company issued 863,681 shares of common stock to satisfy a Convertible Promissory Note Agreement dated June 17, 2010 with Tangiers pursuant to which the Company received $17,500 as a loan from Tangiers.  The total amount satisfied on conversion was $18,725, consisting of $17,500 in principal plus $1,225 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 1,600,467 shares of common stock to satisfy a Convertible Promissory Note Agreement dated September 27, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $52,495, consisting of $50,000 in principal plus $2,495 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 42,857 shares of common stock for geological services rendered. The shares were valued at $3,000, based on the closing market price on the date of grant.

During 2011, the Company issued an aggregate of 1,437,416 shares of common stock to a Convertible Promissory Note Agreement dated December 30, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $51,612, consisting of $50,000 in principal plus $1,612 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 550,000 shares common stock as a settlement on a 2009 consulting agreement.  The shares were valued at $62,095 based on the closing market price on the day of the grant. This value was recorded as a loss on settlement during 2011.

During 2011, the Company issued 2 million shares of common stock to our Chief Executive Officer to relieve $180,000 in accrued deferred compensation.  The shares were valued at the closing market price on the day of the grant, and were equal in value to the accrued salary relieved.

During 2011, the Company issued 111,112 shares common stock to Fred Michini as directors compensation of $10,000.  The shares were valued at the closing market price on the day of grant.

During 2011,  the Company issued an aggregate of 557,528 shares of common stock to fully satisfy and retire a Convertible Note dated January 4, 2011 with Asher Enterprises, Inc. (“Asher”) pursuant to which the Company received $50,000 as a loan from Asher.  The total amount satisfied on conversion was $51,020, consisting of $50,000 in principal and $1,020 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company accepted a notice of exercise on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement dated December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.  500,000 shares of common stock have not yet been issued, and are accounted for as stock payable.

During 2012, the Company issued 26,650 shares of common stock for geological services rendered. The shares were valued at $4,000, based on the closing market price on the date of invoice.

During 2012, the Company cancelled all outstanding shares of the Series G Convertible Preferred Stock and filed a Certificate of Elimination of the Series G Convertible Preferred Stock with the Secretary of State of the State of Delaware to eliminate entirely the Series G Convertible Preferred stock designation from our Certificate of Incorporation. The cancellation was initiated at the request of the sole shareholder of the Series G Preferred, and $100 was recorded to additional paid in capital.

During 2012, the Company issued a $100,000 Convertible Promissory Note ("the Note") to Tonaquint, Inc, ("Tonaquint", or “the Lender”).  The Note carries a $10,000 original issue discount (the “OID”), as well as $3,000 in transaction fees, such that the initial Principal Sum due is $113,000.  The interest rate on the Note is 8% per annum. The Note has a maturity date of nine (9) months from the Effective Date, and has a fixed conversion price of $0.06.  The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.  In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.  No conversion can occur prior to 180 days from the Effective Date.  In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.

During 2012, and in connection with the above mentioned Tonaquint transaction, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock.  The shares were valued at $5,610 based on the closing market price on the date of grant. This value is being amortized over the term of the related note agreement.

During 2012, the Company issued 3,636,619 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, in consideration of cash received of $227,000.  Related to the consideration received, $201,464 was received in cash, and the remaining $25,536 was applied as principal and interest to retire a $25,000 note payable to Tangiers dated December 30, 2011. As noted within footnote 10, these shares were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2012, the Company issued 90,000 restricted shares of common stock for services rendered. The shares were valued at $6,660, based on the closing market price on the date of grant.

During 2012, the Company issued 500,000 shares that had been previously recorded as stock payable pursuant to a notice of exercise received in 2011 on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.

WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants Disclosure [Abstract]
Warrants Disclosure [Text Block]
NOTE 16                              WARRANTS

Ten million warrants were issued to Ruby Development Company on September 27, 2010 as a part of the purchase option agreement for the Ruby Mine. The fair value of the warrants of $149,896 was capitalized related to this issuance. On January 26, 2011, the Ruby Mine purchase option was amended, and the term of said warrants was increased from two years to 5 years, and the fair value of the warrants was increased by $2,519 to $152,415.  This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.02
Term of Warrants (years)	2.26
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	0.44%

Two and a half million warrants were issued to Tangiers Investors, LP on September 27, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 1,500,000 of the warrants of $22,475 was recorded as a discount on the convertible note payable upon issuance. The remaining 1,000,000 warrants had a fair value of $14,195.  $9,965 was recorded as an additional discount related to these warrants based on the contingency resulting in their issuance being resolved, and the remaining undiscounted portion of the convertible note being equal to $9,965.  This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	1.31%

Five hundred thousand warrants were issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 500,000 of the warrants of $14,195 was recorded as a discount on the convertible note payable upon issuance. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.029
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	375%
Annual Dividends	0.00%
Discount Rate	2.06%

Two million warrants were issued to Ruby Development Company on April 22, 2011 as a part of an amendment to the purchase option agreement for the Ruby Mine. The fair value of the warrants of $219,940 was capitalized related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.11
Exercise Price of Warrants	$0.10
Term of Warrants (years)	5.00
Computed Volatility	324%
Annual Dividends	0.00%
Discount Rate	2.12%

250,000 warrants were issued to Tangiers Investors, LP on December 29, 2011 that were attached to a convertible promissory note agreement for $25,000. The fair value of the warrants of $20,568 was recorded as a discount to the related debt. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.08
Exercise Price of Warrants	$0.115
Term of Warrants (years)	5.00
Computed Volatility	158%
Annual Dividends	0.00%
Discount Rate	0.83%

500,000 warrants were issued to Tangiers Investors, LP on February 2, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $52,779.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.12
Exercise Price of Warrants	$0.13
Term of Warrants (years)	5.00
Computed Volatility	157%
Annual Dividends	0.00%
Discount Rate	1.04%

Two million warrants were issued to Ruby Development Company on March 6, 2012 in consideration for reducing monthly mortgage payments for the Ruby Mine. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.095
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	0.83%

500,000 warrants were issued to Tangiers Investors, LP on March 15, 2012 as part of a loan agreement for $75,000. The fair value of the warrants was $45,268.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.098
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	1.33%

150,000 warrants were issued to Tangiers Investors, LP on May 16, 2012 as part of a loan agreement for $50,000. The fair value of the warrants was $9,411.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	145%
Annual Dividends	0.00%
Discount Rate	0.75%

150,000 warrants were issued to Tangiers Investors, LP on May 30, 2012 as part of a loan agreement for $25,000. The fair value of the warrants was $9,421.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.06
Term of Warrants (years)	5.00
Computed Volatility	142%
Annual Dividends	0.00%
Discount Rate	0.69%

750,000 warrants exercisable at $0.07 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $49,978.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

750,000 warrants exercisable at $0.14 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $47,431.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.14
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

A summary of activity related to the Company’s warrant activity for the period from December 31, 2009 through June 30, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2009	-	-	-
Granted	13,000,000	0.024	2.62
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2010	13,000,000	0.024	2.62
Granted	2,250,000	0.10	5.00
Exercised(2)	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2011	15,250,000	0.037	3.75	(1)
Granted	4,800,000	0.10	5.00
Exercised	(500,000)	0.05	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2012	19,550,000	0.045	3.75	(1)
Granted	-	-	-
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at June 30, 2013	19,550,000	0.045	2.75

(1) Primary reason for change related to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended from 2 years to 5 years.

NOTE 17           WARRANTS

Ten million warrants were issued to Ruby Development Company on September 27, 2010 as a part of the purchase option agreement for the Ruby Mine. The fair value of the warrants of $149,896 was capitalized related to this issuance. On January 26, 2011, the Ruby Mine purchase option was amended, and the term of said warrants was increased from two years to 5 years, and the fair value of the warrants was increased by $2,519 to $152,415.  This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.02
Term of Warrants (years)	2.26
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	0.44%

Two and a half million warrants were issued to Tangiers Investors, LP on September 27, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 1,500,000 of the warrants of $22,475 was recorded as a discount on the convertible note payable upon issuance. The remaining 1,000,000 warrants had a fair value of $14,195.  $9,965 was recorded as an additional discount related to these warrants based on the contingency resulting in their issuance being resolved, and the remaining undiscounted portion of the convertible note being equal to $9,965.  This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	1.31%

Five hundred thousand warrants were issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 500,000 of the warrants of $14,195 was recorded as a discount on the convertible note payable upon issuance. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.029
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	375%
Annual Dividends	0.00%
Discount Rate	2.06%

Two million warrants were issued to Ruby Development Company on April 22, 2011 as a part of an amendment to the purchase option agreement for the Ruby Mine. The fair value of the warrants of $219,940 was capitalized related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.11
Exercise Price of Warrants	$0.10
Term of Warrants (years)	5.00
Computed Volatility	324%
Annual Dividends	0.00%
Discount Rate	2.12%

250,000 warrants were issued to Tangiers Investors, LP on December 29, 2011 that were attached to a convertible promissory note agreement for $25,000. The fair value of the warrants of $20,568 was recorded as a discount to the related debt. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.08
Exercise Price of Warrants	$0.115
Term of Warrants (years)	5.00
Computed Volatility	158%
Annual Dividends	0.00%
Discount Rate	0.83%

500,000 warrants were issued to Tangiers Investors, LP on February 2, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $52,779.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.12
Exercise Price of Warrants	$0.13
Term of Warrants (years)	5.00
Computed Volatility	157%
Annual Dividends	0.00%
Discount Rate	1.04%

Two million warrants were issued to Ruby Development Company on March 6, 2012 in consideration for reducing monthly mortgage payments for the Ruby Mine. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.095
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	0.83%

500,000 warrants were issued to Tangiers Investors, LP on March 15, 2012 as part of a loan agreement for $75,000. The fair value of the warrants was $45,268.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.098
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	1.33%

150,000 warrants were issued to Tangiers Investors, LP on May 16, 2012 as part of a loan agreement for $50,000. The fair value of the warrants was $9,411.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	145%
Annual Dividends	0.00%
Discount Rate	0.75%

150,000 warrants were issued to Tangiers Investors, LP on May 30, 2012 as part of a loan agreement for $25,000. The fair value of the warrants was $9,421.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.06
Term of Warrants (years)	5.00
Computed Volatility	142%
Annual Dividends	0.00%
Discount Rate	0.69%

750,000 warrants exercisable at $0.07 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $49,978.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

750,000 warrants exercisable at $0.14 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $47,431.  The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.14
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

A summary of activity related to the Company’s warrant activity for the period from December 31, 2009 through December 31, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2009	-	-	-
Granted	13,000,000	0.024	2.62
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2010	13,000,000	0.024	2.62
Granted	2,250,000	0.10	5.00
Exercised(2)	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2011	15,250,000	0.037	3.75	(1)
Granted	4,800,000	0.10	5.00
Exercised	(500,000)	0.05	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2012	19,550,000	0.045	3.75	(1)

(1) Primary reason for change related to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended from 2 years to 5 years.

RESTATEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
NOTE 17                              RESTATEMENT

On February 6, 2013, pursuant to a comment letter issued by the Staff of the Securities and Exchange Commission (the "SEC") relating to the Form 10-Q for Fiscal Quarter Ended September 30, 2012 ("Form 10-Q") filed by the Company on November 9, 2012, management of the Company, after discussions with the board of directors, the Company's independent registered public accounting firm, and the Staff of the SEC, concluded that the previously-issued consolidated financial statements for the Fiscal Quarter Ended September 30, 2012 contained in the Company's Form 10-Q (the "Financial Statements") should no longer be relied upon.  The discussions with the Staff of the SEC concerned the capitalization of certain costs to improve the Ruby Mine, including tunnel/infrastructure and access road improvements.  These costs had been capitalized on the Company's balance sheet. The Commission has clearly stated in a comment letter received on February 5, 2013, that "It is our position that once you acquired the Ruby property with the intent to explore it and, if determined to be feasible, ultimately extract minerals, these types of improvement activities are considered exploration stage activities, and their costs should be expensed unless the improvements have alternative future use."  After extensive consultation with our auditors and the SEC, we concluded that it necessary to make revisions to comply with the Commission's position, and to file our Form 10-K for the year ended December 31, 2012 with restated audited December 31, 2011 financial statements and unaudited restatements of the quarters ended March 31, 2012, June 30, 2012, and September 30, 2012 to remove the aforementioned capitalized development costs from our Consolidated Balance Sheets and expense them in full on our Consolidated Statements of Operations.

The resulting effect on the June 30, 2012 financial statements  is: (1) a decrease in the capitalization of mineral claims by $312,898, (2) an increase of $218,617 in Mineral Property expenses, (3) an increase of $218,617 in net loss (increase of $0.01 loss per share), and (4) an increase in total stockholders' deficit of $573,091.  The increase in net loss resulted in no net change to cash used in operating activities.

These restatements also reclassify as temporary equity certain issuances of unregistered common stock issued during the time period from October 24, 2011 through June 30, 2013 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

Below is the restated balance sheet and income statement related to the restatement of the six months ended June 30, 2012.

CONSOLIDATED BALANCE SHEET AS OF JUNE 30, 2012 (Unaudited)

	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2013	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENT & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND SIX MONTH PERIODS ENDING JUNE 30, 2012 (Unaudited)

	3 months ended June 30, 2012	Adjustments	As Restated	6 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-	$-	-	$-
Cost of Revenue	-	-	-	-	-	-
Gross Loss	-	-	-	-	-	-

Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701	166,286	-	166,286
Mining Property Costs	32,687	106,349	139,036	88,533	218,617	307,150
Impairment Expense	-	-	-	-	-	-
Accretion Expense	-	-	-	-	-	-
Depreciation Expense	26,185	-	26,185	52,370	-	52,370
Professional Services	6,750	-	6,750	25,250	-	25,250
Total Operating Expenses	144,323	106,349	250,672	338,439	218,617	557,056
Net Operating Loss	(144,323)	(106,349)	(250,672)	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-	4,500	-	4,500
Gain on Joint-Ventures	-	-	-	-	-	-
Impairment Expense	-	-	-	-	-	-
Interest Income	(120)	-	(120)	425	-	425
Interest Expense	(105,048)	-	(105,048)	(167,787)	-	(167,787)
Loss on Conversion of Debt	-	-	-	-	-	-
Bad Debt Expense	-	-	-	-	-	-
Accretion Expense	(76)	-	(76)	(203)	-	(203)
Other Expense	-	-	-	(175,047)	-	(175,047)
Loss on Settlement	-	-	-	-	-	-
Realized Gain (Loss) on Investment	-	-	-	-	-	-
Gain (Loss) on Derivative Liability	-	-	-	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)	(338,112)	-	(338,112)
Net Loss	(249,567)	(106,349)	(355,916)	(676,551)	(218,617)	(895,168)
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)	(676,551)	(248,037)	(924,588)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Basic Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Diluted Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)

NOTE 19          RESTATEMENT OF THE YEARS ENDED DECEMBER 31, 2012 AND DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012

The Company has restated its annual financial statements from amounts previously reported for the years ended December 31, 2012 and December 31, 2011.

The Company has determined that certain development and construction costs related to the Ruby Mine that were capitalized on our Consolidated Balance Sheets must be expensed in full on our Consolidated Statements of Operations.  In addition to restating the annual audited statements as of December 31, 2011, the Company has included restatements of all unaudited quarterly financial statements for the year ended December 31, 2012.

These restatements also reclassify as temporary equity certain issuances of unregistered common stock issued during the time period from October 24, 2011 through December 31, 2012 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

CONSOLIDATED BALANCE SHEETS AS OF DECEMBER 31, 2012 AND DECEMBER 31, 2011

	Dec 31, 2011 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$129,888	-	129,888
Accounts Receivable	982		982
Total Current Assets	130,870	-	130,870

Other Assets
Certificates of Deposit	171,875	-	171,875
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims – Unproved	1,891,845	(94,281)	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	733,885	-	733,885
Purchase Option - Taber Mine	-	-	-
Other Assets	4,000	-	4,000
Available For Sale Securities	-	-	-
Reclamation Bond – Fraser River	-	-	-
Total Other Assets	2,806,946	(94,281)	2,712,665
TOTAL ASSETS	$2,937,816	(94,281)	2,843,535

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$5,942	-	5,942
Accrued Expenses - Related Party	784,474	-	784,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	-	-	-
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	25,000	-	25,000
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discounts of $0 and $20,568, respectively)	4,432	-	4,432
Note Payable – Ruby Mine Mortgage	1,889,185	-	1,889,185
Total Current Liabilities	2,709,033	-	2,709,033

Long-Term Liabilities
Asset Retirement Obligation	5,147	-	5,147
Total Long-Term Liabilities	5,147	-	5,147
Total Liabilities	$2,714,180	-	2,714,180

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	-	88,273	88,273
Total Commitment & Contingencies	-	88,273	88,273

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	97,664	(881)	96,783
Additional Paid-In Capital	11,358,733	(87,392)	11,271,341
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,261,861)	(94,281)	(11,356,142)
Total Stockholders’ Equity (Deficit)	223,636	(182,554)	41,082
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,937,816		2,843,535

	Dec 31, 2012 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$42,008	-	42,008
Accounts Receivable	-		-
Total Current Assets	42,008	-	42,008

Other Assets
Certificates of Deposit	172,499	-	172,499
Deferred Financing Costs, net	14,471	-	14,471
Goodwill	-	-	-
Mining Claims – Unproved	1,797,488	-	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	635,212	-	635,212
Purchase Option - Taber Mine	-	-	-
Other Assets	-	-	-
Available For Sale Securities	12,550	-	12,550
Reclamation Bond – Fraser River	2,000	-	2,000
Total Other Assets	2,634,220	-	2,634,220
TOTAL ASSETS	$2,676,228	-	2,676,228

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$56,617	-	56,617
Accrued Expenses - Related Party	884,474	-	884,474
Accrued Expenses – Ruby Mine	12,250	-	12,250
Accrued Interest	41,363	-	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	608,193	-	608,193
Deferred Gain	9,835	-	9,835
Derivative Liability	496,827	-	496,827
Note Payable (net of discounts of $0 and $20,568, respectively)	-	-	-
Note Payable – Ruby Mine Mortgage	1,774,822	-	1,774,822
Total Current Liabilities	3,884,381	-	3,884,381

Long-Term Liabilities
Asset Retirement Obligation	5,584	-	5,584
Total Long-Term Liabilities	5,584	-	5,584
Total Liabilities	$3,889,965	-	3,889,965

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	$-	367,490	367,490
Total Commitment & Contingencies	$-	367,490	367,490

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	102,003	(4,518)	97,485
Additional Paid-In Capital	12,168,608	(362,972)	11,805,636
Stock Payable	-	-	-
Accumulated Other Comprehensive Income	(12,500)	-	(12,500)
Deficit Accumulated During Exploration Stage	(13,475,848)	-	(13,475,848)
Total Stockholders’ Equity (Deficit)	(1,213,737)	(367,490)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,676,228	-	2,676,228

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE YEAR ENDING DECEMBER 31, 2011

	12 months ended December 31, 2011	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	43,216	-	43,216
General & Administrative Costs	345,451	-	345,451
Mining Property Costs	170,856	94,281	265,137
Impairment Expense	124,343	-	124,343
Accretion Expense	243	-	243
Depreciation Expense	60,560	-	60,560
Professional Services	52,970	-	52,970
Total Operating Expenses	797,639	94,281	891,920
Net Operating Loss	(797,639)	(94,281)	(891,920)
Other Income (Expenses)
Gain on Mineral Claim Sales	103,500	-	103,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	532	-	532
Interest Expense	(166,748)	-	(166,748)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	(29,018)	-	(29,018)
Accretion Expense	-	-	-
Loss on Settlement	(62,095)	-	(62,095)
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(153,829)	-	(153,829)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(951,468)	(94,281)	(1,045,749)
Excess Cash Received Compared to Redeemable Amount of Stock	-	974	974
Accretion of Discount on Redeemable Common Stock	-	-	-
Interest on Redeemable Common Stock	-	(247)	(247)
Net Loss Attributable to Common Shareholders	(951,468)	(93,554)	(1,045,022)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	91,479,959	-	91,479,959
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	91,479,959	-	91,479,959
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)

CONSOLIDATED STATEMENT OF OPERATIONS FOR THE YEAR ENDING DECEMBER 31, 2012

	12 months ended December 31, 2012	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	$-	$-	$-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	9,000		9,000
General & Administrative Costs	339,524	-	339,524
Mining Property Costs	591,926	-	591,926
Impairment Expense	5,341	-	5,341
Accretion Expense	513	-	513
Depreciation Expense	98,673	-	98,673
Professional Services	79,714	-	79,714
Total Operating Expenses	1,124,691	-	1,124,691
Net Operating Loss	(1,124,691)	-	(1,124,691)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500		4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	32,500	-	32,500
Interest Income	831	-	831
Interest Expense	(644,773)	-	(644,773)
Gain/Loss on Derivative Liability	(386,833)	-	(386,833)
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	-	-	-
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(995,015)	-	(995,015)
Loss From Continuing Operations	(2,119,706)	-	(2,119,706)
Loss From Discontinued Operations	-	-	-
Net Loss	(2,119,706)	-	(2,119,706)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(29,516)	(29,516)
Interest on Redeemable Common Stock	-	(22,701)	(22,701)
Net Loss Attributable to Common Shareholders	(2,119,706)	(52,217)	(2,171,923)
Unrealized Loss on Available For Sale Securities	(12,500)	-	(12,500)
Total Comprehensive Loss	(2,132,206)		(2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,799,411	-	99,799,411
Basic Net Gain (Loss) per Share	$(0.02)	-	$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	-	-	-
Diluted Net Gain (Loss) per Share	-	-	-

CONSOLIDATED BALANCE SHEET AS OF MARCH 31, 2012 (Unaudited)

	Mar 31, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$118,734	-	$118,734
Accounts Receivable	-	-	-
Total Current Assets	118,734	-	118,734

Other Assets
Certificates of Deposit	172,133	-	172,133
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,004,295	(206,550)	1,797,745
Property, Plant & Equipment, net of accumulated depreciation	707,700	-	707,700
Purchase Option - Taber Mine	10,000	-	10,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,901,469	(206,550)	2,694,919
TOTAL ASSETS	$3,020,203	$(206,550)	$2,813,653

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$30,976	-	$30,976
Accrued Expenses - related party	812,474	-	812,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	3,348	-	3,348
Convertible notes payable (net of discount of $146,198)	53,802	-	53,802
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $4,069)	5,931	-	5,931
Note Payable – Ruby Mine Mortgage	1,873,275	-	1,873,275
Total Current Liabilities	2,779,806	-	2,779,806

Long-Term Liabilities
Asset Retirement Obligation	5,198	-	5,198
Total Long-Term Liabilities	5,198	-	5,198
Total Liabilities	$2,785,004	-	$2,785,004

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 1,914,491 shares outstanding at March 31, 2012	-	189,904	189,904
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at March 31, 2012	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at March 31, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at March 31, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at March 31, 2012	98,725	(1,915)	96,810
Additional Paid-In Capital	11,796,219	(187,989)	11,608,230
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,688,845)	(206,550)	(11,895,395)
Total Stockholders’ Equity (Deficit)	235,199	(396,454)	(161,255)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,020,203	(206,550)	$2,813,653

CONSOLIDATED STATEMENT OF OPERATIONS FOR THE THREE MONTH PERIOD ENDING MARCH 31, 2012 (Unaudited)

	3 months ended March 31, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	93,585	-	93,585
Mining Property Costs	55,846	112,269	168,115
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	18,500	-	18,500
Total Operating Expenses	194,116	112,269	306,385
Net Operating Loss	(194,116)	(112,269)	(306,385)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	545	-	545
Interest Expense	(62,739)	-	(62,739)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(127)	-	(127)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(232,868)	-	(232,868)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(426,984)	(112,269)	(539,253)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(14,606)	(14,606)
Interest on Redeemable Common Stock	-	(2,525)	(2,525)
Net Loss Attributable to Common Shareholders	(426,984)	(129,400)	(556,384)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,127,893
Basic Net Gain (Loss) per Share	$(0.00)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,127,893		98,127,893
Diluted Net Gain (Loss) per Share	$(0.00)		$(0.01)

CONSOLIDATED BALANCE SHEET AS OF JUNE 30, 2012 (Unaudited)

	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2012	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988
CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND SIX MONTH PERIODS ENDING JUNE 30, 2012 (Unaudited)

	6 months ended June30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	166,286	-	166,286
Mining Property Costs	88,533	218,617	307,150
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	52,370	-	52,370
Professional Services	25,250	-	25,250
Total Operating Expenses	338,439	218,617	557,056
Net Operating Loss	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	425	-	425
Interest Expense	(167,787)	-	(167,787)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(203)	-	(203)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(338,112)	-	(338,112)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(676,551)	(218,617)	(895,168)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(676,551)	(248,037)	(924,588)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,712,344	-	98,712,344
Basic Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,712,344	-	98,712,344
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)

	3 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701
Mining Property Costs	32,687	106,349	139,036
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	6,750	-	6,750
Total Operating Expenses	144,323	106,349	250,672
Net Operating Loss	(144,323)	(106,349)	(250,672)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	(120)	-	(120)
Interest Expense	(105,048)	-	(105,048)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(249,567)	(106,349)	(355,916)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795
Basic Net Gain (Loss) per Share	$(0.00)	-	$(0.00)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795
Diluted Net Gain (Loss) per Share	$(0.00)	-	$(0.00)

CONSOLIDATED BALANCE SHEET AS OF SEPTEMBER 30, 2012 (Unaudited)

	Sep 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$70,726	-	$70,726
Accounts Receivable	-	-	-
Total Current Assets	70,726	-	70,726

Other Assets
Certificates of Deposit	172,378	-	172,378
Deferred Financing Costs, net	21,131	-	21,131
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,187,207	(389,718)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	660,083	-	660,083
Purchase Option - Taber Mine	22,000	-	22,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	3,070,140	(389,718)	2,680,422
TOTAL ASSETS	$3,140,866	(389,718)	$2,751,148

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$31,165	-	$31,165
Accrued Expenses - related party	850,474	-	850,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	18,513	-	18,513
Convertible notes payable (net of discount of $240,325)	357,675	-	357,675
Deferred Gain	-	-	-
Derivative Liability	585,498	-	585,498
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,841,095	-	1,841,095
Total Current Liabilities	3,684,420	-	3,684,420

Long-Term Liabilities
Asset Retirement Obligation	5,350	-	5,350
Total Long-Term Liabilities	5,350	-	5,350
Total Liabilities	$3,689,770	-	$3,689,770

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 3,602,492 shares outstanding at September 30, 2012	-	314,757	314,757
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at September 30, 2012	-		-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at September 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized, 0 issued and outstanding at September 30, 2012	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,895,130 shares issued and outstanding at September 30, 2012	100,498	(3,603)	96,895
Additional Paid-In Capital	12,047,659	(311,154)	11,736,505
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(12,726,061)	(389,718)	(13,115,779)
Total Stockholders’ Equity (Deficit)	(548,904)	(704,475)	(1,253,379)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,140,866	(389,718)	$2,751,148

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND NINE MONTH PERIODS ENDING SEPTEMBER 30, 2012 (Unaudited)

	9 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	251,926	-	251,926
Mining Property Costs	151,859	295,437	447,296
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	73,802	-	73,802
Professional Services	36,172	-	36,172
Total Operating Expenses	519,759	295,437	815,196
Net Operating Loss	(519,759)	(295,437)	(815,196)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	584	-	584
Interest Expense	(323,668)	-	(323,668)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(279)	-	(279)
Loss on Settlement	-	-	-
Other Expense	(177,269)	-	(177,269)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(944,441)	-	(944,441)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(1,464,200)	(295,437)	(1,759,637)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(25,599)	(25,599)
Interest on Redeemable Common Stock	-	(14,885)	(14,885)
Net Loss Attributable to Common Shareholders	(1,464,200)	(284,723)	(1,800,121)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,212,170	-	99,212,170
Basic Net Gain (Loss) per Share	$(0.01)		$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,212,170	-	89,719,476
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.02)

	3 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	85,640	-	85,640
Mining Property Costs	63,326	76,820	140,146
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	21,432	-	21,432
Professional Services	10,922	-	10,922
Total Operating Expenses	181,320	76,820	258,140
Net Operating Loss	(181,320)	(76,820)	(258,140)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	159	-	159
Interest Expense	(155,881)	-	(155,881)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(606,329)	-	(606,329)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(787,649)	(76,820)	(864,469)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(4,157)	(4,157)
Interest on Redeemable Common Stock	-	(6,907)	(6,907)
Net Loss Attributable to Common Shareholders	(787,649)	(87,884)	(875,533)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	100,200,957	-	100,200,957
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	100,200,957	-	95,880,831
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]	NOTE 18 SUBSEQUENT EVENTS None.
NOTE 18          SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company issued 1,864,357 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $59,000.

Subsequent to December 31, 2012 and pursuant to four partial conversion notices received, the Company issued an aggregate of 3,500,000 shares of common stock of the Company to satisfy $80,787 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").  As of the date of this report, the remaining amount outstanding on the Note, including accrued interest and Original Issue Discount, is $107,288.  500,000 shares issued were valued at $0.028 per share, 1,000,000 shares issued were valued at $0.02205 per share, 1,100,100 shares were valued at $0.02177 per share, and 900,000 shares were valued at $0.0231 per share, which in each instance pursuant to the terms of the Note was equal to 70% of the average of the two lowest closing prices of our common stock in the 25 trading days immediately preceding the conversion dates.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5             ACCOUNTS RECEIVABLE

On February 10, 2011, the Company executed an agreement (the “Agreement”) to sell a number of its mineral claims in the Slocan Mining District of British Columbia, Canada, to Yardley Mountain Gold Corp (“Yardley”) for the aggregate sum of $93,000 USD.  The Agreement provides that Yardley shall pay to North Bay $10,000 USD within ten (10) days of execution of the Agreement, $33,000 USD within three (3) months of the date of the Agreement, and $50,000 USD on or before June 25, 2011.  The parties subsequently agreed to extend the due dates of the second and third payments to August 10, 2011.  As of August 11, 2011, cash payments of $63,000 had been received, and a $30,000 promissory note due on September 30, 2011, was accepted for the balance due, plus $982 in reimbursed expenses for claim maintenance.  Accordingly, the sale was completed, and title to all of the claims identified in Schedule A of the Agreement has been transferred to Yardley.  As of December 31, 2012, the $30,000 note has been classified as a bad debt, and the $982 outstanding for reimbursed expenses has been paid. Subsequent to December 31, 2012, Yardley has been released from this obligation.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12           INCOME TAXES

As of December 31, 2012 and 2011, the Company had net operating loss carry-forwards totaling approximately $3,129,410 and $2,138,602, respectively, that begin to expire in 2025.  The carry-forward losses and the related deferred tax benefit are significantly limited by the provisions of Internal Revenue Code Section 382. The Company’s taxable losses and temporary differences created a deferred tax asset before valuation allowances of approximately $1,165,226 and $1,460,510 at December 31, 2012 and 2011, respectively. Due to the Company determining that it will not likely realize the deferred tax asset, a full valuation allowance has been taken to reduce the deferred tax asset to zero as of December 31, 2012 and 2011, respectively.

In 2012 and 2011, the primary difference between financial statement reporting and taxable income (loss) was expenses not deductible for tax purposes including non-cash share based payments issued for services, amortization of discounts on debt, and gains from non-cash exchanges of $929,020 and $711,999, respectively. Temporary differences between financial statement reporting loss and taxable loss were due to differences in timing of recognition for expenses related to deferred compensation and depreciation of fixed assets.

The deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred Tax Asset:
Net Operating Loss Carryforwards	$2,138,602	$1,804,852
Current Year Net Operating Loss/(Gain)	990,808	333,750
Total Operating Loss Carryforward	3,129,410	2,138,602
Enacted Future Tax Rate	35%	35%
Deferred Tax Asset for NOL	1,095,294	748,511
Deferred Tax Asset for Temporary Differences Between Book and Tax Income	69,932	711,999
Gross Deferred Tax Asset	1,165,226	1,460,510
Valuation Allowance	(1,165,226)	(1,460,510)
Net Deferred Tax Asset	-	-

Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Reclassifications [Text Block]
Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. There was no material effect to the consolidated financial statements as result of these reclassifications.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. There was no material effect to the consolidated financial statements as result of these reclassifications.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Ruby Gold, Inc. All significant inter-company accounts and transactions have been eliminated in consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Ruby Gold, Inc. All significant inter-company accounts and transactions have been eliminated in consolidation

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with a maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents at June 30, 2013 and December 31, 2012. The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation up to $250,000.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with a maturity of three months or less, when purchased, to be cash equivalents. There were no cash equivalents at December 31, 2012 and December 31, 2011. The Company maintains cash and cash equivalent balances at one financial institution that is insured by the Federal Deposit Insurance Corporation up to $250,000.

Reclamation Bonds Policy [Policy Text Block]
Reclamation Bonds

The Company holds its reclamation bonds on the Ruby Mine in the form of one-year Certificates of Deposit that automatically rollover annually on their anniversary dates.  These funds are held in reserve to guarantee the Company's Asset Retirement Obligation.

Reclamation Bonds

The Company holds its reclamation bonds on the Ruby Mine in the form of one-year Certificates of Deposit that automatically rollover annually on their anniversary dates.  These funds are held in reserve to guarantee the Company's Asset Retirement Obligation.

Marketable Securities, Policy [Policy Text Block]
Marketable Securities

The Company accounts for its marketable securities, which are available for sale, in accordance with Financial Accounting Standards Board (“FASB”) guidance regarding accounting for certain investments in debt and equity securities, which requires that available-for-sale and trading securities be carried at fair value. Unrealized gains and losses deemed to be temporary on available-for-sale securities are reported as other comprehensive income (“OCI”) within shareholders’ deficit. Realized gains and losses and declines in value deemed to be other than temporary on available-for-sale securities are included in “(Gain) loss on short- and long-term investments” and “Other income” on our statements of operations. Trading gains and losses also are included in “(Gain) loss on short-term and long-term investments.” Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available. The cost basis for realized gains and losses on available-for-sale securities is determined on a specific identification basis. We classify our available-for-sale securities as short- or long-term based upon management’s intent and ability to hold these investments. In addition, throughout 2009, the FASB issued various authoritative guidance and enhanced disclosures regarding fair value measurements and impairments of securities which helps in determining fair value when the volume and level of activity for the asset or liability have significantly decreased and in identifying transactions that are not orderly.

Marketable Securities

The Company accounts for its marketable securities, which are available for sale, in accordance with Financial Accounting Standards Board (“FASB”) guidance regarding accounting for certain investments in debt and equity securities, which requires that available-for-sale and trading securities be carried at fair value. Unrealized gains and losses deemed to be temporary on available-for-sale securities are reported as other comprehensive income (“OCI”) within shareholders’ deficit. Realized gains and losses and declines in value deemed to be other than temporary on available-for-sale securities are included in “(Gain) loss on short- and long-term investments” and “Other income” on our statements of operations. Trading gains and losses also are included in “(Gain) loss on short-term and long-term investments.” Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available. The cost basis for realized gains and losses on available-for-sale securities is determined on a specific identification basis. We classify our available-for-sale securities as short- or long-term based upon management’s intent and ability to hold these investments. In addition, throughout 2009, the FASB issued various authoritative guidance and enhanced disclosures regarding fair value measurements and impairments of securities which helps in determining fair value when the volume and level of activity for the asset or liability have significantly decreased and in identifying transactions that are not orderly.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The company has recognized no mining revenue to date. In the future mining revenue will be recognized according to the policy described below.

Revenue is recognized when the following conditions are met:

(a)  persuasive evidence of an arrangement to purchase exists;

(b) the price is fixed or determinable;

(c) the product has been delivered; and

(d) collection of the sales price is reasonably assured.

Under the terms of concentrate sales contracts with third-party smelters, final prices for the gold, silver, zinc, copper and lead in the concentrate are set based on the prevailing spot market metal prices on a specified future date based on the date that the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when transfer of legal title to concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

Revenue Recognition

The company has recognized no mining revenue to date. In the future mining revenue will be recognized according to the policy described below.

Revenue is recognized when the following conditions are met:

(a)  persuasive evidence of an arrangement to purchase exists;

(b) the price is fixed or determinable;

(c) the product has been delivered; and

(d) collection of the sales price is reasonably assured.

Under the terms of concentrate sales contracts with third-party smelters, final prices for the gold, silver, zinc, copper and lead in the concentrate are set based on the prevailing spot market metal prices on a specified future date based on the date that the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when transfer of legal title to concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

Property, Plant and Equipment, Policy [Policy Text Block]
Mineral Property Costs

Mineral property acquisition costs are capitalized upon acquisition. Mineral property exploration and improvement costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven, proved, probable, inferred, or possible reserves, the costs incurred to develop and improve such property are capitalized. To date the Company has not established any proven or probable reserves on its mineral properties.

The Company reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the review indicates that the carrying amount of the asset may not be recoverable, the potential impairment is measured based on a projected discounted cash flow method using a discount rate that is considered to be commensurate with the risk inherent in the Company's current business model. For purposes of recognition and measurement of an impairment loss, a long-lived asset is grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.

Mineral Property Costs

Mineral property acquisition costs are capitalized upon acquisition. Mineral property exploration and improvement costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven, proved, probable, inferred, or possible reserves, the costs incurred to develop and improve such property are capitalized. To date the Company has not established any proven or probable reserves on its mineral properties.

The Company reviews long-lived assets for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the review indicates that the carrying amount of the asset may not be recoverable, the potential impairment is measured based on a projected discounted cash flow method using a discount rate that is considered to be commensurate with the risk inherent in the Company's current business model. For purposes of recognition and measurement of an impairment loss, a long-lived asset is grouped with other assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets.

Land under Option Arrangements, Policy [Policy Text Block]
Purchase Options for Mining Property

Costs associated with acquisitions related to purchase options for mining properties are capitalized when the costs are incurred in accordance with ASC 340.10. The costs are carried at the amount paid and transferred to the appropriate asset account if the option is exercised. If it is determined that the Company will not exercise the option, the option is expensed.

Purchase Options for Mining Property

Costs associated with acquisitions related to purchase options for mining properties are capitalized when the costs are incurred in accordance with ASC 340.10. The costs are carried at the amount paid and transferred to the appropriate asset account if the option is exercised. If it is determined that the Company will not exercise the option, the option is expensed.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Deferred Gains

Deposits on pending sales of mineral claims are classified as deferred gains until the transaction has been completed.  As of December 31, 2012, a deposit received of $9,835 on the pending sale of a mineral claim was recognized as a deferred gain. As of June 30, 2013, the transaction was completed, and the deferred gain has been recognized as income.

Deferred Gains

Deposits on pending sales of mineral claims are classified as deferred gains until the transaction has been completed.  As of December 31, 2012, a deposit received of $9,835 on the pending sale of a mineral claim was recognized as a deferred gain. The Company will recognize this amount to other income when the transaction is completed.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset Retirement Obligation

The FASB standard on accounting for asset retirement obligation requires that the fair value of the liability for asset retirement costs be recognized in an entity’s balance sheet, as both a liability and an increase in the carrying values of such assets, in the periods in which such liabilities can be reasonably estimated. The present value of the estimated future asset retirement obligation (“ARO”), as of the date of acquisition or the date at which mining commences is capitalized as part of the costs of mineral assets and recorded with an offsetting liability. The asset retirement costs are depleted over the production life of the mineral assets on a unit-of-production basis.

The ARO is recorded at fair value and accretion expense is recognized as the discounted liability is accreted to its expected settlement value. The fair value of the ARO liability is measured by using expected future cash outflows discounted at the Company’s credit adjusted risk free interest rate.

Amounts incurred to settle plugging and abandonment obligations that are either less than or greater than amounts accrued are recorded as a gain or loss in current operations.  Revisions to previous estimates, such as the estimated cost to remediate and abandon a mine may require adjustments to the ARO and are capitalized as part of the costs of mineral assets.

Asset Retirement Obligation

The FASB standard on accounting for asset retirement obligation requires that the fair value of the liability for asset retirement costs be recognized in an entity’s balance sheet, as both a liability and an increase in the carrying values of such assets, in the periods in which such liabilities can be reasonably estimated. The present value of the estimated future asset retirement obligation (“ARO”), as of the date of acquisition or the date at which mining commences is capitalized as part of the costs of mineral assets and recorded with an offsetting liability. The asset retirement costs are depleted over the production life of the mineral assets on a unit-of-production basis.

The ARO is recorded at fair value and accretion expense is recognized as the discounted liability is accreted to its expected settlement value. The fair value of the ARO liability is measured by using expected future cash outflows discounted at the Company’s credit adjusted risk free interest rate.

Amounts incurred to settle plugging and abandonment obligations that are either less than or greater than amounts accrued are recorded as a gain or loss in current operations.  Revisions to previous estimates, such as the estimated cost to remediate and abandon a mine may require adjustments to the ARO and are capitalized as part of the costs of mineral assets.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities, and are measured using enacted tax rates that will be in effect when the differences are expected to reverse.

The Company adopted the provisions of the FASB interpretation related to accounting for uncertainty in income taxes, which seeks to reduce the diversity in practice associated with the accounting and reporting for uncertainty in income tax positions.  The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities, and are measured using enacted tax rates that will be in effect when the differences are expected to reverse.

The Company adopted the provisions of the FASB interpretation related to accounting for uncertainty in income taxes, which seeks to reduce the diversity in practice associated with the accounting and reporting for uncertainty in income tax positions.  The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company adopted the FASB standard related to fair value measurement at inception. The standard defines fair value, establishes a framework for measuring fair value and expands disclosure of fair value measurements. The standard applies under other accounting pronouncements that require or permit fair value measurements and, accordingly, does not require any new fair value measurements. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows.

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the six month period ended June 30, 2013, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of June 30, 2013, were: Volatility of 116%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2012	New Issuances	Conversions	Changes in Fair Values	Balance at June 30, 2013
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$82,237	$166,808	$(83,114)	$47,034	$212,965
Conversion features – tainted equity	208,971	-	(39,177)	176,838	346,632
Warrants – tainted equity	205,619	-	-	334,673	540,292
	$496,827	$166,808	$(122,291)	$558,545	$1,099,889

Changes in the unobservable input values would likely cause material changes in the fair value of the Company’s Level 3 financial instruments. The significant unobservable input used in the fair value measurement is the estimation for probability percentages assigned to future expected settlement possibilities. A significant increase (decrease) in this distribution of percentages would result in a higher (lower) fair value measurement.

The following table presents assets that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,550	$-	$-	$12,500
Totals	$12,550	$-	$-	$12,500

The following table presents assets that were measured and recognized at fair value as of June 30, 2013:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$15,000	$-	$-	$10,050
Totals	$15,000	$-	$-	$10,050

The Company had no other assets or liabilities valued at fair value on a recurring or non-recurring basis as of June 30, 2013 or December 31, 2012.

Fair Value of Financial Instruments

The Company adopted the FASB standard related to fair value measurement at inception. The standard defines fair value, establishes a framework for measuring fair value and expands disclosure of fair value measurements. The standard applies under other accounting pronouncements that require or permit fair value measurements and, accordingly, does not require any new fair value measurements. The standard clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the standard established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows.

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the twelve  month period ended December 31, 2012, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of December 31, 2012, were: Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2011	New Issuances	Changes in Fair Values	Balance at December 31, 2012
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$-	$98,366	$(16,129)	$82,237
Conversion features – tainted equity	-	37,841	171,130	208,971
Warrants – tainted equity	-	-	205,619	205,619
	$-	$136,207	$360,620	$496,827

Changes in the unobservable input values would likely cause material changes in the fair value of the Company’s Level 3 financial instruments. The significant unobservable input used in the fair value measurement is the estimation for probability percentages assigned to future expected settlement possibilities. A significant increase (decrease) in this distribution of percentages would result in a higher (lower) fair value measurement.

The following table presents assets that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,500	$-	$-	$12,500
Totals	$12,500	$-	$-	$12,500

The Company had no other assets or liabilities valued at fair value on a recurring or non-recurring basis as of December 31, 2012 or 2011.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Based Compensation

Beginning January 1, 2006, the Company adopted the FASB standard related to stock based compensation. The standard requires all share-based payments to employees (which includes non-employee Directors), including employee stock options, warrants and restricted stock, be measured at the fair value of the award and expensed over the requisite service period (generally the vesting period). The fair value of common stock options or warrants granted to employees is estimated at the date of grant using the Black-Scholes option pricing model by using the historical volatility of comparable public companies. The calculation also takes into account the common stock fair market value at the grant date, the exercise price, the expected life of the common stock option or warrant, the dividend yield and the risk-free interest rate.

The Company from time to time may issue stock options, warrants and restricted stock to acquire goods or services from third parties. Restricted stock, options or warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the date required by the Emerging Issues Task Force guidance related to accounting for equity instruments issued to non-employees. In accordance with this guidance, the options or warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying equity instrument on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance, is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period.   As of June 30, 2013 and December 31, 2012, no options or warrants related to compensation have been issued, and none are outstanding.

Stock Based Compensation

Beginning January 1, 2006, the Company adopted the FASB standard related to stock based compensation. The standard requires all share-based payments to employees (which includes non-employee Directors), including employee stock options, warrants and restricted stock, be measured at the fair value of the award and expensed over the requisite service period (generally the vesting period). The fair value of common stock options or warrants granted to employees is estimated at the date of grant using the Black-Scholes option pricing model by using the historical volatility of comparable public companies. The calculation also takes into account the common stock fair market value at the grant date, the exercise price, the expected life of the common stock option or warrant, the dividend yield and the risk-free interest rate.

The Company from time to time may issue stock options, warrants and restricted stock to acquire goods or services from third parties. Restricted stock, options or warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the date required by the Emerging Issues Task Force guidance related to accounting for equity instruments issued to non-employees. In accordance with this guidance, the options or warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying equity instrument on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance, is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period.   As of December 31, 2012 and December 31, 2011, no options or warrants related to compensation have been issued, and none are outstanding.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method.

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method.  This amortization expense for the year ended December 31, 2012 totaled $15,639 and is reflected within interest expense on the Statements of Operations.

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs

Deferred financing costs include debt issuance costs primarily incurred by the Company as part of Convertible Note transactions. Deferred financing costs as of June 30, 2013 was $11,781 net of amortization of $16,540. This includes a commission paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock valued at $5,620 on the date of issuance.  This amount was capitalized to Deferred Financing Costs and amortized over the term of the note. Amortization is provided on a straight-line basis over the terms of the respective debt instruments to which the costs relate and is included in interest expense.  The difference between the straight line and effective interest methods is immaterial due to the short term nature of the convertible notes.

Deferred Financing Costs

Deferred financing costs include debt issuance costs primarily incurred by the Company as part of Convertible Note transactions. Deferred financing costs as of December 31, 2012 was $30,110 net of amortization of $15,639. This includes a commission paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock valued at $5,620 on the date of issuance.  This amount was capitalized to Deferred Financing Costs and amortized over the term of the note. Amortization is provided on a straight-line basis over the terms of the respective debt instruments to which the costs relate and is included in interest expense.  The difference between the straight line and effective interest methods is immaterial due to the short term nature of the convertible notes.

Derivatives, Policy [Policy Text Block]
Accounting for Derivative Instruments

All embedded derivatives within convertible debt have been recorded on the balance sheet at fair value based on the lattice model calculation. These derivatives, including embedded derivatives in the Company’s convertible notes which have floating conversion prices based on changes to the quoted price of the Company’s common stock and common stock equivalents tainted as a result of the derivative, are separately valued and accounted for on the Company’s balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

Accounting for Derivative Instruments

All derivatives have been recorded on the balance sheet at fair value based on the lattice model calculation. These derivatives, including embedded derivatives in the Company’s convertible notes which have floating conversion prices based on changes to the quoted price of the Company’s common stock and common stock equivalents tainted as a result of the derivative, are separately valued and accounted for on the Company’s balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.

Derivatives, Embedded Derivatives [Policy Text Block]
Lattice Valuation Model

The Company valued the conversion features in their convertible notes and tainted warrants using a lattice valuation model, with the assistance of a valuation consultant. The lattice model values these instruments based on a probability weighted discounted cash flow model. The Company uses the model to develop a set of potential scenarios. Probabilities of each scenario occurring during the remaining term of the instruments are determined based on conversion prices relative to current stock prices, historic volatility, and estimates on investor behavior. These probabilities are used to create a cash flow projection over the term of the instruments and determine the probability that the projected cash flow will be achieved. A discounted weighted average cash flow for each scenario is then calculated and compared to the discounted cash flow of the instruments without the compound embedded derivative in order to determine a value for the compound embedded derivative.

Lattice Valuation Model

The Company valued the conversion features in their convertible notes and tainted warrants using a lattice valuation model, with the assistance of a valuation consultant. The lattice model values these instruments based on a probability weighted discounted cash flow model. The Company uses the model to develop a set of potential scenarios. Probabilities of each scenario occurring during the remaining term of the instruments are determined based on conversion prices relative to current stock prices, historic volatility, and estimates on investor behavior. These probabilities are used to create a cash flow projection over the term of the instruments and determine the probability that the projected cash flow will be achieved. A discounted weighted average cash flow for each scenario is then calculated and compared to the discounted cash flow of the instruments without the compound embedded derivative in order to determine a value for the compound embedded derivative.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist.

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed.  The Company accounts for goodwill and intangibles under ASC Topic 350, Intangibles – Goodwill and Other, which does not permit amortization, but requires the Company to test goodwill and other indefinite-lived assets for impairment annually or whenever events or circumstances indicate impairment may exist. The Company fully impaired goodwill of $5,341 during the year ended December 31, 2012 impairment analysis.

Earnings Per Share, Policy [Policy Text Block]
Income/Loss Per Share of Common Stock

Basic net loss per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share includes additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for the periods presented.  As of June 30, 2013 and 2012, there were 52,131,637 and 43,145,833 common stock equivalents outstanding, respectively.

The following is a reconciliation of the computation for basic and diluted EPS for the six months ended June 30, 2013 and 2012, respectively:

Income/Loss Per Share of Common Stock

Basic net loss per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share includes additional dilution from common stock equivalents, such as stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for the periods presented.  As of December 31, 2012 and 2011, there were 47,532,822 and 37,562,250 common stock equivalents outstanding, respectively.

The following is a reconciliation of the computation for basic and diluted EPS for the full year ended December 31, 2012 and 2011, respectively:

Depreciation, Depletion, and Amortization [Policy Text Block]
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of property, plant and equipment is depreciated using the straight-line method over the estimated useful life of the asset - periods of approximately 18-28 years for buildings, 3-10 years for machinery and equipment and 3- 5 years for vehicles. Long-lived assets are reviewed for impairment whenever in management's judgment conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows to the recorded value of the asset. If an impairment is indicated, the asset is written down to its fair value or, if fair value is not readily determinable, an estimated fair value is used based on discounted cash flows. Fully depreciated assets are retained in property, plant and equipment and accumulated depreciation accounts until they are removed from service. In case of disposals of assets, the assets and related accumulated depreciation are removed from the accounts, and the net amounts after proceeds from disposal are credited or charged to income.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The cost of property, plant and equipment is depreciated using the straight-line method over the estimated useful life of the asset - periods of approximately 18-28 years for buildings, 3-10 years for machinery and equipment and 3- 5 years for vehicles. Long-lived assets are reviewed for impairment whenever in management's judgment conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows to the recorded value of the asset. If an impairment is indicated, the asset is written down to its fair value or, if fair value is not readily determinable, an estimated fair value is used based on discounted cash flows. Fully depreciated assets are retained in property, plant and equipment and accumulated depreciation accounts until they are removed from service. In case of disposals of assets, the assets and related accumulated depreciation are removed from the accounts, and the net amounts after proceeds from disposal are credited or charged to income.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

New Accounting Pronouncements

Disclosures about Reclassification Adjustments out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update which added new disclosure requirements for items reclassified out of accumulated other comprehensive income. The update required entities to disclose additional information about reclassification adjustments, including changes in accumulated other comprehensive income balances by component and significant items reclassified out of accumulated other comprehensive income. The update became effective for us in the first quarter of 2013. The update had no material impact to our financial statements.

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued an accounting standards update which provided, subject to certain conditions, the option to perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. The update became effective for us in the first quarter of 2013. The update had no material impact to our financial statements.

Recently Issued Accounting Standards

New Accounting Pronouncements

Disclosures about Reclassification Adjustments out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income. The update requires entities to disclose additional information about reclassification adjustments, including changes in accumulated other comprehensive income balances by component and significant items reclassified out of accumulated other comprehensive income. The update will be effective for us in the first quarter of 2013, but early adoption is permitted. The update will primarily impact our disclosures, but otherwise is not expected to have a material impact on our consolidated financial position, results of operations or cash flows.

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued an accounting standards update which provides, subject to certain conditions, the option to perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. The update will be effective for us in the first quarter of 2013, but early adoption is permitted. The update may, under certain circumstances, reduce the complexity and costs of testing indefinite-lived intangible assets for impairment, but otherwise is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Testing Goodwill for Impairment

In September 2011, the FASB issued an accounting standards update which provides, subject to certain conditions, the option to perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. This update was effective and adopted by the Company in the first quarter of 2012 and did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting standards update which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in existing guidance and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format previously used by us, and the second statement would include components of other comprehensive income (“OCI”). The update does not change the items that must be reported in OCI and must be applied retrospectively for all periods presented in the financial statements. This update was effective and adopted by the Company in the first quarter of 2012 and impacted the Company’s financial statement presentation, but otherwise did not impact the Company’s consolidated financial position, results of operations or cash flows.

Disclosures about Fair Value Measurements

In May 2011, the FASB issued an accounting standards update which amends the definition of fair value measurement principles and disclosure requirements to eliminate differences between U.S. GAAP and International Financial Reporting Standards. The update requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as disclosures of transfers between Level 1 and Level 2 of the fair value hierarchy. This update was effective and adopted by the Company in the first quarter of 2012 and impacted the Company’s disclosures, but otherwise did not have a material impact on the Company’s condensed consolidated financial position, results of operations or cash flows.

Restatment of Financials, Policy [ Policy Text Block]
Restatements

On February 6, 2013, pursuant to a comment letter issued by the Staff of the Securities and Exchange Commission (the "SEC") relating to the Form 10-Q for Fiscal Quarter Ended September 30, 2012 ("Form 10-Q") filed by the Company on November 9, 2012, management of the Company, after discussions with the board of directors, the Company's independent registered public accounting firm, and the Staff of the SEC, concluded that the previously-issued consolidated financial statements for the Fiscal Quarter Ended September 30, 2012 contained in the Company's Form 10-Q (the "Financial Statements") should no longer be relied upon.  The discussions with the Staff of the SEC concerned the capitalization of certain costs to improve the Ruby Mine, including tunnel/infrastructure and access road improvements.  These costs had been capitalized on the Company's balance sheet. The Commission has clearly stated in a comment letter received on February 5, 2013, that "It is our position that once you acquired the Ruby property with the intent to explore it and, if determined to be feasible, ultimately extract minerals, these types of improvement activities are considered exploration stage activities, and their costs should be expensed unless the improvements have alternative future use."  After extensive consultation with our auditors and the SEC, we concluded that it necessary to make revisions to comply with the Commission's position, and to to file our Form 10-K for the year ended December 31, 2012 with restated audited December 31, 2011 financial statements and unaudited restatements of the quarters ended March 31, 2012, June 30, 2012, and September 30, 2012 to remove the aforementioned capitalized development costs from our Consolidated Balance Sheets and expense them in full on our Consolidated Statements of Operations.

These restatements also reclassify as temporary equity certain issuances of unregistered common stock issued during the time period from October 24, 2011 through December 31, 2012 and which may be deemed to be redeemable. These shares have been moved to the mezzanine portion of our balance sheet at their redemption values.

The resulting cumulative effect of the restatement since the Ruby Mine acquisition date on July 1, 2011 and as of September 30, 2012 is: (1) a decrease in the capitalization of mineral claims by $389,718, (2) an increase of $389,718 in Mineral Property expenses, (3) an increase of $389,718 in net loss (increase of $0.00 loss per share since the acquisition date on July 1, 2011 as of September 30, 2012), and (4) an increase in total stockholders' deficit of $389,718.  The increase in net loss resulted in no net change to cash used in operating activities. Please see Note 19 for additional information.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]	The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the six month period ended June 30, 2013, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of June 30, 2013, were: Volatility of 116%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2012	New Issuances	Conversions	Changes in Fair Values	Balance at June 30, 2013
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$82,237	$166,808	$(83,114)	$47,034	$212,965
Conversion features – tainted equity	208,971	-	(39,177)	176,838	346,632
Warrants – tainted equity	205,619	-	-	334,673	540,292
	$496,827	$166,808	$(122,291)	$558,545	$1,099,889
The Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines. For the twelve month period ended December 31, 2012, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements. The fair value of embedded conversion features that have floating conversion features and tainted common stock equivalents (warrants and convertible debt) are estimated using a Binomial Lattice model. The key inputs to this valuation model as of December 31, 2012, were: Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%.

	Balance at December 31, 2011	New Issuances	Changes in Fair Values	Balance at December 31, 2012
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$-	$98,366	$(16,129)	$82,237
Conversion features – tainted equity	-	37,841	171,130	208,971
Warrants – tainted equity	-	-	205,619	205,619
	$-	$136,207	$360,620	$496,827

Fair Value, Assets Measured on Recurring Basis [Table Text Block]	The following table presents assets that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,550	$-	$-	$12,500
Totals	$12,550	$-	$-	$12,500
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$15,000	$-	$-	$10,050
Totals	$15,000	$-	$-	$10,050

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	The following is a reconciliation of the computation for basic and diluted EPS for the six months ended June 30, 2013 and 2012, respectively:

	June 30, 2013	June 30, 2012
Net Loss attributable to common shareholders	$(1,411,323)	$(924,588)
Weighted-average common shares Outstanding (Basic)	108,542,908	98,712,344
Weighted-average common stock Equivalents	52,131,637	43,145,833
Deduction of stock Equivalents not included due to net loss	(52,131,637)	(43,145,833)
Weighted-average common shares Outstanding (Diluted)	108,542,908	98,712,344
Basic and Diluted Net Gain (Loss) per Share	$(0.01)	$(0.01)
The following is a reconciliation of the computation for basic and diluted EPS for the full year ended December 31, 2012 and 2011, respectively:

	December 31, 2012	December 31, 2011
Net Loss	$(2,119,706)	$(1,045,749)
Weighted-average common shares Outstanding (Basic)	99,799,411	91,479,959
Weighted-average common stock Equivalents	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share	$(0.02)	$(0.01)

RUBY MINE ACQUISITION (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	The following table summarizes the purchase price allocation for the transaction. The valuation conclusions include three groups: (i) net current tangible assets, (ii) assumed liabilities, and (iii) goodwill. Individual asset valuations are presented below:

Acquisition Date: 07/01/11

Allocation of Purchase	Price Purchase Allocation
	Debit	Credit
Tangible Assets Acquired
Cash/Checking/Savings	5,070
Ruby Gold Mine Claims	1,964,279
Ruby Gold Inc. Certificates of Deposit	171,618
Property and Equipment	906,329
Total Tangible Assets	3,047,296

Assumed Liabilities
Short Term Notes Payable		2,500
Asset Retirement Obligation		171,618
Total Liabilities		174,118
Net Tangible Assets/Liabilities	2,873,178
Goodwill	5,341
Total Net Assets Acquired	2,878,519

Schedule of Business Acquisitions, by Acquisition [Table Text Block]	Consideration Paid

Consideration Paid
Cash Paid (Option Agreement & Purchase Agreement) - prior year	-	80,000
Cash Paid (Option Agreement & Purchase Agreement)		280,000
Fees Paid Escrow Agent at Closing		2,076
Value of Extension of term for 9/27/10 Warrants issued		2,519
Note Payable at closing		1,990,000
Warrant (10,000,000 @$0.02 to 9/27/10 - 12/30/12) - prior year		149,896
Warrant (2,000,000 @$0.10 to 4/22/11 - 5/1/16)		219,941
Due diligence fees paid in cash in prior year		4,087
Common Stock valued at $150,000 - prior year		150,000
Total Consideration Paid		2,878,519

PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Property, Plant, Equipment and Mineral Claim Assets [Table Text Block]	As of June 30, 2013, and December 31, 2012, components of the Ruby Mine property, plant and equipment and mineral assets were as follows:

	June 30,	December 31,
	2013	2012

Buildings	$558,885	$558,885
Machinery and equipment	119,389	119,389
Vehicles	240,514	240,514
Total property, plant and equipment	918,788	918,788

Less: impairment expense(2)	(135,810)	(135,810)
Less: accumulated depreciation(3)	(195,886)	(147,766)

Property, plant and equipment, net	$587,092	$635,212
	June 30,	December 31,
	2013	2012

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,839	4,828
Total mineral claim assets	1,797,499	1,797,488
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,499	$1,797,488
(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
(2)Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $135,810.
(3)Depreciation expense totaled $48,120 and $52,370 for the six months ended June 30, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the six months ended June 30, 2013 and 2012, respectively
As of December 31, 2012 and 2011, components of the Ruby Mine property, plant and equipment and mineral assets were as follows:

	December 31,	December 31,
	2012	2011

Buildings	$558,885	$558,885
Machinery and equipment	119,389	119,389
Vehicles	240,514	240,514
Total property, plant and equipment	918,788	918,788

Less: impairment expense(2)	(124,343)	(124,343)
Less: accumulated depreciation(3)	(159,233)	(60,560)

Property, plant and equipment, net	$635,212	$733,885
	December 31,	December 31,
	2012	2011

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,828	4,904
Total mineral claim assets	1,797,488	1,797,564
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,488	$1,797,564
(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
(2)Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
(3)Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively

FINANCING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	The following table summarizes all of the Notes outstanding as of June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
Mortgage payable – Ruby Mine	$1,901,579	$1,774,822
Convertible notes:
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	275,000
Unsecured convertible notes payable with annual interest rate of 8%	-	113,000
Unsecured convertible notes payable with annual interest rate of 7%	446,097	260,000
Unsecured convertible notes payable with annual interest rate of 5%	172.150	126,500
Discount on convertible notes from derivative valuation	(176,990)	(166,307)
Total convertible notes	716,257	608,193
Total Debt	$2,611,512	2,383,015
The following table summarizes all of the Convertible Notes outstanding as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Mortgage payable – Ruby Mine	$1,774,822	$1,889,185
Unsecured note payable with annual interest rate of 8%	-	25,000
Discount on note payable	-	(20,568)
Net note payable	-	4,432
Convertible notes:
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	25,000
Unsecured convertible notes payable with annual interest rate of 8%	113,000	-
Unsecured convertible notes payable with annual interest rate of 7%	260,000	-
Unsecured convertible notes payable with annual interest rate of 5%	126,500	-
Discount on convertible notes from derivative valuation	(166,307)	-
Total convertible notes	608,193	25,000
Total Debt	$2,383,015	1,918,617

DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
DERIVATIVE LIABILITIES (Tables) [Line Items]
Schedule of Changes in Derivatives [Table Text Block]	The following shows the changes in the derivative liability measured on a recurring basis for the six months ended June 30, 2013.

Derivative Liability at December 31, 2012	$496,827
Loss on Derivative Liability	558,545
Settlement to APIC from Conversion	(122,291)
Additions to Liability for Convertible Debt recorded as debt discount	148,713
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	18,095
Derivative Liability at June 30, 2013	$1,099,889
The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2012.

Derivative Liability at December 31, 2011	$-
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	159,789
Settlement to APIC from Warrants Exercise	(49,795)
Loss on Derivative Liability	386,833
Derivative Liability at December 31, 2012	$496,827

Components of Derivative Financial Instruments [Member]
DERIVATIVE LIABILITIES (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at June 30, 2013 and December 31, 2012:

Derivative Liabilities:	June 30, 2013	December 31, 2012
Embedded derivative liability in convertible debt	$212,965	$82,237
Derivative liability due to tainted equity – convertible debt	346,632	208,971
Derivative liability due to tainted equity – warrants	540,292	205,619
Total Derivative Liability	$1,099,889	$496,827
The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2012 and December 31, 2011:

Derivative Liabilities:	December 31, 2012	December 31, 2011
Embedded derivative liability in convertible debt	$82,237	$-
Derivative liability due to tainted equity – convertible debt	208,971	-
Derivative liability due to tainted equity – warrants	205,619	-
Total Derivative Liability	$496,827	$-

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Temporary Equity [Table Text Block]	The following shows the changes in the redeemable common stock from October 24, 2011 through June 30, 2013.

Cash received for 880,982 shares issued after October 24, 2011	$89,000
Mark redeemable common stock down to the redeemable amount	(974)
Interest on redeemable common stock	247
Redeemable common stock value at December 31, 2011	$88,273
Cash and note relief received for 3,636,619 shares issued	227,000
Mark redeemable common stock up to the redeemable amount	29,516
Interest on redeemable common stock	22,701
Redeemable common stock value at December 31, 2012	$367,490
Cash received for 5,699,885 shares issued	197,000
Mark redeemable common stock up to the redeemable amount	14,701
Interest on redeemable common stock	21,298
Redeemable common stock value at June 30, 2013	$600,489

DEFERRED COMPENSATION/NQDC (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]	The value of common shares were based on the market closing price on the day of issuance, and the value of preferred shares were valued via a valuation model generated by an independent valuation expert, as follows:

Date	Type of Stock	Number of Shares	Value
2/12/2007	Preferred	100	$101,000
2/9/2007	Common	250,000	$31,250
12/21/2007	Common	10,000,000	$900,000
12/16/2008	Common	2,500,000	$50,000
8/11/2009	Preferred	4,100,000	$253,785

ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Inputs [Table Text Block]	The following table illustrates the inputs used to calculate the current Asset Retirement Obligation as of June 30, 2013 and December 31, 2012.

Cost estimate for reclamation work at today's cost	$172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.9%
Estimated inflation rate	2.4%

Schedule of Change in Asset Retirement Obligation [Table Text Block]
Asset Retirement Obligation
Asset retirement obligation at 12/31/12	$5,584
Accretion Expense	163
Asset retirement obligation at 6/30/13	$5,747

Asset Retirement Obligation
Estimated asset retirement obligation at time of acquisition (7/1/11)	$171,618
Accretion Expense	243
Revisions to asset retirement obligation	(166,714)
Asset retirement obligation at 12/31/11	$5,147
Accretion Expense	513
Revisions to asset retirement obligation	(76)
Asset retirement obligation at 12/31/12	$5,584

WARRANTS (Tables)	6 Months Ended
Jun. 30, 2013
WARRANTS (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	A summary of activity related to the Company’s warrant activity for the period from December 31, 2009 through June 30, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise Price	Contractual
	Outstanding	Per Share	Life (Years)
Outstanding at December 31, 2009	-	-	-
Granted	13,000,000	0.024	2.62
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2010	13,000,000	0.024	2.62
Granted	2,250,000	0.10	5.00
Exercised(2)	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2011	15,250,000	0.037	3.75	(1)
Granted	4,800,000	0.10	5.00
Exercised	(500,000)	0.05	-
Canceled/forfeited/expired	-	-	-
Outstanding at December 31, 2012	19,550,000	0.045	3.75	(1)
Granted	-	-	-
Exercised	-	-	-
Canceled/forfeited/expired	-	-	-
Outstanding at June 30, 2013	19,550,000	0.045	2.75

Ruby Development Co September 27, 2010 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	Ten million warrants were issued to Ruby Development Company on September 27, 2010 as a part of the purchase option agreement for the Ruby Mine. The fair value of the warrants of $149,896 was capitalized related to this issuance. On January 26, 2011, the Ruby Mine purchase option was amended, and the term of said warrants was increased from two years to 5 years, and the fair value of the warrants was increased by $2,519 to $152,415. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.02
Term of Warrants (years)	2.26
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	0.44%

Tangiers Investors LP September 27, 2010 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	Two and a half million warrants were issued to Tangiers Investors, LP on September 27, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 1,500,000 of the warrants of $22,475 was recorded as a discount on the convertible note payable upon issuance. The remaining 1,000,000 warrants had a fair value of $14,195. $9,965 was recorded as an additional discount related to these warrants based on the contingency resulting in their issuance being resolved, and the remaining undiscounted portion of the convertible note being equal to $9,965. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.015
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	440%
Annual Dividends	0.00%
Discount Rate	1.31%

Tangier Investors December 30, 2010 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	Five hundred thousand warrants were issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement for $50,000. The fair value of 500,000 of the warrants of $14,195 was recorded as a discount on the convertible note payable upon issuance. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.029
Exercise Price of Warrants	$0.05
Term of Warrants (years)	5.00
Computed Volatility	375%
Annual Dividends	0.00%
Discount Rate	2.06%

Ruby Development Co April, 22, 2011 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	Two million warrants were issued to Ruby Development Company on April 22, 2011 as a part of an amendment to the purchase option agreement for the Ruby Mine. The fair value of the warrants of $219,940 was capitalized related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.11
Exercise Price of Warrants	$0.10
Term of Warrants (years)	5.00
Computed Volatility	324%
Annual Dividends	0.00%
Discount Rate	2.12%

Tangiers Investors LP, December 29, 2011 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	250,000 warrants were issued to Tangiers Investors, LP on December 29, 2011 that were attached to a convertible promissory note agreement for $25,000. The fair value of the warrants of $20,568 was recorded as a discount to the related debt. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.08
Exercise Price of Warrants	$0.115
Term of Warrants (years)	5.00
Computed Volatility	158%
Annual Dividends	0.00%
Discount Rate	0.83%

Tangiers Investors LP February 2, 2012 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	500,000 warrants were issued to Tangiers Investors, LP on February 2, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $52,779. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.12
Exercise Price of Warrants	$0.13
Term of Warrants (years)	5.00
Computed Volatility	157%
Annual Dividends	0.00%
Discount Rate	1.04%

Ruby Development Co March 6, 2012 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	Two million warrants were issued to Ruby Development Company on March 6, 2012 in consideration for reducing monthly mortgage payments for the Ruby Mine. The fair value of the warrants of $175,047 was expensed related to this issuance. This value was calculated via the Black-Scholes model. The key inputs for the initial valuation are shown below.

Stock Price on Measurement Date	$0.095
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	0.83%

Tangiers Investors LP March 15, 2012 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	500,000 warrants were issued to Tangiers Investors, LP on March 15, 2012 as part of a loan agreement for $75,000. The fair value of the warrants was $45,268. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.098
Exercise Price of Warrants	$0.09
Term of Warrants (years)	5.00
Computed Volatility	155%
Annual Dividends	0.00%
Discount Rate	1.33%

Tangiers Investors LP May 16, 2012 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	150,000 warrants were issued to Tangiers Investors, LP on May 16, 2012 as part of a loan agreement for $50,000. The fair value of the warrants was $9,411. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	145%
Annual Dividends	0.00%
Discount Rate	0.75%

Tangiers Investors LP May 30, 2012 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	150,000 warrants were issued to Tangiers Investors, LP on May 30, 2012 as part of a loan agreement for $25,000. The fair value of the warrants was $9,421. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.07
Exercise Price of Warrants	$0.06
Term of Warrants (years)	5.00
Computed Volatility	142%
Annual Dividends	0.00%
Discount Rate	0.69%

Tangiers Investors LP June 19, 2012 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	750,000 warrants exercisable at $0.07 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $49,978. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.07
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

Tangiers Investors LP June 19, 2012 #2 [Member]
WARRANTS (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	750,000 warrants exercisable at $0.14 were issued to Tangiers Investors, LP on June 19, 2012 as part of a loan agreement for $100,000. The fair value of the warrants was $47,431. The total of the warrants and beneficial conversion feature was recorded as a discount on debt up to the principal amount owed. This value was calculated via the Black-Scholes model. The key inputs for the calculation are shown below.

Stock Price on Measurement Date	$0.075
Exercise Price of Warrants	$0.14
Term of Warrants (years)	5.00
Computed Volatility	140%
Annual Dividends	0.00%
Discount Rate	0.71%

RESTATEMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restated Consolidated Balance Sheets [Member]
RESTATEMENT (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2013	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENT & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988
CONSOLIDATED BALANCE SHEETS AS OF DECEMBER 31, 2012 AND DECEMBER 31, 2011

	Dec 31, 2011 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$129,888	-	129,888
Accounts Receivable	982		982
Total Current Assets	130,870	-	130,870

Other Assets
Certificates of Deposit	171,875	-	171,875
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims – Unproved	1,891,845	(94,281)	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	733,885	-	733,885
Purchase Option - Taber Mine	-	-	-
Other Assets	4,000	-	4,000
Available For Sale Securities	-	-	-
Reclamation Bond – Fraser River	-	-	-
Total Other Assets	2,806,946	(94,281)	2,712,665
TOTAL ASSETS	$2,937,816	(94,281)	2,843,535

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$5,942	-	5,942
Accrued Expenses - Related Party	784,474	-	784,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	-	-	-
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	25,000	-	25,000
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discounts of $0 and $20,568, respectively)	4,432	-	4,432
Note Payable – Ruby Mine Mortgage	1,889,185	-	1,889,185
Total Current Liabilities	2,709,033	-	2,709,033

Long-Term Liabilities
Asset Retirement Obligation	5,147	-	5,147
Total Long-Term Liabilities	5,147	-	5,147
Total Liabilities	$2,714,180	-	2,714,180

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	-	88,273	88,273
Total Commitment & Contingencies	-	88,273	88,273

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	97,664	(881)	96,783
Additional Paid-In Capital	11,358,733	(87,392)	11,271,341
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,261,861)	(94,281)	(11,356,142)
Total Stockholders’ Equity (Deficit)	223,636	(182,554)	41,082
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,937,816		2,843,535
	Dec 31, 2012 As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash	$42,008	-	42,008
Accounts Receivable	-		-
Total Current Assets	42,008	-	42,008

Other Assets
Certificates of Deposit	172,499	-	172,499
Deferred Financing Costs, net	14,471	-	14,471
Goodwill	-	-	-
Mining Claims – Unproved	1,797,488	-	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	635,212	-	635,212
Purchase Option - Taber Mine	-	-	-
Other Assets	-	-	-
Available For Sale Securities	12,550	-	12,550
Reclamation Bond – Fraser River	2,000	-	2,000
Total Other Assets	2,634,220	-	2,634,220
TOTAL ASSETS	$2,676,228	-	2,676,228

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$56,617	-	56,617
Accrued Expenses - Related Party	884,474	-	884,474
Accrued Expenses – Ruby Mine	12,250	-	12,250
Accrued Interest	41,363	-	41,363
Convertible notes payable (net of discounts of $166,307 and $0, respectively)	608,193	-	608,193
Deferred Gain	9,835	-	9,835
Derivative Liability	496,827	-	496,827
Note Payable (net of discounts of $0 and $20,568, respectively)	-	-	-
Note Payable – Ruby Mine Mortgage	1,774,822	-	1,774,822
Total Current Liabilities	3,884,381	-	3,884,381

Long-Term Liabilities
Asset Retirement Obligation	5,584	-	5,584
Total Long-Term Liabilities	5,584	-	5,584
Total Liabilities	$3,889,965	-	3,889,965

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 4,517,601 and 880,982 shares outstanding at December 31, 2012 and December 31, 2011, respectively	$-	367,490	367,490
Total Commitment & Contingencies	$-	367,490	367,490

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 and 4,000,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized at December 31, 2012 and December 31, 2011, respectively, 0 and 100,000 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,485,130 and 96,783,480 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	102,003	(4,518)	97,485
Additional Paid-In Capital	12,168,608	(362,972)	11,805,636
Stock Payable	-	-	-
Accumulated Other Comprehensive Income	(12,500)	-	(12,500)
Deficit Accumulated During Exploration Stage	(13,475,848)	-	(13,475,848)
Total Stockholders’ Equity (Deficit)	(1,213,737)	(367,490)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,676,228	-	2,676,228
	Mar 31, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$118,734	-	$118,734
Accounts Receivable	-	-	-
Total Current Assets	118,734	-	118,734

Other Assets
Certificates of Deposit	172,133	-	172,133
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,004,295	(206,550)	1,797,745
Property, Plant & Equipment, net of accumulated depreciation	707,700	-	707,700
Purchase Option - Taber Mine	10,000	-	10,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,901,469	(206,550)	2,694,919
TOTAL ASSETS	$3,020,203	$(206,550)	$2,813,653

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$30,976	-	$30,976
Accrued Expenses - related party	812,474	-	812,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	3,348	-	3,348
Convertible notes payable (net of discount of $146,198)	53,802	-	53,802
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $4,069)	5,931	-	5,931
Note Payable – Ruby Mine Mortgage	1,873,275	-	1,873,275
Total Current Liabilities	2,779,806	-	2,779,806

Long-Term Liabilities
Asset Retirement Obligation	5,198	-	5,198
Total Long-Term Liabilities	5,198	-	5,198
Total Liabilities	$2,785,004	-	$2,785,004

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 1,914,491 shares outstanding at March 31, 2012	-	189,904	189,904
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at March 31, 2012	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at March 31, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at March 31, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at March 31, 2012	98,725	(1,915)	96,810
Additional Paid-In Capital	11,796,219	(187,989)	11,608,230
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,688,845)	(206,550)	(11,895,395)
Total Stockholders’ Equity (Deficit)	235,199	(396,454)	(161,255)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,020,203	(206,550)	$2,813,653
	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Deferred Financing Costs, net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Deferred Gain	-	-	-
Derivative Liability	-	-	-
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2012	-	260,193	260,193
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012	99,628	(2,818)	96,810
Additional Paid-In Capital	11,999,318	(257,375)	11,741,943
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(573,091)	(383,457)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988
	Sep 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$70,726	-	$70,726
Accounts Receivable	-	-	-
Total Current Assets	70,726	-	70,726

Other Assets
Certificates of Deposit	172,378	-	172,378
Deferred Financing Costs, net	21,131	-	21,131
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,187,207	(389,718)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	660,083	-	660,083
Purchase Option - Taber Mine	22,000	-	22,000
Other Assets	-	-	-
Available For Sale Securities	-	-	-
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	3,070,140	(389,718)	2,680,422
TOTAL ASSETS	$3,140,866	(389,718)	$2,751,148

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$31,165	-	$31,165
Accrued Expenses - related party	850,474	-	850,474
Accrued Expenses – Ruby Mine	-	-	-
Accrued Interest	18,513	-	18,513
Convertible notes payable (net of discount of $240,325)	357,675	-	357,675
Deferred Gain	-	-	-
Derivative Liability	585,498	-	585,498
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,841,095	-	1,841,095
Total Current Liabilities	3,684,420	-	3,684,420

Long-Term Liabilities
Asset Retirement Obligation	5,350	-	5,350
Total Long-Term Liabilities	5,350	-	5,350
Total Liabilities	$3,689,770	-	$3,689,770

Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 3,602,492 shares outstanding at September 30, 2012	-	314,757	314,757
Total Commitment & Contingencies

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at September 30, 2012	-		-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at September 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized, 0 issued and outstanding at September 30, 2012	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,895,130 shares issued and outstanding at September 30, 2012	100,498	(3,603)	96,895
Additional Paid-In Capital	12,047,659	(311,154)	11,736,505
Stock Payable	25,000	-	25,000
Accumulated Other Comprehensive Income	-	-	-
Deficit Accumulated During Exploration Stage	(12,726,061)	(389,718)	(13,115,779)
Total Stockholders’ Equity (Deficit)	(548,904)	(704,475)	(1,253,379)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,140,866	(389,718)	$2,751,148

Restated Consolidated Statements of Operations [Member]
RESTATEMENT (Tables) [Line Items]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	3 months ended June 30, 2012	Adjustments	As Restated	6 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-	$-	-	$-
Cost of Revenue	-	-	-	-	-	-
Gross Loss	-	-	-	-	-	-

Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701	166,286	-	166,286
Mining Property Costs	32,687	106,349	139,036	88,533	218,617	307,150
Impairment Expense	-	-	-	-	-	-
Accretion Expense	-	-	-	-	-	-
Depreciation Expense	26,185	-	26,185	52,370	-	52,370
Professional Services	6,750	-	6,750	25,250	-	25,250
Total Operating Expenses	144,323	106,349	250,672	338,439	218,617	557,056
Net Operating Loss	(144,323)	(106,349)	(250,672)	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-	4,500	-	4,500
Gain on Joint-Ventures	-	-	-	-	-	-
Impairment Expense	-	-	-	-	-	-
Interest Income	(120)	-	(120)	425	-	425
Interest Expense	(105,048)	-	(105,048)	(167,787)	-	(167,787)
Loss on Conversion of Debt	-	-	-	-	-	-
Bad Debt Expense	-	-	-	-	-	-
Accretion Expense	(76)	-	(76)	(203)	-	(203)
Other Expense	-	-	-	(175,047)	-	(175,047)
Loss on Settlement	-	-	-	-	-	-
Realized Gain (Loss) on Investment	-	-	-	-	-	-
Gain (Loss) on Derivative Liability	-	-	-	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)	(338,112)	-	(338,112)
Net Loss	(249,567)	(106,349)	(355,916)	(676,551)	(218,617)	(895,168)
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)	(676,551)	(248,037)	(924,588)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Basic Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Diluted Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)

	12 months ended December 31, 2011	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	43,216	-	43,216
General & Administrative Costs	345,451	-	345,451
Mining Property Costs	170,856	94,281	265,137
Impairment Expense	124,343	-	124,343
Accretion Expense	243	-	243
Depreciation Expense	60,560	-	60,560
Professional Services	52,970	-	52,970
Total Operating Expenses	797,639	94,281	891,920
Net Operating Loss	(797,639)	(94,281)	(891,920)
Other Income (Expenses)
Gain on Mineral Claim Sales	103,500	-	103,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	532	-	532
Interest Expense	(166,748)	-	(166,748)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	(29,018)	-	(29,018)
Accretion Expense	-	-	-
Loss on Settlement	(62,095)	-	(62,095)
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(153,829)	-	(153,829)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(951,468)	(94,281)	(1,045,749)
Excess Cash Received Compared to Redeemable Amount of Stock	-	974	974
Accretion of Discount on Redeemable Common Stock	-	-	-
Interest on Redeemable Common Stock	-	(247)	(247)
Net Loss Attributable to Common Shareholders	(951,468)	(93,554)	(1,045,022)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	91,479,959	-	91,479,959
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	91,479,959	-	91,479,959
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
	12 months ended December 31, 2012	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	$-	$-	$-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	9,000		9,000
General & Administrative Costs	339,524	-	339,524
Mining Property Costs	591,926	-	591,926
Impairment Expense	5,341	-	5,341
Accretion Expense	513	-	513
Depreciation Expense	98,673	-	98,673
Professional Services	79,714	-	79,714
Total Operating Expenses	1,124,691	-	1,124,691
Net Operating Loss	(1,124,691)	-	(1,124,691)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500		4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	32,500	-	32,500
Interest Income	831	-	831
Interest Expense	(644,773)	-	(644,773)
Gain/Loss on Derivative Liability	(386,833)	-	(386,833)
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	-	-	-
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(995,015)	-	(995,015)
Loss From Continuing Operations	(2,119,706)	-	(2,119,706)
Loss From Discontinued Operations	-	-	-
Net Loss	(2,119,706)	-	(2,119,706)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(29,516)	(29,516)
Interest on Redeemable Common Stock	-	(22,701)	(22,701)
Net Loss Attributable to Common Shareholders	(2,119,706)	(52,217)	(2,171,923)
Unrealized Loss on Available For Sale Securities	(12,500)	-	(12,500)
Total Comprehensive Loss	(2,132,206)		(2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,799,411	-	99,799,411
Basic Net Gain (Loss) per Share	$(0.02)	-	$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	-	-	-
Diluted Net Gain (Loss) per Share	-	-	-
	3 months ended March 31, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	93,585	-	93,585
Mining Property Costs	55,846	112,269	168,115
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	18,500	-	18,500
Total Operating Expenses	194,116	112,269	306,385
Net Operating Loss	(194,116)	(112,269)	(306,385)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	545	-	545
Interest Expense	(62,739)	-	(62,739)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(127)	-	(127)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(232,868)	-	(232,868)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(426,984)	(112,269)	(539,253)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(14,606)	(14,606)
Interest on Redeemable Common Stock	-	(2,525)	(2,525)
Net Loss Attributable to Common Shareholders	(426,984)	(129,400)	(556,384)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,127,893
Basic Net Gain (Loss) per Share	$(0.00)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,127,893		98,127,893
Diluted Net Gain (Loss) per Share	$(0.00)		$(0.01)
	6 months ended June30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	166,286	-	166,286
Mining Property Costs	88,533	218,617	307,150
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	52,370	-	52,370
Professional Services	25,250	-	25,250
Total Operating Expenses	338,439	218,617	557,056
Net Operating Loss	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	425	-	425
Interest Expense	(167,787)	-	(167,787)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(203)	-	(203)
Loss on Settlement	-	-	-
Other Expense	(175,047)	-	(175,047)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(338,112)	-	(338,112)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(676,551)	(218,617)	(895,168)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(21,442)	(21,442)
Interest on Redeemable Common Stock	-	(7,978)	(7,978)
Net Loss Attributable to Common Shareholders	(676,551)	(248,037)	(924,588)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,712,344	-	98,712,344
Basic Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,712,344	-	98,712,344
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)
	3 months ended June 30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701
Mining Property Costs	32,687	106,349	139,036
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	6,750	-	6,750
Total Operating Expenses	144,323	106,349	250,672
Net Operating Loss	(144,323)	(106,349)	(250,672)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	(120)	-	(120)
Interest Expense	(105,048)	-	(105,048)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	-	-	-
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(249,567)	(106,349)	(355,916)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(6,836)	(6,836)
Interest on Redeemable Common Stock	-	(5,453)	(5,453)
Net Loss Attributable to Common Shareholders	(249,567)	(118,638)	(368,205)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795
Basic Net Gain (Loss) per Share	$(0.00)	-	$(0.00)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795
Diluted Net Gain (Loss) per Share	$(0.00)	-	$(0.00)
	9 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000
General & Administrative Costs	251,926	-	251,926
Mining Property Costs	151,859	295,437	447,296
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	73,802	-	73,802
Professional Services	36,172	-	36,172
Total Operating Expenses	519,759	295,437	815,196
Net Operating Loss	(519,759)	(295,437)	(815,196)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	584	-	584
Interest Expense	(323,668)	-	(323,668)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(279)	-	(279)
Loss on Settlement	-	-	-
Other Expense	(177,269)	-	(177,269)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(944,441)	-	(944,441)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(1,464,200)	(295,437)	(1,759,637)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(25,599)	(25,599)
Interest on Redeemable Common Stock	-	(14,885)	(14,885)
Net Loss Attributable to Common Shareholders	(1,464,200)	(284,723)	(1,800,121)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,212,170	-	99,212,170
Basic Net Gain (Loss) per Share	$(0.01)		$(0.02)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,212,170	-	89,719,476
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.02)
	3 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Revenue	-	-	-
Cost of Revenue	-	-	-
Gross Profit/Loss	-	-	-
Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	85,640	-	85,640
Mining Property Costs	63,326	76,820	140,146
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	21,432	-	21,432
Professional Services	10,922	-	10,922
Total Operating Expenses	181,320	76,820	258,140
Net Operating Loss	(181,320)	(76,820)	(258,140)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Other Income from Mineral Claims	-	-	-
Interest Income	159	-	159
Interest Expense	(155,881)	-	(155,881)
Gain/Loss on Derivative Liability	-	-	-
Loss on Conversion of Debt	-	-	-
Bad Debt (Expense) / Recovery	982	-	982
Accretion Expense	(76)	-	(76)
Loss on Settlement	-	-	-
Other Expense	(2,222)	-	(2,222)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)
Net Other Income (Expenses)	(606,329)	-	(606,329)
Loss From Continuing Operations	-	-	-
Loss From Discontinued Operations	-	-	-
Net Loss	(787,649)	(76,820)	(864,469)
Excess Cash Received Compared to Redeemable Amount of Stock	-	-	-
Accretion of Discount on Redeemable Common Stock	-	(4,157)	(4,157)
Interest on Redeemable Common Stock	-	(6,907)	(6,907)
Net Loss Attributable to Common Shareholders	(787,649)	(87,884)	(875,533)
Unrealized Loss on Available For Sale Securities	-	-	-
Total Comprehensive Loss	-	-	-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	100,200,957	-	100,200,957
Basic Net Gain (Loss) per Share	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	100,200,957	-	95,880,831
Diluted Net Gain (Loss) per Share	$(0.01)	-	$(0.01)

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The deferred tax assets as of December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred Tax Asset:
Net Operating Loss Carryforwards	$2,138,602	$1,804,852
Current Year Net Operating Loss/(Gain)	990,808	333,750
Total Operating Loss Carryforward	3,129,410	2,138,602
Enacted Future Tax Rate	35%	35%
Deferred Tax Asset for NOL	1,095,294	748,511
Deferred Tax Asset for Temporary Differences Between Book and Tax Income	69,932	711,999
Gross Deferred Tax Asset	1,165,226	1,460,510
Valuation Allowance	(1,165,226)	(1,460,510)
Net Deferred Tax Asset	-	-

GOING CONCERN (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern [Abstract]
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 14,851,172	$ 13,475,848	$ 11,356,142

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									102 Months Ended	108 Months Ended		9 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2003	Sep. 30, 2012 Restatement Adjustment [Member]	Dec. 31, 2012 Building [Member]	Jun. 30, 2013 Building [Member] Minimum [Member]	Jun. 30, 2013 Building [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Equipment [Member]	Jun. 30, 2013 Machinery and Equipment [Member] Minimum [Member]	Jun. 30, 2013 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Vehicles [Member]	Jun. 30, 2013 Vehicles [Member] Minimum [Member]	Jun. 30, 2013 Vehicles [Member] Maximum [Member]	Jun. 30, 2013 Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, FDIC Insured Amount (in Dollars)	$ 250,000		$ 250,000		$ 250,000									$ 250,000	$ 250,000
Reclamation Bond Deposit (in Dollars)	5,000		5,000		2,000	0								2,000	5,000
Deposit Liability, Current (in Dollars)	0		0		9,835	0								9,835	0
Fair Value Assumptions, Expected Volatility Rate																											116.00%
Deferred Finance Costs, Net (in Dollars)	11,781		11,781		30,110									30,110	11,781
Amortization of Financing Costs (in Dollars)			16,540	0	15,639	0								15,639	32,179
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			52,131,637	43,145,833	47,532,822	37,562,250
Property, Plant and Equipment, Useful Life																			18 years	28 years		3 years	10 years		3 years	5 years
undefined (in Dollars)	1,797,499		1,797,499		1,797,488	1,797,564								1,797,488	1,797,499		(389,718)
Exploration Expense, Mining (in Dollars)	179,639	139,036	226,540	307,150	591,926	265,137								1,672,351	1,898,891		389,718
Net Income (Loss) Attributable to Parent (in Dollars)	(784,903)	(355,916)	(1,375,324)	(895,168)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(14,851,172)		(389,718)
Earnings Per Share, Basic (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)											$ 0
Stockholders' Equity Attributable to Parent (in Dollars)	(2,734,983)		(2,734,983)		(1,581,227)	41,082	(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)	(1,581,227)	(2,734,983)	0	(389,718)
Fair Value Measurements, Significant Assumptions					Volatility of 94% - 104%, inherent term of instruments equal to the remaining contractual term, quoted closing stock prices on valuation dates, and various settlement scenarios and probability percentages summing to 100%
Interest Expense, Other (in Dollars)					15,639
Goodwill, Impairment Loss (in Dollars)					$ 5,341
Property, Plant and Equipment, Estimated Useful Lives																		18-28 years for buildings, 3-10 years for machinery and equipment and 3- 5 years			3-10 years for machinery and equipment and 3- 5 years			3- 5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	$ 496,827	$ 0
New Issuance	166,808	136,207
Conversions	(122,291)
Changes in Fair Value	558,545	360,620
Balance	1,099,889	496,827
Conversion Features - Embedded Derivatives [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	82,237	0
New Issuance	166,808	98,366
Conversions	(83,114)
Changes in Fair Value	47,034	(16,129)
Balance	212,965	82,237
Conversion Features - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	208,971	0
New Issuance	0	37,841
Conversions	(39,177)
Changes in Fair Value	176,838	171,130
Balance	346,632	208,971
Warrants - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	205,619	0
New Issuance	0	0
Conversions	0
Changes in Fair Value	334,673	205,619
Balance	$ 540,292	$ 205,619

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets (USD $)	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	$ 10,050	$ 12,500
Fair Value, Inputs, Level 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	15,000	12,550
Fair Value, Inputs, Level 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	0	0
Fair Value, Inputs, Level 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value of Assets [Line Items]
Available For Sale Securities	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net Loss attributable to common shareholders (in Dollars)	$ (797,729)	$ (368,205)	$ (1,411,323)	$ (924,588)	$ (2,171,923)	$ (1,045,022)	$ (13,527,338)	$ (14,938,661)
Weighted-average common shares Outstanding (Basic)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Weighted-average common stock Equivalents			52,131,637	43,145,833	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss			(52,131,637)	(43,145,833)	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share (in Dollars per share)			$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)

AVAILABLE FOR SALE SECURITIES (Details) (Available for Sale Agreement with Caribou [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Available for Sale Agreement with Caribou [Member]
AVAILABLE FOR SALE SECURITIES (Details) [Line Items]
Available-for-sale Securities, Restrictions, Additional Information	earn up to a 100% interest in the Willa Claims by making aggregate payments to North Bay of USD $232,500 in cash and issuing 1,000,000 shares of Caribou common stock
Proceeds from Sale of Available-for-sale Securities	$ 7,500
Proceeds from Available for Sale Securities, Shares (in Shares)	500,000
Proceeds from Available for Sale, Value of Shares Received	25,000
Investment Owned, at Fair Value	$ 12,550	$ 15,000

RUBY MINE ACQUISITION (Details) (USD $)	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2011 Interest as of April 1, 2013 [Member] Ruby Developement Company [Member]	Dec. 31, 2011 Interest as of January 1, 2015 [Member] Ruby Developement Company [Member]	Jun. 30, 2013 Payment Due on December 30, 2013 [Member] Ruby Developement Company [Member]	Dec. 31, 2012 Ruby Developement Company [Member]	Jun. 30, 2013 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]
RUBY MINE ACQUISITION (Details) [Line Items]
Business Acquisition, Purchase Price Agreement				$ 2,500,000
Exercise of purchase option, payment		85,000
Business Acquisition, Cost of Acquiring Entity, Payments Made		510,000
Business Acquisition, Cost of Acquiring Entity, Cash Paid 1		360,000
Stock Issued During Period, Shares, Acquisitions (in Shares)		10,000,000
Stock Issued During Period, Value, Acquisitions		150,000
Debt Instrument, Face Amount										1,990,000
Debt Instrument, Interest Rate, Stated Percentage					6.00%	8.00%				3.00%
Other Notes Payable, Current	1,774,822	1,889,185	1,170,933						1,901,579
Restructuring Costs									160,000
Debt Instrument, Periodic Payment							1,000,000
Mine Reclamation and Closing Liability, Noncurrent		171,618
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)								2,000,000
Investment Warrants, Exercise Price (in Dollars per share)		$ 0.05						$ 0.09
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Fair Value, Grants in Period	$ 175,047

RUBY MINE ACQUISITION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Tangible Assets Acquired
Cash/Checking/Savings			$ 5,070
Ruby Gold Mine Claims			1,964,279
Ruby Gold Inc. Certificates of Deposit			171,618
Property and Equipment			906,329
Total Tangible Assets			3,047,296
Assumed Liabilities
Short Term Notes Payable			2,500
Asset Retirement Obligation			171,618
Total Liabilities			174,118
Net Tangible Assets/Liabilities			2,873,178
Goodwill	0	0	5,341
Total Net Assets Acquired			$ 2,878,519

RUBY MINE ACQUISITION (Details) - Schedule of Business Acquisitions, by Acquisition (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Cash Paid	$ 280,000	$ 80,000
Total Consideration Paid	2,878,519
Note Payable at closing	1,990,000
Fees Paid Escrow Agent at Closing [Member]
Business Acquisition [Line Items]
Other Consideration	2,076
Value of Extension of Term for 09/27/10 Warrants Issued [Member]
Business Acquisition [Line Items]
Equity Interests Consideration	2,519
Warrant at $0.02 [Member]
Business Acquisition [Line Items]
Equity Interests Consideration		149,896
Warrant at $0.10 [Member]
Business Acquisition [Line Items]
Equity Interests Consideration	219,941
Due Diligence Fees Paid in Cash [Member]
Business Acquisition [Line Items]
Other Consideration		4,087
Common Stock Valued at $150,000 [Member]
Business Acquisition [Line Items]
Equity Interests Consideration		$ 150,000

PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Other Asset Impairment Charges						$ 135,810
Depreciation			48,120	52,370	137,544	60,560
Depletion			0	0	0	0
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0	$ 0	$ 5,341	$ 124,343	$ 145,995	$ 145,995

PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets (USD $)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Property, Plant, Equipment and Mineral Claim Assets [Abstract]
Buildings	$ 558,885		$ 558,885		$ 558,885
Machinery and equipment	119,389		119,389		119,389
Vehicles	240,514		240,514		240,514
Total property, plant and equipment	918,788		918,788		918,788
Less: impairment expense(2)	(135,810)	[1]	(135,810)	[1]	(124,343)	[2]
Less: accumulated depreciation(3)	(195,886)	[3]	(147,766)	[3]	(60,560)	[4]
Property, plant and equipment, net	587,092		635,212		733,885
Mining claims (1)	1,792,660	[5]	1,792,660	[5]	1,792,660	[3]
Asset retirement costs	4,839		4,828		4,904
Total mineral claim assets	1,797,499		1,797,488		1,797,564
Less: accumulated depletion(3)	0	[3]	0	[3]	0	[4]
Mining claims, net	$ 1,797,499		$ 1,797,488		$ 1,797,564

[1]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $135,810.
[2]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
[3]	Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
[4]	Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively
[5]	Depreciation expense totaled $48,120 and $52,370 for the six months ended June 30, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the six months ended June 30, 2013 and 2012, respectively

FINANCING (Details) (USD $)	6 Months Ended		12 Months Ended				102 Months Ended	108 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011 Payment due Q1 2012 [Member] Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Payment due Q2 2012 [Member] Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Monthly Payment Due July 1, 2013 to December 2015 [Member] Ruby Development $1,990,000 Note [Member]	Dec. 31, 2010 Discount based on 1,500,000 warrants [Member] Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2010 Discount related to 1,000,000 Warrants [Member] Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2011 Conversion of Debt on June 1, 2011 [Member] Tangiers December 30, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2012 Discount related to Principal of $126,500 [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 Derivative [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Derivative [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Principal Owed Exceeding Cash Received [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Tainted Equity Valuation [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Original Issue Discount [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Warrants exercisable at $0.07 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Warrants exercisable at $0.14 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Tangiers $25,000 Note [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2011 Tangiers $25,000 Convertible Note [Member]	Jun. 30, 2013 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2012 Tangiers Two February 2012 Convertible Notes [Member]	Jun. 30, 2013 Tangiers Two February 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers February 2, 2012 Convertible Note #1 [Member]	Dec. 31, 2012 Tangiers February 2, 2012 Convertible Note #2 [Member]	Jun. 30, 2013 Tangiers Two March 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers Two March 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers March 2012 Convertible Notes #1 [Member]	Dec. 31, 2012 Tangiers March 2012 Convertible Note #2 [Member]	Dec. 31, 2012 Tangiers $50,000 Convertible note May 16, 2012 [Member]	Jun. 30, 2013 Tangiers $50,000 Convertible note May 16, 2012 [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible note May 30, 2012 [Member]	Jun. 30, 2013 Tangiers $25,000 Convertible note May 30, 2012 [Member]	Jun. 30, 2013 Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Tangiers $100,000 Convertible note June 19, 2012 [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Jun. 30, 2013 Tangiers Convertible Note on October 2, 2012 [Member]	Dec. 31, 2012 Tangiers Convertible Note on October 2, 2012 [Member]	Dec. 31, 2011 Tangiers June 17, 2010, $17,500 Convertible Note [Member]	Dec. 31, 2010 Tangiers June 17, 2010, $17,500 Convertible Note [Member]	Dec. 31, 2011 Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2010 Tangiers September 27, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2011 Tangiers December 30, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2010 Tangiers December 30, 2010, $50,000 Convertible Note [Member]	Dec. 31, 2011 Asher January 4, 2011, $50,000 Note [Member]	Dec. 31, 2011 Ruby Developement Company [Member]	Dec. 31, 2012 Tangiers Two $50,000 Convertible Notes [Member]	Dec. 31, 2012 Tangiers Two $37,500 Convertible Notes [Member]	Dec. 31, 2011 Minimum [Member] Tangiers $25,000 Note [Member]
FINANCING (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								3.00%	9.90%		9.90%				9.90%	9.90%			9.90%	9.90%	9.90%		9.90%			7.00%					8.00%		7.00%		9.90%		9.90%		9.90%		3.00%
Debt Instrument, Periodic Payment									$ 10,000	$ 15,000	$ 20,000																																				$ 37,666.67													$ 2,500
Debt Instrument, Face Amount																									25,000		25,000				50,000	50,000			37,500	37,500	50,000		25,000			100,000		550,000			100,000		750,000		17,500		50,000		50,000	50,000	1,990,000
Debt Instrument, Maturity Date, Description																									(24) months from the Effective Date		(9) months				twenty four (24) months	twenty four (24) months			(24) months	(24) months	(24)months		(24) months			(24) months		(12) months from the Effective Date			(9) months from the Effective Date		(24) months from the Effective Date of each tranche		term of one year		term of one year		term of nine months
Debt Instrument, Payment Terms																									every two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied																						The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.
(in Shares)	0		4,800,000	2,250,000	13,000,000																750,000	750,000			250,000				500,000					500,000			150,000		150,000										125,000						500,000
Warrants, Term of Warrants																						5 years			5 years				5 years					5 years			5 years		5 years										5 years						5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																					0.07				0.115				0.13					0.09			0.07		0.06																0.05
Debt Instrument, Convertible, Beneficial Conversion Feature	0	321,022	321,002	70,568			177,974	498,976																	20,568				78,296					34,896			16,241		10,988			58,048		123,017							10,726		17,560		32,485	50,000
Debt Instrument, Convertible, Terms of Conversion Feature																											The $25,000 Convertible Note is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share, which was the closing market share price on the Effective Date															convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents		lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion			In lieu of cash payments, the Company may elect to convert the Tonaquint Note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.		The Conversion Price shall be the undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant.		(a) $0.001 or (b) eighty percent (80%) of the lowest traded price of common stock out of the ten (10) trading days immediately preceding the conversion date.		(a) $0.005 or (b) eighty percent (80%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date.		(a) $0.005 or (b) seventy percent (70%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date.	The Note is convertible into common stock, at Asher's option, at a 45% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion, provided that the number of shares to be issued upon conversion cannot result in the recipient holding more than 4.99% of the outstanding number of shares
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 0.08				$ 0.08	$ 0.08			$ 0.09	$ 0.09	$ 0.06		$ 0.06								$ 0.06		$ 1.25
Amortization of Debt Discount (Premium)	155,182	128,369	356,552	138,475			575,958	731,140									101,609		48,272	32,231						20,568	0						9,042				25,634		20,368		18,490	45,349		58,307		26,041	58,272			4,937		36,986		15,389		32,065		90,324	63,771
Convertible Notes Payable																							1,774,822	1,889,185		27,495	50,000	28,733		113,982							53,106	55,581	26,458	27,695	107,240	103,740	174,900	132,825	174,900	113,000	116,792			17,500		50,000		22,017		50,000		109,032
Interest Payable																							4,437			2,495		3,733		13,982			9,632				3,106	5,581	1,458	2,695	7,240	3,740	2,750	6,325	2,750	5,358	3,792	10,137	1,059	1,225		2,495		1,612		1,020		9,032	5,920
Proceeds from Convertible Debt	341,097	350,000	728,000	100,000			1,381,812	1,722,909																					100,000					75,000										113,850	257,850
Warrants, Beneficial Conversion Feature																													21,704					40,104			9,393		9,380			41,952													14,195
Convertible Debt																																	84,632																										80,920
Debt Instrument, Unamortized Discount	0		0	20,568			0	0							11,500	166,808	111,517	28,650															11,863								31,161		128,964	288,880	128,964		10,000							31,163
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																					5
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.05																		$ 0.14
Debt Instrument, Original Issue Discount																																												10.00%
Debt Instrument, Interest Rate Terms																																												If the JMJ Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%).
Derivative, Loss on Derivative	18,095															(18,095)
Notes Payable															126,500																													286,500
Debt Conversion, Converted Instrument, Amount	0	0	0	0			253,912	253,912																																			132,825											27,983
Debt Instrument, Fee Amount																																															3,000
Convertible Notes Payable, Current	370,162		608,193	25,000			608,193	370,162																																							113,000
Debt Instrument, Pre-Payment Description																																															the Company retains the option of pre-paying the Tonaquint Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest
Payments of Financing Costs	0	0	24,500	0			24,500	0																																							10,000
Stock Issued During Period, Shares, Issued for Commissions (in Shares)																																															85,000
Stock Issued During Period, Value, Issued for Commissions																																															5,620
Increase (Decrease) in Derivative Liabilities																																															48,272
Repayments of Convertible Debt																																														118,358
Proceeds from Notes Payable															115,000																																		50,000
Debt Instrument, Frequency of Periodic Payment																																																	no less than bi-weekly
Line of Credit Facility, Amount Outstanding																																																346,098	160,000
Proceeds from Lines of Credit																																																186,097
Other Notes Payable																																																356,235	161,059
Debt Conversion, Converted Instrument, Shares Issued (in Shares)														462,416																																				863,681		1,600,467		975,000		557,528
Debt Instrument, Description																																																					Tangiers is entitled to 1.5 million 5 year warrants exercisable at $0.05, with an additional 1 million 5 year warrants exercisable at $0.05 if the note remains outstanding after 90 days, and is also entitled to a 0.75% non-voting interest in the Ruby Project.
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			321,002	70,568	107,406	62,000						22,475	9,965
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																																																					1,500,000
ContingentWarrants (in Shares)																																																					1,000,000
Contingent Warrants, Fair Value																																																					15,000
Interest Payable, Current	60,189		41,363	0			41,363	60,189																																																0.08
Repayments of Debt	$ 146,242	$ 31,940	$ 114,363	$ 103,315			$ 217,678	$ 363,920																																																	$ 2,500

FINANCING (Details) - Schedule of Convertible Notes (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible notes:
Discount on convertible notes from derivative valuation	$ 0	$ 0	$ (20,568)
Notes payable, net of discount	2,611,512	2,383,015	1,918,617
Mortgage payable - Ruby Mine [Member]
FINANCING (Details) - Schedule of Convertible Notes [Line Items]
Mortgage payable – Ruby Mine	1,901,579	1,774,822	1,889,185
Unsecured convertible notes payable #1 [Member]
Convertible notes:
Unsecured convertible notes payable	275,000	275,000	25,000
Unsecured convertible notes payable #2 [Member]
Convertible notes:
Unsecured convertible notes payable		113,000	0
Unsecured convertible notes payable #3 [Member]
Convertible notes:
Unsecured convertible notes payable	446,097	260,000	0
Unsecured convertible notes payable #4 [Member]
Convertible notes:
Unsecured convertible notes payable	172.15	126,500	0
Unsecured convertible notes payable [Member]
Convertible notes:
Unsecured convertible notes payable		608,193	25,000
Discount on convertible notes from derivative valuation	(176,990)	(166,307)	0
Notes payable, net of discount	$ 716,257	$ 608,193

FINANCING (Details) - Schedule of Convertible Notes (Parentheticals)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Unsecured convertible notes payable #1 [Member]
FINANCING (Details) - Schedule of Convertible Notes (Parentheticals) [Line Items]
Interest Rate	9.90%	9.90%	9.90%
Unsecured convertible notes payable #2 [Member]
FINANCING (Details) - Schedule of Convertible Notes (Parentheticals) [Line Items]
Interest Rate	8.00%	8.00%	8.00%
Unsecured convertible notes payable #3 [Member]
FINANCING (Details) - Schedule of Convertible Notes (Parentheticals) [Line Items]
Interest Rate	7.00%	7.00%	7.00%
Unsecured convertible notes payable #4 [Member]
FINANCING (Details) - Schedule of Convertible Notes (Parentheticals) [Line Items]
Interest Rate	5.00%	5.00%	5.00%

DERIVATIVE LIABILITIES (Details) (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 0		$ 0	$ 20,568	$ 0	$ 0
Debt Instrument, Convertible, Beneficial Conversion Feature	0	321,022	321,002	70,568	177,974	498,976
Derivative Liability, Current	1,099,889		496,827	0	496,827	1,099,889
Stock issued during period, exercise of warrants (in Shares)			500,000
Extinguishment of Debt, Amount	251,182
Tainted Instrument [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Convertible Debt	341,097		375,000		375,000	341,097
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)			20,050,000		20,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature			83,358
All Convertible Debt [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current			291,208		291,208
Derivative Liability for Warrants [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current			205,689		205,689
Conversion Features - Embedded Derivatives and Tainted Equity [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Derivative Liability, Current	559,597					559,597
Convertible Note on July 11, 2012 ($100,000) [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Proceeds from Notes Payable			100,000
Notes Payable			110,000		110,000
Debt Instrument, Convertible, Terms of Conversion Feature			lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Debt Instrument, Unamortized Discount			98,366		98,366
Convertible Notes Issued, Remainder 2012 [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount			48,272		48,272
Debt Instrument, Face Amount			$ 273,000		$ 273,000

DERIVATIVE LIABILITIES (Details) - Schedule of Changes in Derivative Liability (USD $)	6 Months Ended	24 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Changes in Derivative Liability [Abstract]
Derivative Liability	$ 496,827	$ 0
Loss on Derivative Liability	558,545	159,789
Settlement to APIC from Conversion	(122,291)	(49,795)
Additions to Liability for Convertible Debt recorded as debt discount	148,713	386,833
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	18,095
Derivative Liability	$ 1,099,889	$ 496,827

DERIVATIVE LIABILITIES (Details) - Schedule of Derivative Instruments (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative Liability	$ 1,099,889	$ 496,827	$ 0
Conversion Features - Embedded Derivatives [Member]
Derivative [Line Items]
Derivative Liability	212,965	82,237	0
Conversion Features - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	346,632	208,971	0
Warrants - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	$ 540,292	$ 205,619	$ 0

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2010	Jul. 28, 2010 North Bay [Member]	Jul. 28, 2010 ACG Consulting [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Temporary Equity, Contract Terms		Due to the shares being redeemable by the holder since their inception, the shares are required to be classified outside of permanent equity on the balance sheet. Since redemption is uncertain and outside of the Company's control the shares are classified within the mezzanine section of the balance sheet at their respective redemption values. Any differences between the cash received and the redemption value was recorded to additional paid in capital. Interest of 10% is being accrued on the values and is recorded through additional paid in capital consistent with the appropriate accounting guidance covering the accounting treatment of mezzanine instruments.
Start-up expenses payable	$ 22,216			$ 0	$ 0	$ 0
Increase (Decrease) in Other Accrued Liabilities	37,216	63,000	44,000	100,000	136,030	1,200,593	1,263,593
Payments for start-up expenses	$ 15,000
Ownership of Regional Center									49.00%	51.00%
Agreement Terms, Description								Under the terms of the agreement, NCRC will receive a $5,000 fee for each investor whose minimum $500,000 investment is approved by USCIS.In addition, upon the Ruby Gold project receiving the aggregate sum of $7,500,000 through the EB-5 Program, NCRC shall be entitled to an undivided one and one half percent (1.5%) interest in the Ruby Gold project.No shares of Company stock have been or will be issued in connection with this agreement, and the entire EB-5 funding is expected to be non-dilutive to shareholders.

COMMITMENTS AND CONTINGENCIES (Details) - Temporary Equity (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Temporary Equity [Abstract]
Cash and note relief received for shares issued			$ 197,000		$ 227,000	$ 89,000
Mark redeemable common stock up/down to the redeemable amount			14,701		29,516	(974)
Interest on redeemable common stock	12,337	5,453	21,298	7,978	22,701	247	22,948	44,246
Redeemable common stock value	$ 600,489		$ 600,489		$ 367,490	$ 88,273	$ 367,490	$ 600,489

STOCK SPLITS (Details)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2006	Dec. 31, 2005
Stock Splits [Abstract]
Stockholders' Equity Note, Stock Split			4 for 1
Stockholders' Equity, Reverse Stock Split	1 for 10	1 for 10

DEFERRED COMPENSATION/NQDC (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)	2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued	$ 180,000
Deferred Compensation Arrangement with Individual, Recorded Liability		947,474	884,474
Deferred Compensation Share-based Arrangements, Liability, Current	$ 784,474

DEFERRED COMPENSATION/NQDC (Details) - Schedule of Restricted Stock Award (USD $)	6 Months Ended
Jun. 30, 2013
Preferred Class A [Member] | Preferred Stock Issued 02/12/2007 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Restricted Stock Award [Line Items]
Type of Stock	Preferred
Number of Shares	100
Value (in Dollars)	$ 101,000
Preferred Class A [Member] | Issued on 08/11/2009 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Restricted Stock Award [Line Items]
Type of Stock	Preferred
Number of Shares	4,100,000
Value (in Dollars)	253,785
Common Class A [Member] | Common Stock Issued 02/09/2007 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Restricted Stock Award [Line Items]
Type of Stock	Common
Number of Shares	250,000
Value (in Dollars)	31,250
Common Class A [Member] | Issued on 12/21/2007 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Restricted Stock Award [Line Items]
Type of Stock	Common
Number of Shares	10,000,000
Value (in Dollars)	900,000
Common Class A [Member] | Issued on 12/16/2008 [Member]
DEFERRED COMPENSATION/NQDC (Details) - Schedule of Restricted Stock Award [Line Items]
Type of Stock	Common
Number of Shares	2,500,000
Value (in Dollars)	$ 50,000

ASSET RETIREMENT OBLIGATIONS (Details) - Asset Retirement Obligation Inputs (USD $)	Jun. 30, 2013
Asset Retirement Obligation Inputs [Abstract]
Cost estimate for reclamation work at today's cost (in Dollars)	$ 172,914
Estimated life of mine (years)	50
Risk adjusted rate (borrowing rate)	9.90%
Estimated inflation rate	2.40%

ASSET RETIREMENT OBLIGATIONS (Details) - Schedule of Change in Asset Retirement Obligation (USD $)	3 Months Ended		6 Months Ended			12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Schedule of Change in Asset Retirement Obligation [Abstract]
Asset retirement obligation			$ 5,584	$ 5,147	$ 171,618	$ 5,147
Accretion Expense	76	76	163	203	243	513	243	756	919
Asset retirement obligation	$ 5,747		$ 5,747		$ 5,147	$ 5,584	$ 5,147	$ 5,584	$ 5,747

RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		12 Months Ended			102 Months Ended	108 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2009 Consulting Services [Member]	Jun. 30, 2013 Chief Executive Officer [Member]	Dec. 31, 2009 Chief Executive Officer [Member]	Dec. 31, 2010 Joint Venture [Member]	Dec. 31, 2009 Joint Venture [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party, Monthly Expense								$ 18,000		$ 15,000
Related Party Transaction, Description of Transaction								The agreement includes Mr. Leopold's salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.
Related Party Transactions, Terms										The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.
Related Party Transaction, Amounts of Transaction									5,000
Deferred Compensation Liability, Current									49,000
Payments for (Proceeds from) Investments												100,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)												9,875,214
Gain (Loss) on Investments, Excluding Other than Temporary Impairments												(3,950)
Investment Owned, at Fair Value												13,825
Increase (Decrease) in Deferred Compensation					(100,000)						12,838
Allocated Share-based Compensation Expense											987
Gain (Loss) on Investments	$ 0	$ 0	$ 0	$ 0		$ (106,985)	$ (106,985)					$ 9,875

ADVANCE GOLD SALES (Details) (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Customer Advance Discount Rate	10.00%
Customer Advance Agreement Description	Upon signing the Agreement, the Company received an initial cash advance of $150,000 (the "Advance"), which is based on a 10% discount to the current spot price of gold, for delivery of the first 120 ounces of specimen gold produced from the Ruby Mine on or before February 1, 2014 (the "Due Date").The Advance paid will be applied to the amount due to the Company on the Delivery Date, as determined by the then-current spot price of gold on the Delivery Date.In the event that 120 ounces of specimen gold is not available for delivery by the Due Date, the Investor will be entitled to be repaid the Advance in cash plus 10% interest equal to $165,000 total, with an option to still purchase the same amount of gold at a discount of 10% to the then-current spot price of gold when the specimen gold becomes available for delivery at a later date.
Proceeds from Deposits from Customers	$ 150,000	$ 0	$ 0	$ 0	$ 0	$ 150,000
Sales Discounts, Goods	16,667	0	0	0	0	16,667
Accretion of Discount	$ 1,913	$ 0	$ 0	$ 0	$ 0	$ 1,913

SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) (USD $)	6 Months Ended		12 Months Ended									48 Months Ended	102 Months Ended	108 Months Ended	12 Months Ended													6 Months Ended	12 Months Ended									48 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended																	3 Months Ended		12 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2007	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member] Common Stock [Member]	Dec. 31, 2007 Conversion of Series A Preferred Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Note [Member] Common Stock [Member]	Dec. 31, 2007 Conversion of $50,000 Note [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Note [Member]	Dec. 31, 2007 Conversion of $12,000 Note [Member] Common Stock [Member]	Dec. 31, 2007 Conversion of $50,000 and $12,000 Notes [Member]	Dec. 31, 2011 Conversion of $17,500 Note [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $17,500 Note [Member]	Dec. 31, 2011 Conversion of $50,000 Note #2 [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Note #2 [Member]	Dec. 31, 2011 Conversion of $50,000 Asher Note [Member] Common Stock [Member]	Dec. 31, 2011 Conversion of $50,000 Asher Note [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Dec. 31, 2004 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2009 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2004 Preferred Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2007 Preferred Stock [Member] Series I Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member] Series G Preferred Stock [Member]	Jun. 30, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Dec. 31, 2008 Additional Paid-in Capital [Member]	Dec. 31, 2007 Additional Paid-in Capital [Member]	Dec. 31, 2006 Additional Paid-in Capital [Member]	Dec. 31, 2005 Additional Paid-in Capital [Member]	Dec. 31, 2004 Additional Paid-in Capital [Member]	Dec. 31, 2010 Stock Payable	Dec. 31, 2009 Stock Payable	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2007 Series A Preferred Stock [Member]	Dec. 31, 2004 Series A Preferred Stock [Member]	Dec. 31, 2007 Series I Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Jun. 30, 2013 Tangiers Securities Purchase Agreement [Member]	Mar. 31, 2013 Tangiers Securities Purchase Agreement [Member]	Dec. 31, 2012 Tangiers Securities Purchase Agreement [Member]	Dec. 31, 2011 Tangiers Securities Purchase Agreement [Member]	Dec. 31, 2012 Stock issued for geological services [Member]	Dec. 31, 2012 Sales Commissions and Fees	Dec. 31, 2012 Restricted Stock Issued for Services Rendered [Member]	Dec. 31, 2012 Warrants exercised but shares unissued [Member]	Dec. 31, 2007 Conversion of $50,000 Note [Member]	Dec. 31, 2007 Conversion of $12,000 Note [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 31, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Jun. 30, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]
SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																																					320,000			1,200,000																					3,488,305	2,211,744	3,636,619	880,982
Stock Issued During Period, Value, New Issues																																					$ 320															$ (1,520)									$ 128,000	$ 69,000	$ 227,000
Stock Issued During Period, Shares, Acquisitions (in Shares)				10,000,000																																	320,000			1,200,000
Preferred Stock, Conversion Basis																one share of common stock per two shares of preferred stock																																							5 shares of common		one common share per two preferred shares			1/100 of an ounce of gold, or 20 shares of common
Stock Issued During Period, Value, Acquisitions				150,000																																	320															(1,520)
Stock Issued During Period, Shares, Issued for Services (in Shares)																														42,857		2,500,000	5,500,000					12,005,491																											26,650
Stock Issued During Period, Value, Issued for Services			10,660	3,000		29,750	230,000	970,000	1,544,500	2,586,167		5,100,667																	117	43		2,500	5,500	10,575	1,309	121								10,543	2,957		27,250	224,500	959,425	1,543,191	2,586,046														4,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)															1,200,000		1,600,467	1,250,000		100,000		863,681		1,437,416		557,528		5,779,414		4,459,092				1,350,000	1,202,000	12,127		2,574,127																																	2,279,414
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	132,826			173,852				121,500	2,207,600	180,225		2,510,825																5,780		4,459				1,350	1,202	12							127,046		169,393				120,150	2,206,398	180,213
Development Stage Entities, Stock Issued, Shares, Issued for Cash (in Shares)																														9,433,985	5,000,000	21,800,000	2,275,000			102,643	200,000	302,643																										10,314,967
Development Stage Entities, Stock Issued, Value, Issued for Cash (in Dollars)				768,000	50,000	173,000	10,000			517,700	5,000	522,700																		9,434	5,000	21,800	2,275			103	200								758,566	45,000	151,200	7,725			517,597	4,800												857,000
Stock Repurchased and Retired During Period, Shares (in Shares)																																		(200,000)				(200,000)
Stock Repurchased and Retired During Period, Value								(2,000)				(2,000)																						(200)										100					(1,800)										100
Adjustments to Additional Paid in Capital, Other							10,000	70,623	164,371																																							10,000	70,623	164,371
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																														111,112									4,000,000		100	100,000
Stock Issued During Period, Value, Share-based Compensation, Gross				10,000																																													101,000
Preferred Stock, Voting Rights																																																							10 votes per share			80% of the voting rights		no voting rights
Conversion of Stock, Shares Converted (in Shares)																																																								2,400,000
Debt Conversion, Converted Instrument, Amount	0	0	0	0									253,912	253,912																																																							50,000	12,000			132,825
Debt Conversion, Original Debt, Interest Rate of Debt																																																																					20.00%	10.00%
Debt Instrument, Maturity Date, Description																																																																					thirty	one year				(12) months from the Effective Date
Stock Issued During Period, Value, Conversion of Convertible Securities	132,826	0	0	173,852									173,852	306,678							121,500													1,200															1,200																							3,500,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			321,002	70,568	107,406			62,000																																				321,002	70,568	107,406			62,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				10,000																										111															9,889										253,785
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration (in Shares)																														2,000,000		10,000,000
Increase (Decrease) in Deferred Compensation						(100,000)
Development Stage Entities, Stock Issued, Value, Issued for Noncash Consideration				180,000		187,500																								2,000		10,000													178,000		177,500
Line of Credit Facility, Maximum Borrowing Capacity						5,000,000
Line of Credit Facility, Description						Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB").																																																										Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.
Line of Credit Facility, Covenant Terms						limited to $100,000 per 10 consecutive trading days after the advance notice																																																										limited to $100,000 per 10 consecutive trading days after the advance notice
Line of Credit Facility, Commitment Fee Amount						85,000
Stock payable for commitment fee on equity offering (in Shares)					6,589,147																										6,589															108,721	(115,310)						(115,310)	115,310
Stock Issued During Period, Shares, Purchase of Assets (in Shares)																															10,000,000
Stock Issued During Period, Value, Purchase of Assets					150,000																										10,000															140,000
Equity Line of Credit, Shares (in Shares)																																																																19,726,822
Debt Conversion, Debt and Interest, Amount																			52,495				18,725		51,612		51,020
Debt Conversion, Original Debt, Amount																			50,000				17,500		50,000		50,000
Debt Conversion, Accrued Interest, Amount																			2,495				1,225		1,612		1,020
Common stock issued for settlement of services, shares (in Shares)																														550,000
Common stock issued for settlement of services				62,095																										550															61,545
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)				500,000
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.05																																																																$ 0.05
Proceeds from Warrant Exercises	0	0	0	25,000									25,000	25,000																																																						25,000
Stock Payable, Shares (in Shares)				500,000
Stock Issued During Period, Value, Restricted Stock Award, Gross																																																																		5,610	6,660
Proceeds from Issuance of Common Stock	0	0	0	767,000									1,522,700	1,522,700																																																	201,464
Repayments of Notes Payable																																																															25,536
Debt Instrument, Face Amount																																																															25,000											550,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)																																																																			90,000
Stock issued during period, exercise of warrants (in Shares)			500,000																																																																	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)																																																																				500,000
Extinguishment of Debt, Amount	$ 251,182																																																																						$ 52,039	$ 80,787

WARRANTS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
WARRANTS (Details) [Line Items]
(in Shares)	0	4,800,000	2,250,000	13,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 1,099,889	$ 496,827	$ 0
Debt Instrument, Unamortized Discount	0	0	20,568
Ruby Developement Company [Member] | Warrants issued on September 27, 2010 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				10,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			152,415	149,896
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			2,519
Ruby Developement Company [Member] | Warrants issued on April 22, 2011 [Member]
WARRANTS (Details) [Line Items]
(in Shares)			2,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			219,940
Tangiers Investors, LP [Member] | Warrants issued on September 27, 2010 [Member]
WARRANTS (Details) [Line Items]
Warrants Issued				Two and a half million
Convertible Notes Payable				50,000
Tangiers Investors, LP [Member] | September 27, 2010 #1 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				1,500,000
Debt Instrument, Unamortized Discount				22,475
Tangiers Investors, LP [Member] | September 27, 2010 #2 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				1,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				14,195
Debt Instrument, Unamortized Discount				9,965
Tangiers Investors, LP [Member] | Warrants issued on December 30, 2010 [Member]
WARRANTS (Details) [Line Items]
(in Shares)				500,000
Convertible Notes Payable				50,000
Debt Instrument, Unamortized Discount				14,195
Tangiers Investors, LP [Member] | Warrants issued on December 29, 2011 [Member]
WARRANTS (Details) [Line Items]
(in Shares)			250,000
Convertible Notes Payable			25,000
Debt Instrument, Unamortized Discount			20,568
Tangiers Investors, LP [Member] | Warrants issued on February 2, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		500,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		52,779
Convertible Notes Payable		100,000
Tangiers Investors, LP [Member] | Warrants issued on March 6, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		2,000,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		175,047
Tangiers Investors, LP [Member] | Warrants issued on March 15, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		500,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		45,268
Convertible Notes Payable		75,000
Tangiers Investors, LP [Member] | Warrants issued on May 16, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		150,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		9,411
Convertible Notes Payable		50,000
Tangiers Investors, LP [Member] | Warrants issued on May 30, 2012 [Member]
WARRANTS (Details) [Line Items]
(in Shares)		150,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		9,421
Convertible Notes Payable		25,000
Tangiers Investors, LP [Member] | Warrants issued on June 19, 2012 [Member]
WARRANTS (Details) [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		49,978
Convertible Notes Payable		100,000
Class of Warrant or Rights Exercisable (in Shares)		750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.07
Tangiers Investors, LP [Member] | Warrants issued on June 19, 2012 #2 [Member]
WARRANTS (Details) [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		47,431
Convertible Notes Payable		$ 100,000
Class of Warrant or Rights Exercisable (in Shares)		750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.14

WARRANTS (Details) - Schedule of Warrant Valuation (Ruby Development Co September 27, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Ruby Development Co September 27, 2010 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Item)	0.02
Term of Warrants (years)	2 years 94 days
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	0.44%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP September 27, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2010
Tangiers Investors LP September 27, 2010 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.015
Exercise Price of Warrants (in Dollars per Item)	0.05
Term of Warrants (years)	5 years
Computed Volatility	440.00%
Annual Dividends	0.00%
Discount Rate	1.31%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangier Investors December 30, 2010 [Member], USD $)	12 Months Ended
Dec. 31, 2010
Tangier Investors December 30, 2010 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.029
Exercise Price of Warrants (in Dollars per Item)	0.05
Term of Warrants (years)	5 years
Computed Volatility	375.00%
Annual Dividends	0.00%
Discount Rate	2.06%

WARRANTS (Details) - Schedule of Warrant Valuation (Ruby Development Co April, 22, 2011 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Ruby Development Co April, 22, 2011 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.11
Exercise Price of Warrants (in Dollars per Item)	0.1
Term of Warrants (years)	5 years
Computed Volatility	324.00%
Annual Dividends	0.00%
Discount Rate	2.12%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP, December 29, 2011 [Member], USD $)	12 Months Ended
Dec. 31, 2011
Tangiers Investors LP, December 29, 2011 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.08
Exercise Price of Warrants (in Dollars per Item)	0.115
Term of Warrants (years)	5 years
Computed Volatility	158.00%
Annual Dividends	0.00%
Discount Rate	0.83%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP February 2, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP February 2, 2012 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.12
Exercise Price of Warrants (in Dollars per Item)	0.13
Term of Warrants (years)	5 years
Computed Volatility	157.00%
Annual Dividends	0.00%
Discount Rate	1.04%

WARRANTS (Details) - Schedule of Warrant Valuation (Ruby Development Co March 6, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Ruby Development Co March 6, 2012 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.095
Exercise Price of Warrants (in Dollars per Item)	0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	0.83%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP March 15, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP March 15, 2012 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.098
Exercise Price of Warrants (in Dollars per Item)	0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	1.33%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP May 16, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP May 16, 2012 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.07
Exercise Price of Warrants (in Dollars per Item)	0.07
Term of Warrants (years)	5 years
Computed Volatility	145.00%
Annual Dividends	0.00%
Discount Rate	0.75%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP May 30, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP May 30, 2012 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.07
Exercise Price of Warrants (in Dollars per Item)	0.06
Term of Warrants (years)	5 years
Computed Volatility	142.00%
Annual Dividends	0.00%
Discount Rate	0.69%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP June 19, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP June 19, 2012 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.075
Exercise Price of Warrants (in Dollars per Item)	0.07
Term of Warrants (years)	5 years
Computed Volatility	140.00%
Annual Dividends	0.00%
Discount Rate	0.71%

WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP June 19, 2012 #2 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Tangiers Investors LP June 19, 2012 #2 [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.075
Exercise Price of Warrants (in Dollars per Item)	0.14
Term of Warrants (years)	5 years
Computed Volatility	140.00%
Annual Dividends	0.00%
Discount Rate	0.71%

WARRANTS (Details) - Schedule of Warrant Activity (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Warrant Activity [Abstract]
Outstanding	19,550,000	15,250,000		13,000,000		0
Outstanding (in Dollars per share)	$ 0.045	$ 0.037		$ 0.024		$ 0
Outstanding	3 years 9 months [1]	3 years 9 months	[1]	2 years 226 days		0 years
Granted	0	4,800,000		2,250,000		13,000,000
Granted (in Dollars per share)	$ 0	$ 0.1		$ 0.1		$ 0.024
Granted		5 years		5 years		2 years 226 days
Exercised	0	(500,000)		0		0
Exercised (in Dollars per share)	$ 0	$ 0.05		$ 0		$ 0
Canceled/forfeited/expired	0	0		0		0
Canceled/forfeited/expired (in Dollars per share)	$ 0	$ 0		$ 0		$ 0
Outstanding	19,550,000	19,550,000		15,250,000		13,000,000
Outstanding (in Dollars per share)	$ 0.045	$ 0.045		$ 0.037		$ 0.024
Outstanding	2 years 9 months	3 years 9 months	[1]	3 years 9 months	[1]	2 years 226 days

[1]	Primary reason for change related to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended from 2 years to 5 years.

RESTATEMENT (Details) - Schedule of Restated Financial Information (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003	Dec. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Current Assets
Cash	$ 137,394	$ 42,008	$ 110,388	$ 129,888		$ 47,000							$ 0																	$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888																$ 0	$ 0	$ 0	$ 0	$ 0																$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888
Accounts Receivable	0	0		982																										0	0	0	0	982																0	0	0	0	0																0	0	0	0	982
Total Current Assets	137,394	42,008		130,870																										42,008	70,726	110,388	118,734	130,870																0	0	0	0	0																42,008	70,726	110,388	118,734	130,870
Certificates of Deposit	172,706	172,499		171,875																										172,499	172,378	172,255	172,133	171,875																0	0	0	0	0																172,499	172,378	172,255	172,133	171,875
Goodwill	0	0		5,341																											5,341	5,341	5,341	5,341																0	0	0	0	0																0	5,341	5,341	5,341	5,341
Mining Claims - Unproved	1,797,499	1,797,488		1,797,564																										1,797,488	2,187,207	2,110,387	2,004,295	1,891,845																0	(389,718)	(312,898)	(206,550)	(94,281)																1,797,488	1,797,489	1,797,489	1,797,745	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	587,092	635,212		733,885																										635,212	660,083	681,515	707,700	733,885																0	0	0	0	0																635,212	660,083	681,515	707,700	733,885
Purchase Option - Taber Mine																														0	22,000	16,000	10,000	0																0	0	0	0	0																0	22,000	16,000	10,000	0
Reclamation Bond Deposit – Fraser River	5,000	2,000		0																										2,000	2,000	2,000	2,000	0																0	0	0	0	0																2,000	2,000	2,000	2,000	0
Total Other Assets	2,644,078	2,634,220		2,712,665																										2,634,220	3,070,140	2,987,498	2,901,469	2,806,946																0	(389,718)	(312,898)	(206,550)	(94,281)																2,634,220	2,680,422	2,674,600	2,694,919	2,712,665
TOTAL ASSETS	2,781,472	2,676,228		2,843,535																										2,676,228	3,140,866	3,097,886	3,020,203	2,937,816																0	(389,718)	(312,898)	(206,550)	(94,281)																2,676,228	2,751,148	2,784,988	2,813,653	2,843,535
Current Liabilities
Accounts Payable	30,012	56,617		5,942																										56,617	31,165	44,638	30,976	5,942																0	0	0	0	0																56,617	31,165	44,638	30,976	5,942
Accrued Expenses - related party	947,474	884,474		784,474																										884,474	850,474	828,474	812,474	784,474																0	0	0	0	0																884,474	850,474	828,474	812,474	784,474
Accrued Interest	60,189	41,363		0																										41,363	18,513	10,823	3,348	0																0	0	0	0	0																41,363	18,513	10,823	3,348	0
Convertible notes payable (net of discount of $213,201)	370,162	608,193		25,000																										608,193	357,675	161,798	53,802	25,000																0	0	0	0	0																608,193	357,675	161,798	53,802	25,000
Note Payable (net of discount of $0)	0	0		4,432																										0	0	0	5,931	4,432																0	0	0	0	0																0	0	0	5,931	4,432
Note Payable – Ruby Mine Mortgage	1,170,933	1,774,822		1,889,185																										1,774,822	1,841,095	1,857,245	1,873,275	1,889,185																0	0	0	0	0																1,774,822	1,841,095	1,857,245	1,873,275	1,889,185
Total Current Liabilities	3,833,478	3,884,381		2,709,033																										3,884,381	3,684,420	2,902,978	2,779,806	2,709,033																0	0	0	0	0																3,884,381	3,684,420	2,902,978	2,779,806	2,709,033
Long-Term Liabilities
Asset Retirement Obligation	5,747	5,584		5,147	171,618																									5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Long-Term Liabilities	1,082,488	5,584		5,147																										5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Liabilities	4,915,966	3,889,965		2,714,180																										3,889,965	3,689,770	2,908,252	2,785,004	2,714,180																0	0	0	0	0																3,889,965	3,689,770	2,908,252	2,785,004	2,714,180
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 2,817,774 outstanding at June 30, 2013																																0																				260,193																				260,193
Stockholders’ Equity (Deficit)
Preferred stock															0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	0	0	0	0	0	0	0	0	0	0	0	0	0	0						0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	4,000	4,000	4,000	0	0	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 96,810,130 shares issued and outstanding at June 30, 2012																														102,003	100,498	99,628	98,725	97,664																(4,518)	(3,603)	(2,818)	(1,915)	(881)																97,485	96,895	96,810	96,810	96,783
Additional Paid-In Capital	12,018,974	11,805,636		11,271,341																										12,168,608	12,047,659	11,999,318	11,796,219	11,358,733																(362,972)	(311,154)	(257,375)	(187,989)	(87,392)																11,805,636	11,736,505	11,741,943	11,608,230	11,271,341
Stock Payable	0	0		25,000																										0	25,000	25,000	25,000	25,000																0	0	0	0	0																0	25,000	25,000	25,000	25,000
Deficit Accumulated During Exploration Stage																														(13,475,848)	(12,726,061)	(11,938,412)	(11,688,845)	(11,261,861)																0	(389,718)	(312,898)	(206,550)	(94,281)																(13,475,848)	(13,115,779)	(12,251,310)	(11,895,395)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(2,734,983)	(1,581,227)		41,082		(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0																(1,213,737)	(548,904)	189,634	235,199	223,636																(367,490)	(704,475)	(573,091)	(396,454)	(182,554)																(1,581,227)	(1,253,379)	(383,457)	(161,255)	41,082
TOTAL LIABILITIES, COMMITMENT & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	$ 2,781,472	$ 2,676,228		$ 2,843,535																										$ 2,676,228	$ 3,140,866	$ 3,097,886	$ 3,020,203	$ 2,937,816																$ 0	$ (389,718)	$ (312,898)	$ (206,550)																	$ 2,676,228	$ 2,751,148	$ 2,784,988	$ 2,813,653	$ 2,843,535

RESTATEMENT (Details) - Schedule of Restated Financial Information (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Dec. 31, 2011 Series I Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Net of discount (in Dollars)	$ 176,990	$ 166,307	$ 0																$ 166,307	$ 240,325	$ 213,201	$ 146,198	$ 0
Net of discount (in Dollars)	$ 0	$ 0	$ 20,568																$ 0	$ 0	$ 0	$ 4,069	$ 20,568
Common shares subject to redemption, shares outstanding	10,217,486	4,517,601	880,982																4,517,601	3,602,492	2,817,774	1,914,491	880,982
Preferred stock par value (in Dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				100	100	100	100	100	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	0	1,500,000	1,500,000	1,500,000	1,500,000						100	100	100	8,000,000	8,000,000	8,000,000	0	0	1,500,000
Preferred stock, shares issued				100	100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	0	0	100,000	100,000	100,000						100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Preferred stock, shares outstanding				100	100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	0	0	100,000	100,000	100,000						100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001																$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000																250,000,000	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued	103,264,544	97,485,130	96,783,480																97,485,130	96,895,130	96,810,130	96,810,130	96,783,480
Common stock, shares outstanding	103,264,544	97,485,130	96,783,480																97,485,130	96,895,130	96,810,130	96,810,130	96,783,480

RESTATEMENT (Details) - Schedule of Restated Financial Information (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									102 Months Ended	108 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]
Revenues
Retail Sales (revenue prior to change to mining company in 2006)																$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0	0	0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Gross Loss	0	0	0	0	0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees	4,800	6,000	4,800	6,000	9,000	43,216								312,000	316,800	0	6,000	0	6,000	6,000	9,000	43,216	0	0	0	0	0		0	0	6,000	0	6,000	6,000	9,000	43,216
General & Administrative Costs	80,732	72,701	161,728	166,286	339,524	345,451								9,160,947	9,322,675	85,640	72,701	93,585	166,286	251,926	339,524	345,451	0	0	0	0	0	0	0	85,640	72,701	93,585	166,286	251,926	339,524	345,451
Mining Property Costs	179,639	139,036	226,540	307,150	591,926	265,137								1,672,351	1,898,891	63,326	32,687	55,846	88,533	151,859	591,926	170,856	76,820	106,349	112,269	218,617	295,437	0	94,281	140,146	139,036	168,115	307,150	447,296	591,926	265,137
Impairment Expense	0	0	0	0	5,341	124,343								145,995	145,995	0	0	0	0	0	5,341	124,343	0	0	0	0	0	0	0	0	0	0	0	0	5,341	124,343
Gain on Mineral Claim Sales	0	0	113,499	4,500	4,500	103,500								227,744	341,243	0	0	4,500	4,500	4,500	4,500	103,500	0	0	0	0	0		0	0	0	4,500	4,500	4,500	4,500	103,500
Gain on Joint-Ventures																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Interest Income	120	(120)	244	425	831	532								1,472	1,716	159	(120)	545	425	584	831	532	0	0	0	0	0	0	0	159	(120)	545	425	584	831	532
Interest Expense	(98,321)	(105,048)	(405,900)	(167,787)	(644,773)	(166,748)								(906,959)	(1,312,859)	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)	0	0	0	0	0	0	0	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)
Loss on Conversion of Debt	0	0	0	0	0	0								(137,000)	(137,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Bad Debt Expense			0	0	0	(29,018)								(48,167)	(48,167)		0		0					0		0					0		0
Accretion Expense																	(76)		(203)					0		0					(76)		(203)
Other Expense	(1,913)	0	0	(175,047)	(2,222)	0								(2,222)	(2,222)	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0	0	0	0	0	0	0	0	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0
Loss on Settlement	0	0	0	0	0	(62,095)								(62,095)	(62,095)	0	0	0	0	0	0	62,095	0	0	0	0	0	0	0	0	0	0	0	0	0	62,095
Realized Gain (Loss) on Investment	0	0	0	0	0	0								(97,109)	(97,109)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Gain (Loss) on Derivative Liability																	0		0					0		0					0		0
Net Other Income (Expenses)	(459,228)	(105,168)	(867,703)	(337,909)	(995,015)	(153,829)								(1,100,538)	(1,968,241)	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)	0	0	0	0	0	0	0	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)
Depreciation Expense	24,060	26,185	48,120	52,370	98,673	60,560								159,233	207,353	21,432	26,185	26,185	52,370	73,802	98,673	60,560	0	0	0	0	0	0	0	21,432	26,185	26,185	52,370	73,802	98,673	60,560
Professional Services	36,368	6,750	66,270	25,250	79,714	52,970								250,432	316,702	10,922	6,750	18,500	25,250	36,172	79,714	52,970	0	0	0	0	0	0	0	10,922	6,750	18,500	25,250	36,172	79,714	52,970
Total Operating Expenses	325,675	250,748	507,621	557,259	1,124,691	891,920								11,701,714	12,209,335	181,320	144,323	194,116	338,439	519,759	1,124,691	797,639	76,820	106,349	112,269	218,617	295,437	0	94,281	258,140	250,672	306,385	557,056	815,196	1,124,691	891,920
Net Loss	(784,903)	(355,916)	(1,375,324)	(895,168)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(14,851,172)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	0	(94,281)	(864,469)	(355,916)	(539,253)	(895,168)	(1,759,637)	(2,119,706)	(1,045,749)
Accretion of Discount on Redeemable Common Stock	(489)	(6,836)	(14,701)	(21,442)	(29,516)	0								(29,516)	(44,217)	0	0	0	0	0	0	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0
Interest on Redeemable Common Stock	(12,337)	(5,453)	(21,298)	(7,978)	(22,701)	(247)								(22,948)	(44,246)	0	0	0	0	0	0	0	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)
Net Loss Attributable to Common Shareholders	(797,729)	(368,205)	(1,411,323)	(924,588)	(2,171,923)	(1,045,022)								(13,527,338)	(14,938,661)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(87,884)	(118,638)	(129,400)	(248,037)	(284,723)	(52,217)	(93,554)	(875,533)	(368,205)	(556,384)	(924,588)	(1,800,121)	(2,171,923)	(1,045,022)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959										100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	99,799,411	91,479,959	0	0		0	0	0	0	100,200,957	99,296,795		98,712,344	99,212,170	99,799,411	91,479,959
Basic Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)										$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ 0	$ 0	$ 0	$ 0		$ 0		$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)																100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	0	91,479,959	0	0	0	0	0	0	0	95,880,831	99,296,795	98,127,893	98,712,344	89,719,476	0	91,479,959
Diluted Net Loss per Share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)										$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ 0	$ (0.01)
Net Operating Loss	$ (325,675)	$ (250,748)	$ (507,621)	$ (557,259)	$ (1,124,691)	$ (891,920)								$ (11,701,714)	$ (12,209,335)	$ (181,320)	$ (144,323)	$ (194,116)	$ (338,439)	$ (519,759)	$ (1,124,691)	$ (797,639)	$ (76,820)	$ (106,349)	$ (112,269)	$ (218,617)	$ (295,437)	$ 0	$ (94,281)	$ (258,140)	$ (250,672)	$ (306,385)	$ (557,056)	$ (815,196)	$ (1,124,691)	$ (891,920)

SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended						48 Months Ended			2 Months Ended		3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2007	Jun. 30, 2013	Dec. 31, 2012	Feb. 28, 2013 Subsequent Event [Member] Securities Purchase Agreement [Member]	Mar. 15, 2012 Subsequent Event [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #1 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #2 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #3 [Member]	Mar. 15, 2013 Subsequent Event [Member] Convertible Note JMJ Financial, July 11, 2012, Stock Issuance #4 [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Development Stage Entities, Stock Issued, Shares, Issued for Cash										1,864,357
Development Stage Entities, Stock Issued, Value, Issued for Cash (in Dollars)	$ 768,000	$ 50,000	$ 173,000	$ 10,000	$ 517,700	$ 5,000	$ 522,700			$ 59,000
Notes Payable, Current (in Dollars)	$ 4,432							$ 0	$ 0		$ 107,288
Stock Issued During Period, Shares, Other												500,000	1,000,000	1,100,100	900,000
Development Stage Entities, Equity Issuance, Per Share Amount (in Dollars per share)												$ 0.028	$ 0.02205	$ 0.02177	$ 0.0231

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	$ 496,827	$ 0
New Issuances	166,808	136,207
Changes in Fair Value	558,545	360,620
Balance	1,099,889	496,827
Conversion Features - Embedded Derivatives [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	82,237	0
New Issuances	166,808	98,366
Changes in Fair Value	47,034	(16,129)
Balance	212,965	82,237
Conversion Features - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	208,971	0
New Issuances	0	37,841
Changes in Fair Value	176,838	171,130
Balance	346,632	208,971
Warrants - Tainted Equity [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value [Line Items]
Balance	205,619	0
New Issuances	0	0
Changes in Fair Value	334,673	205,619
Balance	$ 540,292	$ 205,619

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013
Schedule of Earnings Per Share, Basic and Diluted [Abstract]0
Net Loss (in Dollars)	$ (784,903)	$ (355,916)	$ (1,375,324)	$ (895,168)	$ (2,119,706)	$ (1,045,749)	$ (287,345)	$ (786,979)	$ (328,478)	$ (1,490,871)	$ (5,504,237)	$ (1,816,896)	$ (95,587)	$ (13,475,848)	$ (14,851,172)
Weighted-average common shares Outstanding (Basic)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Weighted-average common stock Equivalents			52,131,637	43,145,833	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss			(52,131,637)	(43,145,833)	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share (in Dollars per share)			$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)

ACCOUNTS RECEIVABLE (Details) (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
ACCOUNTS RECEIVABLE (Details) [Line Items]
Accounts receivable, expected to be collected				$ 93,000
Sale Agreement, Payment Terms				$10,000 USD within ten (10) days of execution of the Agreement, $33,000 USD within three (3) months of the date of the Agreement, and $50,000 USD on or before June 25, 2011
Proceeds from Sale of Intangible Assets				63,000
Accounts Receivable, Net, Current	0		0	982	0	0
Provision for Doubtful Accounts	0	0	0	29,018	48,167	48,167
Increase (Decrease) in Accounts Receivable	0	(982)	(982)	30,000	29,018	29,018
Receivable Agreement [Member]
ACCOUNTS RECEIVABLE (Details) [Line Items]
Notes, Loans and Financing Receivable, Net, Noncurrent				30,000
Provision for Doubtful Accounts			30,000
Increase (Decrease) in Accounts Receivable			$ 982

PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Property, Plant, Equipment and Mineral Claim Assets Disclosure (USD $)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant, Equipment and Mineral Claim Assets Disclosure [Abstract]
Buildings	$ 558,885		$ 558,885		$ 558,885
Machinery and equipment	119,389		119,389		119,389
Vehicles	240,514		240,514		240,514
Total property, plant and equipment	918,788		918,788		918,788
Less: impairment expense(2)	(135,810)	[1]	(135,810)	[1]	(124,343)	[2]
Less: accumulated depreciation(3)	(195,886)	[3]	(147,766)	[3]	(60,560)	[4]
Property, plant and equipment, net	587,092		635,212		733,885
Mining claims (1)	1,792,660	[5]	1,792,660	[5]	1,792,660	[3]
Asset retirement costs	4,839		4,828		4,904
Total mineral claim assets	1,797,499		1,797,488		1,797,564
Less: accumulated depletion(3)	0	[3]	0	[3]	0	[4]
Mining claims, net	$ 1,797,499		$ 1,797,488		$ 1,797,564

[1]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $135,810.
[2]	Following the acquisition of the Ruby Mine on July1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
[3]	Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
[4]	Depreciation expense totaled $137,544 and $60,560 for the years ended December 31, 2012 and 2011, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2012 and 2011, respectively
[5]	Depreciation expense totaled $48,120 and $52,370 for the six months ended June 30, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the six months ended June 30, 2013 and 2012, respectively

FINANCING (Details) - Schedule of Debt (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCING (Details) - Schedule of Debt [Line Items]
Discount on note payable	$ 0	$ 0	$ (20,568)
Note payable, net of discount	2,611,512	2,383,015	1,918,617
Mortgage payable - Ruby Mine [Member]
FINANCING (Details) - Schedule of Debt [Line Items]
Unsecured note payable	1,901,579	1,774,822	1,889,185
Unsecured note payable [Member]
FINANCING (Details) - Schedule of Debt [Line Items]
Unsecured note payable		0	25,000
Discount on note payable		0	(20,568)
Note payable, net of discount		0	4,432
Unsecured convertible notes payable #1 [Member]
Convertible notes:
Unsecured convertible notes payable	275,000	275,000	25,000
Unsecured convertible notes payable #2 [Member]
Convertible notes:
Unsecured convertible notes payable		113,000	0
Unsecured convertible notes payable #3 [Member]
Convertible notes:
Unsecured convertible notes payable	446,097	260,000	0
Unsecured convertible notes payable #4 [Member]
Convertible notes:
Unsecured convertible notes payable	172.15	126,500	0
Unsecured convertible notes payable [Member]
FINANCING (Details) - Schedule of Debt [Line Items]
Discount on note payable	(176,990)	(166,307)	0
Note payable, net of discount	716,257	608,193
Convertible notes:
Unsecured convertible notes payable		$ 608,193	$ 25,000

FINANCING (Details) - Schedule of Debt (Parentheticals)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Unsecured note payable [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate		8.00%	8.00%
Unsecured convertible notes payable #1 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	9.90%	9.90%	9.90%
Unsecured convertible notes payable #2 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	8.00%	8.00%	8.00%
Unsecured convertible notes payable #3 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	7.00%	7.00%	7.00%
Unsecured convertible notes payable #4 [Member]
FINANCING (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	5.00%	5.00%	5.00%

DERIVATIVE LIABILITIES (Details) - Schedule of Changes in Derivatives (USD $)	6 Months Ended	24 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Changes in Derivatives [Abstract]
Derivative Liability	$ 496,827	$ 0
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	558,545	159,789
Settlement to APIC from Warrants Exercise	(122,291)	(49,795)
Loss on Derivative Liability	148,713	386,833
Derivative Liability	$ 1,099,889	$ 496,827

DERIVATIVE LIABILITIES (Details) - Schedule of Derivative Instruments (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative Liability	$ 1,099,889	$ 496,827	$ 0
Conversion Features - Embedded Derivatives [Member]
Derivative [Line Items]
Derivative Liability	212,965	82,237	0
Conversion Features - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	346,632	208,971	0
Warrants - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	$ 540,292	$ 205,619	$ 0

INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 3,129,410	$ 2,138,602	$ 1,804,852
Deferred Tax Assets, Gross	1,165,226	1,460,510
Deferred Tax Assets, Net of Valuation Allowance	0	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 929,020	$ 711,999

INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net Operating Loss Carryforwards	$ 2,138,602	$ 1,804,852
Current Year Net Operating Loss/(Gain)	990,808	333,750
Total Operating Loss Carryforward	3,129,410	2,138,602
Enacted Future Tax Rate	35.00%	35.00%
Deferred Tax Asset for NOL	1,095,294	748,511
Deferred Tax Asset for Temporary Differences Between Book and Tax Income	69,932	711,999
Gross Deferred Tax Asset	1,165,226	1,460,510
Valuation Allowance	(1,165,226)	(1,460,510)
Net Deferred Tax Asset	$ 0	$ 0

ASSET RETIREMENT OBLIGATIONS (Details) - Schedule of Change in Asset Retirement Obligation (USD $)	3 Months Ended		6 Months Ended			12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Schedule of Change in Asset Retirement Obligation [Abstract]0
Asset retirement obligation			$ 5,584	$ 5,147	$ 171,618	$ 5,147
Accretion Expense	76	76	163	203	243	513	243	756	919
Revisions to asset retirement obligation			0	(76)	(166,714)	(76)	(166,714)	(166,790)	(166,790)
Asset retirement obligation	$ 5,747		$ 5,747		$ 5,147	$ 5,584	$ 5,147	$ 5,584	$ 5,747

RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003	Dec. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Cash	$ 137,394	$ 42,008	$ 110,388	$ 129,888		$ 47,000							$ 0																	$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888																$ 0	$ 0	$ 0	$ 0	$ 0																$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888
Accounts Receivable	0	0		982																										0	0	0	0	982																0	0	0	0	0																0	0	0	0	982
Total Current Assets	137,394	42,008		130,870																										42,008	70,726	110,388	118,734	130,870																0	0	0	0	0																42,008	70,726	110,388	118,734	130,870
Certificates of Deposit	172,706	172,499		171,875																										172,499	172,378	172,255	172,133	171,875																0	0	0	0	0																172,499	172,378	172,255	172,133	171,875
Deferred Financing Costs, Net																														14,471	21,131	0	0	0																0	0	0	0	0																14,471	21,131	0	0	0
Goodwill	0	0		5,341																											5,341	5,341	5,341	5,341																0	0	0	0	0																0	5,341	5,341	5,341	5,341
Mining Claims - Unproved	1,797,499	1,797,488		1,797,564																										1,797,488	2,187,207	2,110,387	2,004,295	1,891,845																0	(389,718)	(312,898)	(206,550)	(94,281)																1,797,488	1,797,489	1,797,489	1,797,745	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	587,092	635,212		733,885																										635,212	660,083	681,515	707,700	733,885																0	0	0	0	0																635,212	660,083	681,515	707,700	733,885
Purchase Option - Taber Mine																														0	22,000	16,000	10,000	0																0	0	0	0	0																0	22,000	16,000	10,000	0
Other Assets	0	0		4,000																										0	0	0	0	4,000																0	0	0	0	0																0	0	0	0	4,000
Available For Sale Securities	15,000	12,550		0																										12,550	0	0	0	0																0	0	0	0	0																12,550	0	0	0	0
Reclamation Bond Deposit (in Dollars)	5,000	2,000		0																										2,000	2,000	2,000	2,000	0																0	0	0	0	0																2,000	2,000	2,000	2,000	0
Total Other Assets	2,644,078	2,634,220		2,712,665																										2,634,220	3,070,140	2,987,498	2,901,469	2,806,946																0	(389,718)	(312,898)	(206,550)	(94,281)																2,634,220	2,680,422	2,674,600	2,694,919	2,712,665
TOTAL ASSETS	2,781,472	2,676,228		2,843,535																										2,676,228	3,140,866	3,097,886	3,020,203	2,937,816																0	(389,718)	(312,898)	(206,550)	(94,281)																2,676,228	2,751,148	2,784,988	2,813,653	2,843,535
Accounts Payable	30,012	56,617		5,942																										56,617	31,165	44,638	30,976	5,942																0	0	0	0	0																56,617	31,165	44,638	30,976	5,942
Accrued Expenses - related party	947,474	884,474		784,474																										884,474	850,474	828,474	812,474	784,474																0	0	0	0	0																884,474	850,474	828,474	812,474	784,474
Accrued Expenses – Ruby Mine	2,906	12,250		0																										12,250	0	0	0	0																0	0	0	0	0																12,250	0	0	0	0
Accrued Interest	60,189	41,363		0																										41,363	18,513	10,823	3,348	0																0	0	0	0	0																41,363	18,513	10,823	3,348	0
Convertible notes payable net of discount	370,162	608,193		25,000																										608,193	357,675	161,798	53,802	25,000																0	0	0	0	0																608,193	357,675	161,798	53,802	25,000
Deferred Gain	0	9,835		0																										9,835	0	0	0	0																0	0	0	0	0																9,835	0	0	0	0
Derivative Liability	1,099,889	496,827		0																										496,827	585,498	0	0	0																0	0	0	0	0																496,827	585,498	0	0	0
Note Payable net of discount	0	0		4,432																										0	0	0	5,931	4,432																0	0	0	0	0																0	0	0	5,931	4,432
Note Payable – Ruby Mine Mortgage	1,170,933	1,774,822		1,889,185																										1,774,822	1,841,095	1,857,245	1,873,275	1,889,185																0	0	0	0	0																1,774,822	1,841,095	1,857,245	1,873,275	1,889,185
Total Current Liabilities	3,833,478	3,884,381		2,709,033																										3,884,381	3,684,420	2,902,978	2,779,806	2,709,033																0	0	0	0	0																3,884,381	3,684,420	2,902,978	2,779,806	2,709,033
Asset Retirement Obligation	5,747	5,584		5,147	171,618																									5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Long-Term Liabilities	1,082,488	5,584		5,147																										5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Liabilities	4,915,966	3,889,965		2,714,180																										3,889,965	3,689,770	2,908,252	2,785,004	2,714,180																0	0	0	0	0																3,889,965	3,689,770	2,908,252	2,785,004	2,714,180
Common shares subject to redemption, stated at estimated redemption value	600,489	367,490		88,273																										0	0	0	0	0																367,490	314,757	260,193	189,904	88,273																367,490	314,757	260,193	189,904	88,273
Total Commitment & Contingencies	600,489	367,490		88,273																										0				0																367,490				88,273																367,490				88,273
Preferred stock															0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	0	0	0	0	0	0	0	0	0	0	0	0	0	0						0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	4,000	4,000	4,000	0	0	100
Common stock																														102,003	100,498	99,628	98,725	97,664																(4,518)	(3,603)	(2,818)	(1,915)	(881)																97,485	96,895	96,810	96,810	96,783
Additional Paid-In Capital	12,018,974	11,805,636		11,271,341																										12,168,608	12,047,659	11,999,318	11,796,219	11,358,733																(362,972)	(311,154)	(257,375)	(187,989)	(87,392)																11,805,636	11,736,505	11,741,943	11,608,230	11,271,341
Stock Payable	0	0		25,000																										0	25,000	25,000	25,000	25,000																0	0	0	0	0																0	25,000	25,000	25,000	25,000
Accumulated Other Comprehensive Income	(10,050)	(12,500)		0																										(12,500)	0	0	0	0																0	0	0	0	0																(12,500)	0	0	0	0
Deficit Accumulated During Exploration Stage																														(13,475,848)	(12,726,061)	(11,938,412)	(11,688,845)	(11,261,861)																0	(389,718)	(312,898)	(206,550)	(94,281)																(13,475,848)	(13,115,779)	(12,251,310)	(11,895,395)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(2,734,983)	(1,581,227)		41,082		(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0																(1,213,737)	(548,904)	189,634	235,199	223,636																(367,490)	(704,475)	(573,091)	(396,454)	(182,554)																(1,581,227)	(1,253,379)	(383,457)	(161,255)	41,082
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$ 2,781,472	$ 2,676,228		$ 2,843,535																										$ 2,676,228	$ 3,140,866	$ 3,097,886	$ 3,020,203	$ 2,937,816																$ 0	$ (389,718)	$ (312,898)	$ (206,550)																	$ 2,676,228	$ 2,751,148	$ 2,784,988	$ 2,813,653	$ 2,843,535

RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (Parentheticals) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Dec. 31, 2011 Series I Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Convertible Note, Net of discounts (in Dollars)	$ 176,990	$ 166,307	$ 0																$ 166,307	$ 240,325	$ 213,201	$ 146,198	$ 0
Note Payable, Net of discounts (in Dollars)	$ 0	$ 0	$ 20,568																$ 0	$ 0	$ 0	$ 4,069	$ 20,568
Common shares subject to redemption, shares outstanding	10,217,486	4,517,601	880,982																4,517,601	3,602,492	2,817,774	1,914,491	880,982
Preferred stock par value (in Dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				100	100	100	100	100	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	0	1,500,000	1,500,000	1,500,000	1,500,000						100	100	100	8,000,000	8,000,000	8,000,000	0	0	1,500,000
Preferred stock, shares issued				100	100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	0	0	100,000	100,000	100,000						100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Preferred stock, shares outstanding				100	100	100	100	100	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	0	0	100,000	100,000	100,000						100	100	100	4,000,000	4,000,000	4,000,000	0	0	100,000
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001																$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000																250,000,000	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, shares issued	103,264,544	97,485,130	96,783,480																97,485,130	96,895,130	96,810,130	96,810,130	96,783,480
Common stock, shares outstanding	103,264,544	97,485,130	96,783,480																97,485,130	96,895,130	96,810,130	96,810,130	96,783,480

RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (USD $)	3 Months Ended		6 Months Ended			12 Months Ended									102 Months Ended	108 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]
Retail Sales (revenue prior to change to mining company in 2006)																	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Revenue	0	0	0	0		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cost of Revenue	0	0	0	0		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Gross Loss	0	0	0	0		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Commissions & Consulting Fees	4,800	6,000	4,800	6,000		9,000	43,216								312,000	316,800	0	6,000	0	6,000	6,000	9,000	43,216	0	0	0	0	0		0	0	6,000	0	6,000	6,000	9,000	43,216
General & Administrative Costs	80,732	72,701	161,728	166,286		339,524	345,451								9,160,947	9,322,675	85,640	72,701	93,585	166,286	251,926	339,524	345,451	0	0	0	0	0	0	0	85,640	72,701	93,585	166,286	251,926	339,524	345,451
Mining Property Costs	179,639	139,036	226,540	307,150		591,926	265,137								1,672,351	1,898,891	63,326	32,687	55,846	88,533	151,859	591,926	170,856	76,820	106,349	112,269	218,617	295,437	0	94,281	140,146	139,036	168,115	307,150	447,296	591,926	265,137
Impairment Expense	0	0	0	0		5,341	124,343								145,995	145,995	0	0	0	0	0	5,341	124,343	0	0	0	0	0	0	0	0	0	0	0	0	5,341	124,343
Other Income from Mineral Claims	0	0	0	0		32,500	0								309,649	309,649	0	0	0	0	0	32,500	0	0	0	0	0	0	0	0	0	0	0	0	0	32,500	0
Interest Income	120	(120)	244	425		831	532								1,472	1,716	159	(120)	545	425	584	831	532	0	0	0	0	0	0	0	159	(120)	545	425	584	831	532
Interest Expense	(98,321)	(105,048)	(405,900)	(167,787)		(644,773)	(166,748)								(906,959)	(1,312,859)	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)	0	0	0	0	0	0	0	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)
Gain/Loss on Derivative Liability	(359,114)	0	(576,640)	0		(386,833)	0								(386,833)	(963,473)	(449,291)	0	0	0	(449,291)	(386,833)	0	0	0	0	0	0	0	0	(449,291)	0	0	0	(449,291)	(386,833)	0
Net Other Income (Expenses)	(459,228)	(105,168)	(867,703)	(337,909)		(995,015)	(153,829)								(1,100,538)	(1,968,241)	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)	0	0	0	0	0	0	0	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)
Loss From Continuing Operations	0	0	0	0		(2,119,706)	(1,045,749)								(12,802,252)	(14,177,576)	0	0	0	0	0	(2,119,706)	0	0	0	0	0	0	0	0	0	0	0	0	0	(2,119,706)	0
Loss From Discontinued Operations	0	0	0	0		0	0								(673,596)	(673,596)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net Loss	(784,903)	(355,916)	(1,375,324)	(895,168)		(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(14,851,172)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	0	(94,281)	(864,469)	(355,916)	(539,253)	(895,168)	(1,759,637)	(2,119,706)	(1,045,749)
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0		0	974								974	974	0	0	0	0	0	0	0	0	0	0	0	0	0	974	0	0	0	0	0	0	974
Accretion of Discount on Redeemable Common Stock	(489)	(6,836)	(14,701)	(21,442)		(29,516)	0								(29,516)	(44,217)	0	0	0	0	0	0	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0
Interest on Redeemable Common Stock	(12,337)	(5,453)	(21,298)	(7,978)		(22,701)	(247)								(22,948)	(44,246)	0	0	0	0	0	0	0	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)
Net Loss Attributable to Common Shareholders	(797,729)	(368,205)	(1,411,323)	(924,588)		(2,171,923)	(1,045,022)								(13,527,338)	(14,938,661)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(87,884)	(118,638)	(129,400)	(248,037)	(284,723)	(52,217)	(93,554)	(875,533)	(368,205)	(556,384)	(924,588)	(1,800,121)	(2,171,923)	(1,045,022)
Unrealized Loss on Available For Sale Securities	(7,500)	0	2,450	0		(12,500)	0		(22,780)	22,780					(12,500)	(10,050)	0	0	0	0	0	(12,500)	0	0	0	0	0	0	0	0	0	0	0	0	0	(12,500)	0
Total Comprehensive Loss	(805,229)	(368,205)	(1,408,873)	(924,588)		(2,184,423)	(1,045,022)								(13,539,838)	(14,948,711)	0	0	0		0	(2,132,206)	0	0	0	0		0	0	0	0	0	0		0	(2,184,423)	0
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344		99,799,411	91,479,959										100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	99,799,411	91,479,959	0	0		0	0	0	0	100,200,957	99,296,795		98,712,344	99,212,170	99,799,411	91,479,959
Basic Net Gain (Loss) per Share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)		$ (0.02)	$ (0.01)										$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ 0	$ 0	$ 0	$ 0		$ 0		$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)																	100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	0	91,479,959	0	0	0	0	0	0	0	95,880,831	99,296,795	98,127,893	98,712,344	89,719,476	0	91,479,959
Diluted Net Gain (Loss) per Share (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)		$ (0.02)	$ (0.01)										$ (0.01)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ 0	$ (0.01)
Loss on Conversion of Debt	0	0	0	0		0	0								(137,000)	(137,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Bad Debt Expense	0	0	0	0		(982)	29,018								47,185	47,185	982	0	0	0	982	982	(29,018)	0	0	0	0	0	0	0	982	0	0	0	982	982	(29,018)
Accretion Expense	76	76	163	203	243	513	243								756	919	(76)	(76)	(127)	(203)	(279)	513	243	0	0	0	0	0	0	0	(76)	(76)	(127)	(203)	(279)	513	243
Loss on Settlement	0	0	0	0		0	62,095								62,095	62,095	0	0	0	0	0	0	(62,095)	0	0	0	0	0	0	0	0	0	0	0	0	0	(62,095)
Other Expense	(1,913)	0	0	(175,047)		(2,222)	0								(2,222)	(2,222)	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0	0	0	0	0	0	0	0	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0
Realized Gain (Loss) on Investment	0	0	0	0		0	0								(97,109)	(97,109)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Depreciation Expense	24,060	26,185	48,120	52,370		98,673	60,560								159,233	207,353	21,432	26,185	26,185	52,370	73,802	98,673	60,560	0	0	0	0	0	0	0	21,432	26,185	26,185	52,370	73,802	98,673	60,560
Professional Services	36,368	6,750	66,270	25,250		79,714	52,970								250,432	316,702	10,922	6,750	18,500	25,250	36,172	79,714	52,970	0	0	0	0	0	0	0	10,922	6,750	18,500	25,250	36,172	79,714	52,970
Total Operating Expenses	325,675	250,748	507,621	557,259		1,124,691	891,920								11,701,714	12,209,335	181,320	144,323	194,116	338,439	519,759	1,124,691	797,639	76,820	106,349	112,269	218,617	295,437	0	94,281	258,140	250,672	306,385	557,056	815,196	1,124,691	891,920
Net Operating Loss	(325,675)	(250,748)	(507,621)	(557,259)		(1,124,691)	(891,920)								(11,701,714)	(12,209,335)	(181,320)	(144,323)	(194,116)	(338,439)	(519,759)	(1,124,691)	(797,639)	(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	0	(94,281)	(258,140)	(250,672)	(306,385)	(557,056)	(815,196)	(1,124,691)	(891,920)
Gain on Mineral Claim Sales	0	0	113,499	4,500		4,500	103,500								227,744	341,243	0	0	4,500	4,500	4,500	4,500	103,500	0	0	0	0	0		0	0	0	4,500	4,500	4,500	4,500	103,500
Gain on Joint-Ventures																	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0